UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 28, 2010

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
COMMON STOCKS ― 43.3%
AEROSPACE & DEFENSE ― 0.8%
AAR Corp.(1)	389	$ 8,823
AerCap Holdings NV(1)	4,457	42,386
BE Aerospace, Inc.(1)	7,900	204,610
Ceradyne, Inc.(1)	410	9,241
Curtiss-Wright Corp.	1,460	46,793
Esterline Technologies Corp.(1)	200	8,230
Global Defense Technology & Systems, Inc.(1)	988	13,318
Goodrich Corp.	7,239	475,096
Honeywell International, Inc.	19,000	763,040
L-3 Communications Holdings, Inc.	4,011	366,686
Lockheed Martin Corp.	4,200	326,592
Moog, Inc., Class A(1)	697	23,670
Northrop Grumman Corp.	18,400	1,127,184
Precision Castparts Corp.	1,700	191,675
Raytheon Co.	7,147	401,947
Rockwell Collins, Inc.	7,200	405,216
Rolls-Royce Group plc(1)	22,866	194,553
Stanley, Inc.(1)	258	6,504
Triumph Group, Inc.	316	16,539
		4,632,103
AIR FREIGHT & LOGISTICS ― 0.2%
Atlas Air Worldwide Holdings, Inc.(1)	585	26,372
C.H. Robinson Worldwide, Inc.	911	48,584
FedEx Corp.	5,869	497,456
Hub Group, Inc., Class A(1)	1,094	29,505
United Parcel Service, Inc., Class B	14,083	827,235
UTi Worldwide, Inc.	800	11,944
		1,441,096
AIRLINES ― 0.1%
Allegiant Travel Co.(1)	100	5,214
British Airways plc(1)	45,640	146,978
Copa Holdings SA, Class A	123	6,690
JetBlue Airways Corp.(1)	1,400	7,392
Ryanair Holdings plc ADR(1)	6,750	185,422
SkyWest, Inc.	476	7,026
Southwest Airlines Co.	12,657	159,225
UAL Corp.(1)	1,898	32,551
		550,498
AUTO COMPONENTS ― 0.3%
ArvinMeritor, Inc.(1)	516	6,017
Autoliv, Inc.(1)	16,810	749,894
BorgWarner, Inc.(1)	9,400	352,124
Cooper Tire & Rubber Co.	2,449	42,955
Dana Holding Corp.(1)	600	6,822
Gentex Corp.	8,269	160,501
Lear Corp.(1)	94	6,511
NGK Insulators Ltd.	9,000	194,192
Standard Motor Products, Inc.	960	7,786

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
TRW Automotive Holdings Corp.(1)	13,908	$ 373,708
		1,900,510
AUTOMOBILES ― 0.2%
Bayerische Motoren Werke AG	5,240	212,517
Daimler AG	9,400	392,433
Ford Motor Co.(1)	17,500	205,450
Honda Motor Co. Ltd.	17,700	613,608
		1,424,008
BEVERAGES ― 0.7%
Anheuser-Busch InBev NV	7,920	396,430
Boston Beer Co., Inc., Class A(1)	998	47,225
Coca-Cola Co. (The)	40,562	2,138,429
Coca-Cola Enterprises, Inc.	22,383	571,886
Cott Corp.(1)	5,335	38,359
Pepsi Bottling Group, Inc.	824	31,501
PepsiCo, Inc.	9,280	579,722
Pernod-Ricard SA	4,171	314,243
		4,117,795
BIOTECHNOLOGY ― 0.5%
Acorda Therapeutics, Inc.(1)	406	12,253
Alexion Pharmaceuticals, Inc.(1)	8,300	411,016
Alnylam Pharmaceuticals, Inc.(1)	293	5,104
Amgen, Inc.(1)	27,104	1,534,357
Biogen Idec, Inc.(1)	1,231	67,717
Celgene Corp.(1)	2,073	123,385
Cubist Pharmaceuticals, Inc.(1)	3,322	69,895
Gilead Sciences, Inc.(1)	16,032	763,284
Human Genome Sciences, Inc.(1)	885	24,913
Martek Biosciences Corp.(1)	255	5,057
Onyx Pharmaceuticals, Inc.(1)	709	19,682
PDL BioPharma, Inc.	2,566	17,962
Regeneron Pharmaceuticals, Inc.(1)	576	14,089
Talecris Biotherapeutics Holdings Corp.(1)	4,625	99,067
Vertex Pharmaceuticals, Inc.(1)	1,600	64,976
		3,232,757
BUILDING PRODUCTS ― 0.1%
Apogee Enterprises, Inc.	400	5,716
Asahi Glass Co. Ltd.	40,000	399,347
Griffon Corp.(1)	721	8,926
Masco Corp.	6,245	83,496
Simpson Manufacturing Co., Inc.	600	14,748
		512,233
CAPITAL MARKETS ― 1.4%
AllianceBernstein Holding LP	3,538	95,703
Ameriprise Financial, Inc.	13,614	544,968
Apollo Investment Corp.	1,563	18,225
Ares Capital Corp.	1,814	23,709
Artio Global Investors, Inc.	848	20,674
Bank of New York Mellon Corp. (The)	32,736	933,631
BlackRock, Inc.	760	166,288
Blackstone Group LP (The)	11,992	167,648

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Calamos Asset Management, Inc., Class A	1,039	$ 13,860
Charles Schwab Corp. (The)	18,000	329,580
Cohen & Steers, Inc.	1,764	38,385
Credit Suisse Group AG	10,400	461,792
E*TRADE Financial Corp.(1)	11,909	19,173
Evercore Partners, Inc., Class A	1,056	31,796
Federated Investors, Inc., Class B	3,795	94,913
Fifth Street Finance Corp.	835	9,461
Fortress Investment Group LLC, Class A(1)	20,500	82,615
Franklin Resources, Inc.	1,200	122,064
Goldman Sachs Group, Inc. (The)	11,469	1,793,178
HFF, Inc., Class A(1)	3,859	26,048
Invesco Ltd.	9,781	191,708
Investment Technology Group, Inc.(1)	1,377	23,437
Janus Capital Group, Inc.	9,800	122,500
Jefferies Group, Inc.	16,200	404,352
Knight Capital Group, Inc., Class A(1)	483	7,796
Lazard Ltd., Class A	10,500	377,265
Legg Mason, Inc.	493	12,744
MCG Capital Corp.(1)	2,012	10,301
Morgan Stanley	31,063	875,355
Northern Trust Corp.	21,237	1,131,720
PennantPark Investment Corp.	1,000	10,200
Prospect Capital Corp.	1,207	14,025
Pzena Investment Management, Inc., Class A(1)	1,111	6,666
State Street Corp.	4,459	200,254
TD Ameritrade Holding Corp.(1)	4,360	76,256
TradeStation Group, Inc.(1)	1,814	12,517
Waddell & Reed Financial, Inc., Class A	4,100	134,808
		8,605,615
CHEMICALS ― 1.0%
A. Schulman, Inc.	382	9,000
Air Liquide SA	2,510	299,770
Airgas, Inc.	1,700	109,038
Akzo Nobel NV	4,290	218,150
Arch Chemicals, Inc.	449	13,861
Ashland, Inc.	1,121	52,777
BASF SE	8,350	468,890
Cabot Corp.	1,665	48,385
Celanese Corp., Series A	14,330	446,953
CF Industries Holdings, Inc.	3,925	416,992
Cytec Industries, Inc.	333	14,209
E.I. du Pont de Nemours & Co.	23,300	785,676
Eastman Chemical Co.	974	58,002
Ferro Corp.(1)	1,123	9,197
H.B. Fuller Co.	500	10,495
Huntsman Corp.	22,591	310,174
Intrepid Potash, Inc.(1)	511	14,063
Kraton Performance Polymers, Inc.(1)	678	9,146
Minerals Technologies, Inc.	5,416	264,463
Mosaic Co. (The)	5,200	303,628

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Olin Corp.	700	$ 12,257
OM Group, Inc.(1)	4,871	167,660
PPG Industries, Inc.	14,100	867,714
Sensient Technologies Corp.	738	19,498
Solutia, Inc.(1)	4,000	56,280
Syngenta AG	1,283	332,021
Terra Industries, Inc.	4,930	202,968
Valspar Corp.	2,505	68,537
W.R. Grace & Co.(1)	1,295	37,503
Yara International ASA	4,320	177,941
		5,805,248
COMMERCIAL BANKS ― 1.8%
American National Bankshares, Inc.	428	8,564
Associated Banc-Corp.	886	11,438
Banco Santander SA	47,825	621,840
Bank of Hawaii Corp.	2,475	104,470
Barclays plc	91,205	434,592
BB&T Corp.	461	13,152
BNP Paribas	7,062	510,897
Boston Private Financial Holdings, Inc.	2,151	14,734
Canadian Imperial Bank of Commerce	54	3,589
CapitalSource, Inc.	2,538	13,959
Cathay General Bancorp.	4,986	48,514
City Holding Co.	217	6,963
City National Corp.	3,103	154,902
Columbia Banking System, Inc.	1,721	35,212
Comerica, Inc.	5,100	184,008
Commerce Bancshares, Inc.	7,994	323,837
Commonwealth Bank of Australia	10,760	519,957
Cullen/Frost Bankers, Inc.	200	10,830
CVB Financial Corp.	861	8,007
DnB NOR ASA(1)	28,213	306,518
East West Bancorp., Inc.	2,846	49,862
Fifth Third Bancorp.	21,105	257,692
First Citizens BancShares, Inc., Class A	40	7,320
First Horizon National Corp.(1)	5,394	69,043
First Midwest Bancorp., Inc.	702	9,540
FirstMerit Corp.	694	14,671
FNB Corp.	1,115	8,474
Fulton Financial Corp.	2,646	25,454
Hampton Roads Bankshares, Inc.	901	1,622
Heritage Financial Corp.(1)	919	13,592
HSBC Holdings plc	93,518	1,026,123
Huntington Bancshares, Inc.	19,667	94,598
IBERIABANK Corp.	124	7,082
Independent Bank Corp.	746	18,337
KBC Groep NV(1)	4,510	203,944
KeyCorp	8,699	62,198
Lakeland Financial Corp.	545	9,597
Marshall & Ilsley Corp.	13,896	98,384
MB Financial, Inc.	337	6,858

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
National Bankshares, Inc.	300	$ 8,127
Old National Bancorp.	881	10,008
Pacific Continental Corp.	723	7,302
PNC Financial Services Group, Inc.	11,249	604,746
Regions Financial Corp.	11,261	76,012
Standard Chartered plc	19,693	469,035
Sterling Bancshares, Inc.	3,801	17,941
Sumitomo Mitsui Financial Group, Inc.	5,700	183,231
SunTrust Banks, Inc.	2,243	53,406
Synovus Financial Corp.	3,949	11,255
TCF Financial Corp.	815	11,769
Trico Bancshares	153	2,797
Trustmark Corp.	300	6,840
U.S. Bancorp.	41,257	1,015,335
UniCredit SpA(1)	96,396	243,745
United Bankshares, Inc.	1,681	41,386
United Overseas Bank Ltd.	34,000	450,850
Valley National Bancorp.	574	8,266
Washington Banking Co.	1,077	12,892
Webster Financial Corp.	683	10,928
Wells Fargo & Co.	85,538	2,338,609
Westamerica Bancorp.	241	13,226
Whitney Holding Corp.	2,232	28,681
Wilmington Trust Corp.	1,822	26,273
Zions Bancorp.	4,174	77,386
		11,050,420
COMMERCIAL SERVICES & SUPPLIES ― 0.6%
ABM Industries, Inc.	459	9,400
ATC Technology Corp.(1)	349	7,821
Avery Dennison Corp.	6,700	211,720
Brink's Co. (The)	638	16,256
Cintas Corp.	8,418	208,682
Consolidated Graphics, Inc.(1)	435	19,375
Ennis, Inc.	559	8,592
IESI-BFC Ltd.	8,939	157,505
Pitney Bowes, Inc.	33,919	776,745
R.R. Donnelley & Sons Co.	15,774	313,745
Republic Services, Inc.	21,919	616,801
SYKES Enterprises, Inc.(1)	1,227	29,215
US Ecology, Inc.	1,279	19,044
Waste Connections, Inc.(1)	383	12,877
Waste Management, Inc.	33,910	1,119,708
		3,527,486
COMMUNICATIONS EQUIPMENT ― 0.7%
Acme Packet, Inc.(1)	2,719	45,326
ADC Telecommunications, Inc.(1)	6,958	44,114
Arris Group, Inc.(1)	9,948	102,663
Bel Fuse, Inc., Class B	626	14,229
Black Box Corp.	200	5,786
Blue Coat Systems, Inc.(1)	949	27,502
Ciena Corp.(1)	6,020	86,327

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Cisco Systems, Inc.(1)	82,854	$ 2,015,838
CommScope, Inc.(1)	3,439	87,660
Emulex Corp.(1)	24,795	314,896
F5 Networks, Inc.(1)	10,200	569,160
Harmonic, Inc.(1)	3,917	25,696
Harris Corp.	973	43,999
Netgear, Inc.(1)	1,678	42,537
Opnext, Inc.(1)	2,700	5,508
Palm, Inc.(1)	2,414	14,725
Plantronics, Inc.	2,362	67,152
Polycom, Inc.(1)	1,828	47,729
QUALCOMM, Inc.	22,218	815,178
Research In Motion Ltd.(1)	1,227	86,970
Tellabs, Inc.	6,022	41,612
		4,504,607
COMPUTERS & PERIPHERALS ― 1.2%
Apple, Inc.(1)	10,558	2,160,378
Dell, Inc.(1)	21,100	279,153
Diebold, Inc.	12,133	351,372
Electronics for Imaging, Inc.(1)	1,158	13,734
EMC Corp.(1)	16,823	294,234
Hewlett-Packard Co.	39,385	2,000,364
Intevac, Inc.(1)	587	8,318
Lexmark International, Inc., Class A(1)	8,291	279,490
NCR Corp.(1)	4,639	58,544
NetApp, Inc.(1)	8,000	240,080
Novatel Wireless, Inc.(1)	1,408	9,377
QLogic Corp.(1)	5,200	94,640
SanDisk Corp.(1)	3,333	97,090
Seagate Technology(1)	31,579	628,738
Silicon Graphics International Corp.(1)	963	10,343
Super Micro Computer, Inc.(1)	961	14,425
Synaptics, Inc.(1)	765	20,425
Western Digital Corp.(1)	12,182	470,591
Xyratex Ltd.(1)	1,320	17,437
		7,048,733
CONSTRUCTION & ENGINEERING ― 0.2%
AECOM Technology Corp.(1)	6,556	177,668
Chicago Bridge & Iron Co. NV New York Shares(1)	8,400	182,196
Comfort Systems USA, Inc.	744	8,720
EMCOR Group, Inc.(1)	7,832	180,293
Fluor Corp.	3,687	157,803
Granite Construction, Inc.	1,706	47,137
JGC Corp.	10,000	187,968
KBR, Inc.	400	8,284
KHD Humboldt Wedag International Ltd.(1)	502	6,802
Pike Electric Corp.(1)	1,408	11,855
Shaw Group, Inc. (The)(1)	8,211	284,922
URS Corp.(1)	1,061	49,336
		1,302,984

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
CONSTRUCTION MATERIALS ― 0.1%
HeidelbergCement AG	3,617	$ 184,321
Holcim Ltd.(1)	4,260	281,753
Martin Marietta Materials, Inc.	116	9,189
Texas Industries, Inc.	401	14,248
Vulcan Materials Co.	6,634	287,982
		777,493
CONSUMER FINANCE ― 0.2%
American Express Co.	9,000	343,710
AmeriCredit Corp.(1)	11,829	263,195
Cash America International, Inc.	5,594	214,418
Discover Financial Services	11,176	152,552
Dollar Financial Corp.(1)	2,248	50,445
ORIX Corp.	4,800	368,462
World Acceptance Corp.(1)	1,316	54,996
		1,447,778
CONTAINERS & PACKAGING ― 0.2%
Bemis Co., Inc.	18,084	529,319
Graphic Packaging Holding Co.(1)	12,051	41,937
Pactiv Corp.(1)	3,034	75,122
Rock-Tenn Co., Class A	2,645	110,667
Silgan Holdings, Inc.	1,137	64,934
Sonoco Products Co.	8,987	265,835
		1,087,814
DISTRIBUTORS ― 0.2%
Core-Mark Holding Co., Inc.(1)	246	7,882
Genuine Parts Co.	14,269	575,897
Li & Fung Ltd.	90,000	418,569
		1,002,348
DIVERSIFIED ― 0.1%
iShares Russell 2000 Index Fund	373	23,424
iShares Russell 2000 Value Index Fund	1,420	83,766
iShares Russell Midcap Value Index Fund	14,819	558,084
		665,274
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	1,330	21,573
H&R Block, Inc.	19,000	328,320
Lincoln Educational Services Corp.(1)	801	17,862
Matthews International Corp., Class A	399	13,374
Regis Corp.	620	10,249
Sotheby's	592	14,386
		405,764
DIVERSIFIED FINANCIAL SERVICES ― 1.2%
Bank of America Corp.	193,671	3,226,559
Citigroup, Inc.(1)	123,290	419,186
JPMorgan Chase & Co.	82,541	3,464,246
		7,109,991
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.1%
AboveNet, Inc.(1)	529	32,333
AT&T, Inc.	125,078	3,103,185
Atlantic Tele-Network, Inc.	189	8,293

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
BCE, Inc.	13,503	$ 374,727
CenturyTel, Inc.	25,509	874,193
Iowa Telecommunications Services, Inc.	10,784	174,162
Koninklijke KPN NV	19,190	305,722
Telefonica SA	11,650	273,561
Verizon Communications, Inc.	56,045	1,621,382
		6,767,558
ELECTRIC UTILITIES ― 0.7%
American Electric Power Co., Inc.	2,194	73,762
Central Vermont Public Service Corp.	592	11,639
Cleco Corp.	511	12,898
Empire District Electric Co. (The)	704	12,609
Entergy Corp.	757	57,509
Exelon Corp.	19,700	853,010
Fortum Oyj	9,840	250,688
FPL Group, Inc.	4,021	186,454
Great Plains Energy, Inc.	8,198	146,006
IDACORP, Inc.	15,090	498,423
MGE Energy, Inc.	360	11,934
Northeast Utilities	16,610	425,216
Portland General Electric Co.	20,167	362,804
PPL Corp.	23,200	660,736
Unitil Corp.	428	9,309
Westar Energy, Inc.	28,010	599,414
		4,172,411
ELECTRICAL EQUIPMENT ― 0.3%
ABB Ltd.(1)	8,640	174,771
Acuity Brands, Inc.	297	11,577
Belden, Inc.	595	12,602
Brady Corp., Class A	490	13,730
Cooper Industries plc	1,378	62,506
Emerson Electric Co.	4,727	223,776
Encore Wire Corp.	982	19,738
General Cable Corp.(1)	284	6,938
GrafTech International Ltd.(1)	7,942	99,196
Hubbell, Inc., Class B	8,551	400,614
II-VI, Inc.(1)	426	11,945
Legrand SA	7,814	244,665
LSI Industries, Inc.	1,952	11,966
Regal-Beloit Corp.	224	12,638
Rockwell Automation, Inc.	9,027	488,270
Thomas & Betts Corp.(1)	256	9,242
Woodward Governor Co.	3,003	86,456
		1,890,630
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Agilent Technologies, Inc.(1)	16,100	506,506
Anixter International, Inc.(1)	1,167	48,711
Arrow Electronics, Inc.(1)	6,135	173,068
Avnet, Inc.(1)	1,747	48,235
Benchmark Electronics, Inc.(1)	754	14,929
Celestica, Inc.(1)	14,955	153,139

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Coherent, Inc.(1)	235	$ 7,471
Electro Scientific Industries, Inc.(1)	1,195	14,949
HOYA Corp.	13,000	325,713
Jabil Circuit, Inc.	23,500	356,495
Littelfuse, Inc.(1)	1,306	46,481
Methode Electronics, Inc.	684	8,509
Molex, Inc.	30,134	616,240
Nidec Corp.	5,900	573,099
OSI Systems, Inc.(1)	1,278	39,414
Park Electrochemical Corp.	416	11,307
PC Connection, Inc.(1)	1,218	7,649
Plexus Corp.(1)	268	9,243
Rogers Corp.(1)	684	18,776
Sanmina-SCI Corp.(1)	758	12,537
SMART Modular Technologies (WWH), Inc.(1)	3,369	21,562
Tech Data Corp.(1)	2,603	111,513
TTM Technologies, Inc.(1)	762	6,507
Vishay Intertechnology, Inc.(1)	1,136	11,644
		3,143,697
ENERGY EQUIPMENT & SERVICES ― 0.7%
AMEC plc	10,650	127,964
Atwood Oceanics, Inc.(1)	7,100	237,566
Baker Hughes, Inc.	8,350	400,132
BJ Services Co.	8,179	178,711
Bristow Group, Inc.(1)	387	14,013
Cameron International Corp.(1)	8,100	333,153
Complete Production Services, Inc.(1)	3,181	44,407
Diamond Offshore Drilling, Inc.	1,800	157,176
Dril-Quip, Inc.(1)	463	25,336
Ensco International plc ADR	2,245	99,162
Global Industries Ltd.(1)	1,065	7,189
Halliburton Co.	6,109	184,186
Helix Energy Solutions Group, Inc.(1)	1,164	13,398
Key Energy Services, Inc.(1)	1,272	12,898
National Oilwell Varco, Inc.	16,673	724,775
Noble Corp.(1)	264	11,157
North American Energy Partners, Inc.(1)	663	6,756
Oil States International, Inc.(1)	2,583	111,121
Rowan Cos., Inc.(1)	517	13,452
Saipem SpA	17,268	571,130
Schlumberger Ltd.	9,182	561,020
Smith International, Inc.	2,465	101,040
Superior Energy Services, Inc.(1)	500	10,335
Transocean Ltd.(1)	4,416	352,485
Unit Corp.(1)	257	11,172
		4,309,734
FOOD & STAPLES RETAILING ― 0.8%
BJ's Wholesale Club, Inc.(1)	200	7,234
Casey's General Stores, Inc.	199	6,052
Kroger Co. (The)	19,900	439,790
Metro AG	3,920	200,990

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Ruddick Corp.	287	$ 8,409
SUPERVALU, INC.	4,361	66,592
SYSCO Corp.	26,530	766,717
Tesco plc	51,517	329,687
Walgreen Co.	27,800	979,672
Wal-Mart Stores, Inc.	36,752	1,987,181
Weis Markets, Inc.	770	26,873
Wesfarmers Ltd.	9,565	266,851
		5,086,048
FOOD PRODUCTS ― 1.1%
American Italian Pasta Co., Class A(1)	344	13,347
Archer-Daniels-Midland Co.	16,449	482,943
B&G Foods, Inc., Class A	723	6,731
Campbell Soup Co.	18,707	623,504
ConAgra Foods, Inc.	43,633	1,067,263
Danone SA	5,492	321,188
Dean Foods Co.(1)	1,952	28,480
Dole Food Co., Inc.(1)	3,598	42,204
Farmer Bros. Co.	392	7,060
Flowers Foods, Inc.	1,434	36,553
Fresh Del Monte Produce, Inc.(1)	455	8,831
General Mills, Inc.	5,274	379,781
Green Mountain Coffee Roasters, Inc.(1)	1,400	118,146
H.J. Heinz Co.	18,646	855,851
Hershey Co. (The)	6,806	270,607
J&J Snack Foods Corp.	847	36,175
J.M. Smucker Co. (The)	3,174	189,424
Kellogg Co.	6,674	348,049
Kraft Foods, Inc., Class A	17,090	485,869
Lancaster Colony Corp.	876	50,405
Mead Johnson Nutrition Co., Class A	9,389	444,100
Nestle SA	2,530	125,882
Ralcorp Holdings, Inc.(1)	100	6,681
Seneca Foods Corp., Class A(1)	446	11,663
Smithfield Foods, Inc.(1)	2,667	45,899
TreeHouse Foods, Inc.(1)	154	6,627
Unilever NV CVA	21,370	643,076
Unilever NV New York Shares	10,500	315,945
		6,972,284
GAS UTILITIES ― 0.1%
AGL Resources, Inc.	2,675	97,183
Atmos Energy Corp.	437	12,000
Chesapeake Utilities Corp.	297	8,898
Laclede Group, Inc. (The)	923	30,265
New Jersey Resources Corp.	936	34,089
Nicor, Inc.	347	14,453
Northwest Natural Gas Co.	251	11,041
Piedmont Natural Gas Co., Inc.	199	5,140
South Jersey Industries, Inc.	248	9,888
Southwest Gas Corp.	14,391	411,295
Spectra Energy Partners LP	396	11,872

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
UGI Corp.	815	$ 20,416
WGL Holdings, Inc.	657	21,582
		688,122
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.8%
Abaxis, Inc.(1)	347	8,810
Align Technology, Inc.(1)	676	12,236
American Medical Systems Holdings, Inc.(1)	1,282	23,230
Analogic Corp.	243	10,036
Baxter International, Inc.	7,648	435,401
Beckman Coulter, Inc.	4,500	295,020
Becton, Dickinson & Co.	4,063	316,386
Boston Scientific Corp.(1)	28,894	223,639
C.R. Bard, Inc.	4,242	355,395
CareFusion Corp.(1)	3,509	88,567
CONMED Corp.(1)	300	6,564
Covidien plc	9,800	481,376
Cutera, Inc.(1)	2,059	19,354
Cynosure, Inc., Class A(1)	976	9,653
Edwards Lifesciences Corp.(1)	3,100	284,673
Gen-Probe, Inc.(1)	2,147	96,787
Getinge AB B Shares	14,980	345,411
Haemonetics Corp.(1)	574	30,703
Hospira, Inc.(1)	437	22,868
Immucor, Inc.(1)	1,439	27,816
Integra LifeSciences Holdings Corp.(1)	463	18,427
Intuitive Surgical, Inc.(1)	106	36,797
Masimo Corp.(1)	862	23,869
Medtronic, Inc.	9,253	401,580
Meridian Bioscience, Inc.	1,011	22,404
NuVasive, Inc.(1)	364	14,542
Sonova Holding AG	1,440	179,623
St. Jude Medical, Inc.(1)	1,630	62,298
STERIS Corp.	4,752	150,211
Symmetry Medical, Inc.(1)	30,850	265,310
Thoratec Corp.(1)	928	26,773
Utah Medical Products, Inc.	428	11,676
Volcano Corp.(1)	588	12,107
West Pharmaceutical Services, Inc.	776	30,225
Young Innovations, Inc.	1,762	47,222
Zimmer Holdings, Inc.(1)	4,292	246,060
Zoll Medical Corp.(1)	148	3,836
		4,646,885
HEALTH CARE PROVIDERS & SERVICES ― 1.2%
Aetna, Inc.	10,000	299,900
Alliance HealthCare Services, Inc.(1)	2,907	14,506
Almost Family, Inc.(1)	193	6,960
Amedisys, Inc.(1)	305	17,583
AMERIGROUP Corp.(1)	1,465	38,500
AmerisourceBergen Corp.	18,500	518,740
Amsurg Corp.(1)	774	15,991
Assisted Living Concepts, Inc., Class A(1)	459	12,701

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Cardinal Health, Inc.	16,242	$ 551,741
Catalyst Health Solutions, Inc.(1)	641	24,159
Centene Corp.(1)	2,226	39,779
Chemed Corp.	635	34,011
Coventry Health Care, Inc.(1)	9,386	217,567
Emergency Medical Services Corp., Class A(1)	620	32,277
Emeritus Corp.(1)	7,706	135,163
Express Scripts, Inc.(1)	11,844	1,137,142
Fresenius Medical Care AG & Co. KGaA	7,487	390,966
Genoptix, Inc.(1)	635	20,682
Health Management Associates, Inc., Class A(1)	16,900	123,201
HealthSouth Corp.(1)	2,471	42,748
Henry Schein, Inc.(1)	11	625
HMS Holdings Corp.(1)	428	19,705
Humana, Inc.(1)	8,960	424,077
Kindred Healthcare, Inc.(1)	451	7,856
LifePoint Hospitals, Inc.(1)	14,504	442,372
Magellan Health Services, Inc.(1)	2,016	84,511
Medco Health Solutions, Inc.(1)	11,739	742,374
National Healthcare Corp.	600	22,074
Owens & Minor, Inc.	789	35,229
Patterson Cos., Inc.(1)	4,836	143,532
PharMerica Corp.(1)	1,120	19,208
PSS World Medical, Inc.(1)	1,418	29,906
Psychiatric Solutions, Inc.(1)	576	12,355
Quest Diagnostics, Inc.	3,400	192,950
Select Medical Holdings Corp.(1)	26,957	220,778
U.S. Physical Therapy, Inc.(1)	787	12,907
UnitedHealth Group, Inc.	7,479	253,239
Universal Health Services, Inc., Class B	6,325	196,202
WellCare Health Plans, Inc.(1)	5,017	133,954
WellPoint, Inc.(1)	10,344	639,983
		7,308,154
HEALTH CARE TECHNOLOGY(2)
Allscripts-Misys Healthcare Solutions, Inc.(1)	10,500	187,845
athenahealth, Inc.(1)	363	13,373
Eclipsys Corp.(1)	773	14,386
MedAssets, Inc.(1)	810	17,536
Phase Forward, Inc.(1)	1,121	13,373
Quality Systems, Inc.	399	22,839
		269,352
HOTELS, RESTAURANTS & LEISURE ― 0.9%
Bally Technologies, Inc.(1)	3,384	140,131
Bob Evans Farms, Inc.	401	11,432
Carnival plc	11,800	446,397
CEC Entertainment, Inc.(1)	13,102	459,225
Chipotle Mexican Grill, Inc.(1)	1,300	136,123
Choice Hotels International, Inc.	3,100	102,424
Compass Group plc	48,550	360,966
Darden Restaurants, Inc.	3,800	154,090
Hyatt Hotels Corp., Class A(1)	8,071	269,813

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Intercontinental Hotels Group plc	17,390	$ 243,950
International Speedway Corp., Class A	16,793	448,541
Jack in the Box, Inc.(1)	499	10,539
Las Vegas Sands Corp.(1)	10,400	172,952
Marriott International, Inc., Class A	4,200	113,862
McDonald's Corp.	4,374	279,280
Melco Crown Entertainment Ltd. ADR(1)	21,490	86,820
MGM Mirage(1)	6,168	65,011
Panera Bread Co., Class A(1)	2,711	197,334
Red Robin Gourmet Burgers, Inc.(1)	654	12,969
Royal Caribbean Cruises Ltd.(1)	8,700	245,949
Ruby Tuesday, Inc.(1)	1,090	8,818
Speedway Motorsports, Inc.	20,602	360,123
Starbucks Corp.(1)	6,800	155,788
Starwood Hotels & Resorts Worldwide, Inc.	17,834	690,176
WMS Industries, Inc.(1)	2,216	84,053
Wynn Resorts Ltd.	1,800	114,426
		5,371,192
HOUSEHOLD DURABLES ― 0.5%
American Greetings Corp., Class A	2,249	42,888
CSS Industries, Inc	388	6,549
D.R. Horton, Inc.	3,718	45,955
Fortune Brands, Inc.	13,617	596,833
Harman International Industries, Inc.(1)	8,933	385,370
Helen of Troy Ltd.(1)	200	4,834
La-Z-Boy, Inc.(1)	1,551	19,558
Lennar Corp., Class A	970	15,918
M.D.C. Holdings, Inc.	205	7,015
M/I Homes, Inc.(1)	641	8,237
National Presto Industries, Inc.(1)	54	6,813
Newell Rubbermaid, Inc.	24,500	336,875
NVR, Inc.(1)	748	529,808
Ryland Group, Inc.	2,060	46,741
Tempur-Pedic International, Inc.(1)	7,540	214,136
Toll Brothers, Inc.(1)	3,625	68,259
Tupperware Brands Corp.	2,500	116,825
Whirlpool Corp.	5,500	462,880
		2,915,494
HOUSEHOLD PRODUCTS ― 0.7%
Church & Dwight Co., Inc.	1,800	120,924
Clorox Co.	6,626	406,240
Colgate-Palmolive Co.	4,345	360,374
Kimberly-Clark Corp.	19,039	1,156,429
Procter & Gamble Co. (The)	26,939	1,704,700
Reckitt Benckiser Group plc	10,246	538,684
Unicharm Corp.	2,400	230,154
WD-40 Co.	366	11,463
		4,528,968
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
Constellation Energy Group, Inc.	13,866	486,281
Mirant Corp.(1)	14,547	183,001

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
NRG Energy, Inc.(1)	14,068	$ 307,245
		976,527
INDUSTRIAL CONGLOMERATES ― 0.7%
3M Co.	8,553	685,523
Carlisle Cos., Inc.	4,579	157,060
General Electric Co.	170,730	2,741,924
Smiths Group plc	11,410	180,765
Textron, Inc.	5,200	103,584
Tredegar Corp.	426	7,135
Tyco International Ltd.	9,200	331,752
		4,207,743
INSURANCE ― 2.0%
ACE Ltd.(1)	13,918	695,761
Admiral Group plc	11,829	223,657
Aflac, Inc.	9,100	449,995
Allied World Assurance Co. Holdings Ltd.	3,346	154,251
Allstate Corp. (The)	31,443	982,594
American Equity Investment Life Holding Co.	849	7,471
American Financial Group, Inc.	10,117	261,727
American International Group, Inc.(1)	381	9,437
Amtrust Financial Services, Inc.	1,646	23,324
Aon Corp.	26,161	1,071,031
Aspen Insurance Holdings Ltd.	2,527	71,413
Assured Guaranty Ltd.	423	8,925
Baldwin & Lyons, Inc., Class B	652	15,765
Brown & Brown, Inc.	695	11,662
Chubb Corp. (The)	31,632	1,596,151
CNA Financial Corp.(1)	4,278	105,196
Conseco, Inc.(1)	2,049	10,204
Delphi Financial Group, Inc., Class A	1,057	22,546
Endurance Specialty Holdings Ltd.	3,813	146,648
Erie Indemnity Co., Class A	1,159	45,920
Genworth Financial, Inc., Class A(1)	751	11,971
Hanover Insurance Group, Inc. (The)	368	15,511
Harleysville Group, Inc.	385	12,917
Hartford Financial Services Group, Inc. (The)	451	10,991
HCC Insurance Holdings, Inc.	16,145	450,445
Horace Mann Educators Corp.	879	11,814
Infinity Property & Casualty Corp.	129	5,257
Loews Corp.	9,574	349,068
Marsh & McLennan Cos., Inc.	53,498	1,242,224
Max Capital Group Ltd.	483	11,660
Mercer Insurance Group, Inc.	928	16,676
MetLife, Inc.	3,690	134,279
Navigators Group, Inc. (The)(1)	196	7,423
Old Republic International Corp.	565	6,379
Platinum Underwriters Holdings Ltd.	665	24,864
Principal Financial Group, Inc.	13,273	308,066
ProAssurance Corp.(1)	500	26,660
Protective Life Corp.	649	11,916
Prudential Financial, Inc.	8,941	468,598

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Reinsurance Group of America, Inc.	219	$ 10,409
RLI Corp.	104	5,542
Safety Insurance Group, Inc.	846	31,420
Symetra Financial Corp.(1)	12,253	159,166
Torchmark Corp.	7,600	353,400
Transatlantic Holdings, Inc.	6,286	312,414
Travelers Cos., Inc. (The)	25,108	1,320,430
United Fire & Casualty Co.	619	10,523
Unitrin, Inc.	508	12,273
Validus Holdings Ltd.	400	11,196
WR Berkley Corp.	226	5,817
XL Capital Ltd., Class A	10,800	197,316
Zenith National Insurance Corp.	356	13,560
Zurich Financial Services AG	2,170	523,184
		12,007,047
INTERNET & CATALOG RETAIL ― 0.2%
Amazon.com, Inc.(1)	3,548	420,083
Netflix, Inc.(1)	2,657	175,495
priceline.com, Inc.(1)	1,770	401,365
Rakuten, Inc.	550	424,053
		1,420,996
INTERNET SOFTWARE & SERVICES ― 0.4%
AOL, Inc.(1)	3,594	89,059
EarthLink, Inc.	5,584	46,570
Equinix, Inc.(1)	4,800	453,456
Google, Inc., Class A(1)	3,017	1,589,356
GSI Commerce, Inc.(1)	5,100	127,347
IAC/InterActiveCorp(1)	499	11,173
Liquidity Services, Inc.(1)	1,101	13,542
MercadoLibre, Inc.(1)	4,583	188,545
Sohu.com, Inc.(1)	703	36,001
VeriSign, Inc.(1)	1,551	38,651
		2,593,700
IT SERVICES ― 0.7%
Acxiom Corp.(1)	2,262	38,137
Automatic Data Processing, Inc.	6,156	256,151
CACI International, Inc., Class A(1)	1,006	49,857
Cass Information Systems, Inc.	548	16,588
China Information Security Technology, Inc.(1)	2,557	12,581
Cognizant Technology Solutions Corp., Class A(1)	8,400	404,292
Convergys Corp.(1)	14,535	179,362
DST Systems, Inc.(1)	681	26,171
Euronet Worldwide, Inc.(1)	400	7,248
Fiserv, Inc.(1)	5,100	245,973
Global Payments, Inc.	2,030	86,904
International Business Machines Corp.	16,927	2,152,437
ManTech International Corp., Class A(1)	931	45,973
MasterCard, Inc., Class A	700	157,059
MAXIMUS, Inc.	206	11,862
NeuStar, Inc., Class A(1)	1,550	35,929
Paychex, Inc.	9,800	293,412

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
SAIC, Inc.(1)	2,802	$ 55,200
Total System Services, Inc.	622	8,857
VeriFone Holdings, Inc.(1)	1,900	36,670
Visa, Inc., Class A	522	44,516
Western Union Co. (The)	14,353	226,490
Wright Express Corp.(1)	677	19,173
		4,410,842
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
JAKKS Pacific, Inc.(1)	600	7,410
Mattel, Inc.	7,947	174,755
Polaris Industries, Inc.	2,674	122,309
RC2 Corp.(1)	500	7,055
Sport Supply Group, Inc.	802	9,776
		321,305
LIFE SCIENCES TOOLS & SERVICES ― 0.2%
Bruker Corp.(1)	11,698	146,225
Dionex Corp.(1)	355	24,246
Life Technologies Corp.(1)	12,100	614,196
Luminex Corp.(1)	909	13,317
Millipore Corp.(1)	2,896	273,411
PAREXEL International Corp.(1)	937	18,881
Pharmaceutical Product Development, Inc.	1,149	24,198
Thermo Fisher Scientific, Inc.(1)	4,000	195,080
Waters Corp.(1)	2,100	125,286
		1,434,840
MACHINERY ― 1.2%
Actuant Corp., Class A	916	16,589
AGCO Corp.(1)	2,943	100,798
Alfa Laval AB	8,480	120,246
Altra Holdings, Inc.(1)	35,869	414,287
Atlas Copco AB A Shares	21,560	305,114
Barnes Group, Inc.	830	13,330
Briggs & Stratton Corp.	2,405	42,112
Bucyrus International, Inc.	9,700	606,832
Caterpillar, Inc.	3,176	181,191
CLARCOR, Inc.	283	9,268
Cummins, Inc.	2,803	159,154
Dover Corp.	16,088	728,143
Eaton Corp.	4,900	333,788
EnPro Industries, Inc.(1)	1,929	53,395
Fanuc Ltd.	2,600	254,015
FreightCar America, Inc.	461	9,759
Graco, Inc.	4,148	113,697
IDEX Corp.	297	9,207
Illinois Tool Works, Inc.	6,600	300,432
Ingersoll-Rand plc	18,900	603,099
Joy Global, Inc.	2,236	113,589
Kadant, Inc.(1)	464	6,301
Kaydon Corp.	19,237	625,202
Kennametal, Inc.	7,154	186,362
Lincoln Electric Holdings, Inc.	2,382	113,621

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Manitowoc Co., Inc. (The)	1,766	$ 20,592
Mueller Industries, Inc.	3,956	88,535
Mueller Water Products, Inc., Class A	3,443	15,941
Navistar International Corp.(1)	1,507	59,014
Pentair, Inc.	300	9,768
RBC Bearings, Inc.(1)	361	9,144
Robbins & Myers, Inc.	4,954	119,738
SMC Corp.	2,300	287,096
Stanley Works (The)	5,500	314,875
Timken Co.	5,994	157,223
Vallourec SA	990	189,196
Volvo AB B Shares	41,580	351,953
WABCO Holdings, Inc.	7,829	209,347
		7,251,953
MARINE(2)
Diana Shipping, Inc.(1)	1,035	14,397
Genco Shipping & Trading Ltd.(1)	400	8,400
Kuehne + Nagel International AG	2,820	255,815
		278,612
MEDIA ― 0.8%
Arbitron, Inc.	461	9,911
Belo Corp., Class A	1,394	9,382
British Sky Broadcasting Group plc	25,060	207,870
CBS Corp., Class B	31,221	405,561
Comcast Corp., Class A	64,651	1,062,862
E.W. Scripps Co. (The), Class A(1)	2,771	21,115
Entercom Communications Corp., Class A(1)	923	9,387
Entravision Communications Corp., Class A(1)	6,465	19,460
Gannett Co., Inc.	1,340	20,301
Harte-Hanks, Inc.	858	10,202
ITV plc(1)	308,800	254,263
JC Decaux SA(1)	6,380	159,239
Journal Communications, Inc., Class A(1)	3,470	12,978
LIN TV Corp., Class A(1)	4,088	20,890
LodgeNet Interactive Corp.(1)	9,113	56,865
McClatchy Co. (The), Class A	4,405	21,232
Scholastic Corp.	1,434	42,160
Scripps Networks Interactive, Inc., Class A	7,937	314,146
Sinclair Broadcast Group, Inc., Class A(1)	1,035	5,196
Time Warner Cable, Inc.	7,500	350,175
Time Warner, Inc.	41,727	1,211,752
Value Line, Inc.	266	7,078
Viacom, Inc., Class B(1)	17,100	507,015
Walt Disney Co. (The)	8,931	279,004
		5,018,044
METALS & MINING ― 0.7%
AK Steel Holding Corp.	10,709	230,565
Antofagasta plc	12,480	168,126
BHP Billiton Ltd.	26,500	976,096
Brush Engineered Materials, Inc.(1)	457	9,387
Carpenter Technology Corp.	239	7,139

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Cliffs Natural Resources, Inc.	7,115	$ 401,286
Coeur d'Alene Mines Corp.(1)	600	8,790
Commercial Metals Co.	3,266	53,562
Freeport-McMoRan Copper & Gold, Inc.	3,074	231,042
Haynes International, Inc.	583	16,930
Kaiser Aluminum Corp.	194	6,478
Lonmin plc(1)	5,480	150,991
Mesabi Trust	359	6,864
Newmont Mining Corp.	10,969	540,552
Nucor Corp.	9,500	393,300
Reliance Steel & Aluminum Co.	3,979	176,429
Royal Gold, Inc.	258	11,595
RTI International Metals, Inc.(1)	374	8,987
Schnitzer Steel Industries, Inc., Class A	1,927	87,987
Walter Energy, Inc.	3,100	243,567
Worthington Industries, Inc.	7,798	123,520
Xstrata plc(1)	16,040	251,915
		4,105,108
MULTILINE RETAIL ― 0.4%
Big Lots, Inc.(1)	2,541	85,123
Dillard's, Inc., Class A	2,557	43,137
Dollar Tree, Inc.(1)	6,931	386,334
Family Dollar Stores, Inc.	5,057	166,830
Fred's, Inc., Class A	920	9,522
Kohl's Corp.(1)	10,300	554,346
Macy's, Inc.	12,819	245,484
Nordstrom, Inc.	7,100	262,274
Sears Holdings Corp.(1)	198	18,943
Target Corp.	12,802	659,559
Tuesday Morning Corp.(1)	3,843	21,943
		2,453,495
MULTI-INDUSTRY(2)
Financial Select Sector SPDR Fund	14,511	213,021
MULTI-UTILITIES ― 0.5%
Avista Corp.	542	11,035
Black Hills Corp.	300	8,361
DTE Energy Co.	5,486	238,202
Integrys Energy Group, Inc.	5,942	261,923
MDU Resources Group, Inc.	556	11,365
NiSource, Inc.	1,593	23,927
NorthWestern Corp.	362	9,068
PG&E Corp.	20,665	866,277
Public Service Enterprise Group, Inc.	12,244	363,892
Vectren Corp.	503	11,695
Wisconsin Energy Corp.	17,634	854,014
Xcel Energy, Inc.	15,927	331,441
		2,991,200
OFFICE ELECTRONICS ― 0.1%
Canon, Inc.	8,600	357,668
Xerox Corp.	43,941	411,727
		769,395

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
OIL, GAS & CONSUMABLE FUELS ― 3.7%
Alpha Natural Resources, Inc.(1)	6,800	$ 312,868
Anadarko Petroleum Corp.	2,850	199,871
Apache Corp.	13,743	1,424,325
Arena Resources, Inc.(1)	780	32,315
Berry Petroleum Co., Class A	430	11,524
BG Group plc	43,540	760,163
Bill Barrett Corp.(1)	500	16,955
BP plc	46,814	413,088
BP Prudhoe Bay Royalty Trust	62	5,542
Brigham Exploration Co.(1)	11,000	180,620
Cenovus Energy, Inc.	5,800	142,100
Chevron Corp.	38,592	2,790,202
ConocoPhillips	43,798	2,102,304
Continental Resources, Inc.(1)	6,100	240,828
Crosstex Energy LP(1)	4,786	45,371
DCP Midstream Partners LP	665	20,495
Devon Energy Corp.	5,900	406,274
DHT Maritime, Inc.	4,070	14,326
EnCana Corp.	5,800	190,124
EOG Resources, Inc.	3,636	341,966
EQT Corp.	10,735	469,764
Exxon Mobil Corp.	74,887	4,867,655
Forest Oil Corp.(1)	1,893	51,300
Frontier Oil Corp.	5,091	63,077
Goodrich Petroleum Corp.(1)	360	6,937
Imperial Oil Ltd.	30,924	1,138,857
Inergy LP	4,612	166,585
Knightsbridge Tankers Ltd.	759	11,696
Mariner Energy, Inc.(1)	1,632	24,513
McMoRan Exploration Co.(1)	4,881	84,344
Murphy Oil Corp.	11,046	573,287
Noble Energy, Inc.	5,830	423,491
Nordic American Tanker Shipping	710	20,633
Occidental Petroleum Corp.	16,429	1,311,856
Peabody Energy Corp.	3,643	167,469
Penn Virginia Corp.	349	8,830
Permian Basin Royalty Trust	1,654	28,283
Petrohawk Energy Corp.(1)	11,307	241,970
Rosetta Resources, Inc.(1)	427	7,998
Royal Dutch Shell plc, Class A ADR	21,400	1,171,436
Southwestern Energy Co.(1)	1,900	80,845
Statoil ASA	20,560	461,010
Sunoco Logistics Partners LP	218	14,793
Swift Energy Co.(1)	655	19,512
Tesoro Corp.	1,701	20,276
Total SA	7,110	396,741
Valero Energy Corp.	10,979	192,352
W&T Offshore, Inc.	5,387	47,459
Whiting Petroleum Corp.(1)	4,400	329,340
Williams Pipeline Partners LP	3,785	110,484

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
World Fuel Services Corp.	7,972	$ 210,620
		22,374,674
PAPER & FOREST PRODUCTS ― 0.1%
Cellu Tissue Holdings, Inc.(1)	1,143	11,830
Domtar Corp.(1)	219	11,447
International Paper Co.	15,344	355,520
KapStone Paper and Packaging Corp.(1)	4,713	43,171
Louisiana-Pacific Corp.(1)	1,233	9,383
P.H. Glatfelter Co.	631	8,519
Schweitzer-Mauduit International, Inc.	732	33,599
Weyerhaeuser Co.	4,687	189,355
		662,824
PERSONAL PRODUCTS(2)
Bare Escentuals, Inc.(1)	3,695	67,175
Inter Parfums, Inc.	877	11,910
Prestige Brands Holdings, Inc.(1)	1,294	10,391
Revlon, Inc., Class A(1)	1,410	21,136
Schiff Nutrition International, Inc.	1,059	8,281
		118,893
PHARMACEUTICALS ― 2.2%
Abbott Laboratories	31,162	1,691,473
Allergan, Inc.	3,200	186,976
Auxilium Pharmaceuticals, Inc.(1)	651	19,660
Biovail Corp.	500	7,415
Eli Lilly & Co.	28,131	966,019
Endo Pharmaceuticals Holdings, Inc.(1)	6,115	139,116
Forest Laboratories, Inc.(1)	7,331	219,050
GlaxoSmithKline plc	9,412	174,226
Impax Laboratories, Inc.(1)	917	14,131
Johnson & Johnson	50,867	3,204,621
King Pharmaceuticals, Inc.(1)	11,064	124,470
Merck & Co., Inc.	36,529	1,347,190
Nektar Therapeutics(1)	1,702	21,088
Novartis AG(1)	11,740	652,981
Novo Nordisk A/S B Shares	10,440	737,310
Par Pharmaceutical Cos., Inc.(1)	300	7,509
Perrigo Co.	1,200	59,484
Pfizer, Inc.	163,053	2,861,580
Roche Holding AG	2,892	482,965
Salix Pharmaceuticals Ltd.(1)	471	13,452
Shire plc	9,100	195,231
Shire plc ADR	933	60,197
Valeant Pharmaceuticals International(1)	4,720	175,678
		13,361,822
PROFESSIONAL SERVICES ― 0.2%
Adecco SA	5,280	262,464
Capita Group plc (The)	25,957	283,387
CDI Corp.	658	9,403
Experian plc	36,720	339,863
Heidrick & Struggles International, Inc.	1,034	27,887
Korn/Ferry International(1)	398	6,798

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Manpower, Inc.	1,460	$ 75,219
Mistras Group, Inc.(1)	1,039	14,172
SGS SA	100	133,861
Towers Watson & Co., Class A	1,815	80,169
		1,233,223
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Agree Realty Corp.	1,000	22,060
Alexandria Real Estate Equities, Inc.	4,100	252,642
AMB Property Corp.	13,400	326,156
American Campus Communities, Inc.	6,400	176,896
American Capital Agency Corp.	480	12,154
Annaly Capital Management, Inc.	14,691	270,021
Apartment Investment & Management Co., Class A	4,700	78,443
Ashford Hospitality Trust, Inc.(1)	3,669	20,106
AvalonBay Communities, Inc.	4,200	341,964
BioMed Realty Trust, Inc.	9,243	142,804
Boston Properties, Inc.	13,138	892,464
Capstead Mortgage Corp.	659	8,198
CBL & Associates Properties, Inc.	956	11,367
Chesapeake Lodging Trust(1)	3,241	64,755
Chimera Investment Corp.	7,211	28,844
Cogdell Spencer, Inc.	3,359	22,673
Corporate Office Properties Trust	4,429	163,120
DCT Industrial Trust, Inc.	35,258	173,469
Developers Diversified Realty Corp.	21,480	227,903
Digital Realty Trust, Inc.	6,900	355,902
Duke Realty Corp.	805	8,935
Equity LifeStyle Properties, Inc.	2,400	119,376
Equity Residential	16,800	606,144
Essex Property Trust, Inc.	2,200	188,980
Federal Realty Investment Trust	2,500	172,400
General Growth Properties, Inc.	2,219	29,091
Getty Realty Corp.	334	7,378
Government Properties Income Trust	14,576	343,265
Hatteras Financial Corp.	792	20,568
HCP, Inc.	18,049	519,450
Health Care REIT, Inc.	8,200	347,352
Healthcare Realty Trust, Inc.	400	8,356
Hersha Hospitality Trust	18,819	78,099
Highwoods Properties, Inc.	641	18,621
Host Hotels & Resorts, Inc.(1)	77,829	911,378
Inland Real Estate Corp.	835	7,014
Kilroy Realty Corp.	336	9,519
Kimco Realty Corp.	31,650	439,619
Lexington Realty Trust	1,267	7,539
Macerich Co. (The)	5,900	210,276
Medical Properties Trust, Inc.	654	6,730
MFA Financial, Inc.	3,236	23,429
Mid-America Apartment Communities, Inc.	2,800	145,432
National Health Investors, Inc.	300	10,443
National Retail Properties, Inc.	300	6,366

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Nationwide Health Properties, Inc.	3,500	$ 116,165
Omega Healthcare Investors, Inc.	11,100	210,567
Pebblebrook Hotel Trust(1)	4,218	85,457
Piedmont Office Realty Trust, Inc., Class A(1)	18,475	309,456
Plum Creek Timber Co., Inc.	1,900	67,887
Post Properties, Inc.	5,700	109,668
ProLogis	16,500	212,685
Public Storage	9,717	798,640
Rayonier, Inc.	1,700	70,669
Regency Centers Corp.	8,900	308,563
Saul Centers, Inc.	210	7,493
Senior Housing Properties Trust	311	6,466
Simon Property Group, Inc.	21,456	1,679,790
SL Green Realty Corp.	6,000	306,360
Sovran Self Storage, Inc.	1,900	60,287
SPDR Dow Jones REIT Fund	8,036	393,362
Tanger Factory Outlet Centers	2,531	105,467
Taubman Centers, Inc.	800	30,984
UDR, Inc.	4,100	68,880
Universal Health Realty Income Trust	175	5,920
Urstadt Biddle Properties, Inc., Class A	672	10,597
U-Store-It Trust	4,611	30,018
Ventas, Inc.	11,122	491,481
Vornado Realty Trust	10,100	663,772
Washington Real Estate Investment Trust	261	7,271
Weingarten Realty Investors	8,021	165,152
		14,160,758
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
Brookfield Asset Management, Inc., Class A	6,400	151,488
CB Richard Ellis Group, Inc., Class A(1)	7,900	104,280
Forest City Enterprises, Inc., Class A(1)	7,600	91,200
Sun Hung Kai Properties Ltd.	5,000	69,439
		416,407
ROAD & RAIL ― 0.3%
Arkansas Best Corp.	269	7,059
Canadian National Railway Co.	5,230	274,871
CSX Corp.	2,042	96,913
Dollar Thrifty Automotive Group, Inc.(1)	2,400	72,096
Heartland Express, Inc.	11,413	174,733
Kansas City Southern(1)	7,500	257,250
Norfolk Southern Corp.	1,775	91,288
Old Dominion Freight Line, Inc.(1)	254	7,808
Union Pacific Corp.	8,083	544,552
		1,526,570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.3%
Advanced Energy Industries, Inc.(1)	1,433	20,807
Altera Corp.	13,500	329,805
Amkor Technology, Inc.(1)	2,118	12,750
Analog Devices, Inc.	10,500	307,020
Applied Materials, Inc.	66,350	812,124
ARM Holdings plc	115,620	359,294

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
ASML Holding NV	17,340	$ 531,484
ASML Holding NV New York Shares	9,800	302,134
Atheros Communications, Inc.(1)	7,025	252,127
Broadcom Corp., Class A	10,111	316,677
Cirrus Logic, Inc.(1)	3,321	23,712
Cohu, Inc.	500	6,700
Cree, Inc.(1)	3,900	264,537
Cymer, Inc.(1)	1,403	43,942
Cypress Semiconductor Corp.(1)	4,775	56,536
Entegris, Inc.(1)	3,712	16,630
Integrated Device Technology, Inc.(1)	9,648	52,775
Intel Corp.	46,576	956,205
Intersil Corp., Class A	800	11,872
KLA-Tencor Corp.	8,781	255,791
Linear Technology Corp.	13,300	361,361
LSI Corp.(1)	18,040	97,236
Marvell Technology Group Ltd.(1)	25,537	493,375
Mattson Technology, Inc.(1)	2,733	10,085
MEMC Electronic Materials, Inc.(1)	783	9,482
Mindspeed Technologies, Inc.(1)	2,238	17,524
MKS Instruments, Inc.(1)	375	6,761
NVIDIA Corp.(1)	14,300	231,660
OmniVision Technologies, Inc.(1)	392	5,696
ON Semiconductor Corp.(1)	5,888	46,868
RF Micro Devices, Inc.(1)	10,553	44,428
Sigma Designs, Inc.(1)	1,009	11,805
Silicon Laboratories, Inc.(1)	2,500	113,600
Skyworks Solutions, Inc.(1)	17,382	265,423
Techwell, Inc.(1)	1,900	23,845
Teradyne, Inc.(1)	25,300	252,747
Tessera Technologies, Inc.(1)	1,393	25,018
Texas Instruments, Inc.	10,493	255,819
Varian Semiconductor Equipment Associates, Inc.(1)	221	6,648
Veeco Instruments, Inc.(1)	7,000	238,700
Verigy Ltd.(1)	23,545	234,508
Xilinx, Inc.	2,206	56,981
Zoran Corp.(1)	621	7,042
		7,749,534
SOFTWARE ― 1.2%
ACI Worldwide, Inc.(1)	1,176	21,450
Activision Blizzard, Inc.	18,800	199,844
Adobe Systems, Inc.(1)	8,776	304,088
Aspen Technology, Inc.(1)	791	7,119
Autonomy Corp. plc(1)	7,560	176,371
Cadence Design Systems, Inc.(1)	59,092	336,824
Cerner Corp.(1)	4,500	373,275
Citrix Systems, Inc.(1)	4,100	176,341
CommVault Systems, Inc.(1)	1,308	28,645
Compuware Corp.(1)	1,292	9,677
Epicor Software Corp.(1)	1,968	16,866
Fair Isaac Corp.	1,886	43,303

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
JDA Software Group, Inc.(1)	1,717	$ 48,591
Lawson Software, Inc.(1)	1,363	8,205
Mentor Graphics Corp.(1)	5,434	45,211
Microsoft Corp.	113,806	3,261,680
MicroStrategy, Inc., Class A(1)	386	34,234
Oracle Corp.	56,407	1,390,433
Parametric Technology Corp.(1)	1,872	32,591
Progress Software Corp.(1)	1,417	39,704
Quest Software, Inc.(1)	1,613	27,179
Radiant Systems, Inc.(1)	1,092	12,198
Rovi Corp.(1)	3,500	117,250
S1 Corp.(1)	1,910	11,861
salesforce.com, inc.(1)	1,000	67,950
Solera Holdings, Inc.	1,004	34,297
Sybase, Inc.(1)	6,193	274,907
Symantec Corp.(1)	3,957	65,488
Synopsys, Inc.(1)	12,391	271,363
Taleo Corp., Class A(1)	438	10,311
THQ, Inc.(1)	1,615	9,787
TIBCO Software, Inc.(1)	1,186	10,876
Ulticom, Inc.	1,455	14,274
		7,482,193
SPECIALTY RETAIL ― 1.1%
Aaron's, Inc.	387	11,482
Abercrombie & Fitch Co., Class A	5,500	200,310
AutoZone, Inc.(1)	187	31,029
Barnes & Noble, Inc.	2,494	50,055
Bed Bath & Beyond, Inc.(1)	4,400	183,084
Best Buy Co., Inc.	5,500	200,750
Cabela's, Inc.(1)	773	11,951
Cato Corp. (The), Class A	358	7,017
Chico's FAS, Inc.(1)	21,100	285,905
Children's Place Retail Stores, Inc. (The)(1)	311	11,883
Christopher & Banks Corp.	2,038	14,144
Coldwater Creek, Inc.(1)	2,389	12,399
Dress Barn, Inc. (The)(1)	284	7,060
FAST RETAILING CO. LTD.	1,100	185,717
Finish Line, Inc. (The), Class A	1,126	13,613
Gap, Inc. (The)	21,106	453,779
Genesco, Inc.(1)	610	14,597
Group 1 Automotive, Inc.(1)	271	7,526
Home Depot, Inc. (The)	40,100	1,251,120
Hot Topic, Inc.(1)	1,630	10,546
Inditex SA	3,220	189,893
J. Crew Group, Inc.(1)	7,700	324,016
Kingfisher plc	116,731	382,682
Kirkland's, Inc.(1)	2,580	42,725
Lowe's Cos., Inc.	38,331	908,828
Men's Wearhouse, Inc. (The)	300	6,408
Monro Muffler Brake, Inc.	890	31,025
Nitori Co. Ltd.	1,450	116,202

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
PEP Boys-Manny Moe & Jack	954	$ 9,063
PetSmart, Inc.	17,148	466,769
RadioShack Corp.	1,705	33,350
Rent-A-Center, Inc., Class A(1)	2,881	64,073
Ross Stores, Inc.	7,353	359,635
Sherwin-Williams Co. (The)	1,504	95,324
Stage Stores, Inc.	553	7,355
Staples, Inc.	11,900	306,544
Tiffany & Co.	2,900	128,731
Vitamin Shoppe, Inc.(1)	505	10,034
Wet Seal, Inc. (The), Class A(1)	4,425	17,744
Williams-Sonoma, Inc.	18,700	401,302
		6,865,670
TEXTILES, APPAREL & LUXURY GOODS ― 0.3%
Burberry Group plc	34,811	332,014
Crocs, Inc.(1)	1,176	8,291
Deckers Outdoor Corp.(1)	274	32,935
G-III Apparel Group Ltd.(1)	1,700	35,649
Jones Apparel Group, Inc.	3,917	66,040
Liz Claiborne, Inc.(1)	8,511	58,811
Luxottica Group SpA	4,460	116,601
Phillips-Van Heusen Corp.	5,800	252,416
Polo Ralph Lauren Corp.	3,189	254,897
Skechers U.S.A., Inc., Class A(1)	200	6,146
Steven Madden Ltd.(1)	959	40,287
Swatch Group AG (The)	820	228,005
True Religion Apparel, Inc.(1)	385	9,455
VF Corp.	4,700	363,686
Weyco Group, Inc.	334	7,689
Wolverine World Wide, Inc.	442	12,186
		1,825,108
THRIFTS & MORTGAGE FINANCE ― 0.2%
Brookline Bancorp., Inc.	1,041	10,701
First Financial Northwest, Inc.	1,451	9,490
First Niagara Financial Group, Inc.	1,444	20,274
Flushing Financial Corp.	620	7,868
Hudson City Bancorp., Inc.	22,934	310,068
K-Fed Bancorp.	970	8,080
MGIC Investment Corp.(1)	834	6,388
Northwest Bancshares, Inc.	14,919	176,193
Ocwen Financial Corp.(1)	1,037	11,210
People's United Financial, Inc.	24,514	386,586
PMI Group, Inc. (The)(1)	3,533	9,892
Provident Financial Services, Inc.	1,083	11,870
Washington Federal, Inc.	600	11,694
		980,314
TOBACCO ― 0.3%
Altria Group, Inc.	24,355	490,023
British American Tobacco plc	8,987	305,517
Lorillard, Inc.	3,800	277,552

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Philip Morris International, Inc.	11,574	$ 566,894
		1,639,986
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Aircastle Ltd.	5,264	51,219
GATX Corp.	300	7,995
Kaman Corp.	483	11,568
Lawson Products, Inc.	616	10,922
Mitsubishi Corp.	18,300	457,268
WESCO International, Inc.(1)	1,715	49,546
		588,518
TRANSPORTATION INFRASTRUCTURE(2)
Aegean Marine Petroleum Network, Inc.	1,377	39,465
WATER UTILITIES(2)
American States Water Co.	201	6,464
Artesian Resources Corp., Class A	620	10,999
California Water Service Group	307	11,015
		28,478
WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
American Tower Corp., Class A(1)	15,200	648,432
SBA Communications Corp., Class A(1)	25,596	905,075
SOFTBANK CORP.	9,700	254,059
Sprint Nextel Corp.(1)	12,158	40,486
Vodafone Group plc	203,780	439,519
		2,287,571
TOTAL COMMON STOCKS
(Cost $218,210,854)		264,018,920
U.S. TREASURY SECURITIES ― 16.8%
U.S. Treasury Bonds, 7.125%, 2/15/23(3)	$ 2,000,000	2,615,000
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	1,000,000	1,107,813
U.S. Treasury Bonds, 6.25%, 5/15/30(3)	778,000	969,461
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	1,800,000	1,747,127
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	10,058,200	10,682,120
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	3,796,656	3,798,437
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	1,824,255	1,963,070
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	18,015,750	19,504,860
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	17,024,310	17,174,600
U.S. Treasury Notes, 0.875%, 4/30/11(3)	5,000,000	5,029,105
U.S. Treasury Notes, 1.75%, 11/15/11(3)	9,445,000	9,622,840
U.S. Treasury Notes, 1.875%, 6/15/12(3)	8,000,000	8,166,880
U.S. Treasury Notes, 1.50%, 7/15/12(3)	5,000,000	5,060,160
U.S. Treasury Notes, 1.375%, 9/15/12(3)	4,000,000	4,026,876
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,026,720
U.S. Treasury Notes, 2.25%, 1/31/15(3)	6,000,000	5,996,256
U.S. Treasury Notes, 3.00%, 8/31/16(3)	3,000,000	3,017,814
TOTAL U.S. TREASURY SECURITIES
(Cost $100,116,612)		102,509,139
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) ― 10.1%
FHLMC, 6.50%, 12/1/12(3)	2,223	2,390
FHLMC, 7.00%, 6/1/14(3)	41,707	44,887
FHLMC, 6.50%, 6/1/16(3)	59,068	63,976

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
FHLMC, 4.50%, 1/1/19(3)	$ 1,553,959	$ 1,641,046
FHLMC, 5.00%, 1/1/21(3)	1,663,937	1,768,838
FHLMC, 5.00%, 4/1/21(3)	591,258	628,533
FHLMC, 8.00%, 7/1/30(3)	12,694	14,626
FHLMC, 6.50%, 5/1/31(3)	34,096	37,374
FHLMC, 5.50%, 12/1/33(3)	582,050	617,253
FHLMC, 5.50%, 1/1/38(3)	3,118,489	3,299,299
FHLMC, 6.00%, 11/1/38	3,632,196	3,893,786
FHLMC, 6.50%, 7/1/47(3)	167,908	180,665
FNMA, 6.50%, 5/1/11(3)	1,675	1,746
FNMA, 6.50%, 5/1/11(3)	2,649	2,761
FNMA, 6.50%, 5/1/11(3)	5,273	5,496
FNMA, 6.50%, 2/1/12(3)	837	901
FNMA, 6.50%, 4/1/12(3)	6,219	6,697
FNMA, 6.50%, 5/1/12(3)	3,663	3,945
FNMA, 6.00%, 4/1/14(3)	29,334	31,538
FNMA, 7.50%, 6/1/15(3)	6,421	7,050
FNMA, 4.50%, 5/1/19(3)	787,776	830,447
FNMA, 4.50%, 5/1/19(3)	879,230	926,855
FNMA, 5.00%, 9/1/20(3)	1,508,981	1,602,419
FNMA, 7.00%, 6/1/26(3)	1,481	1,645
FNMA, 7.50%, 3/1/27(3)	20,034	22,550
FNMA, 6.50%, 6/1/29(3)	31,843	34,576
FNMA, 7.00%, 7/1/29(3)	13,927	15,483
FNMA, 7.00%, 7/1/29(3)	74,398	82,705
FNMA, 7.00%, 3/1/30(3)	31,630	35,163
FNMA, 7.50%, 8/1/30(3)	27,723	31,255
FNMA, 7.50%, 9/1/30(3)	14,985	16,884
FNMA, 6.50%, 9/1/31(3)	107,903	117,164
FNMA, 7.00%, 9/1/31(3)	39,838	44,288
FNMA, 6.50%, 1/1/32(3)	43,547	47,285
FNMA, 7.00%, 6/1/32(3)	359,067	398,980
FNMA, 5.50%, 6/1/33(3)	1,130,868	1,196,436
FNMA, 5.50%, 8/1/33(3)	2,138,430	2,262,417
FNMA, 5.50%, 9/1/33(3)	560,652	593,159
FNMA, 5.00%, 11/1/33(3)	3,450,835	3,592,874
FNMA, 5.50%, 1/1/34(3)	3,587,530	3,792,057
FNMA, 4.50%, 9/1/35(3)	2,816,229	2,869,757
FNMA, 5.00%, 2/1/36(3)	3,832,487	3,982,450
FNMA, 5.50%, 4/1/36(3)	760,566	802,525
FNMA, 5.00%, 10/1/36(3)	323,966	336,220
FNMA, 5.50%, 12/1/36(3)	2,386,988	2,515,688
FNMA, 5.50%, 1/1/37	8,853,768	9,342,208
FNMA, 5.50%, 2/1/37(3)	1,488,634	1,568,897
FNMA, 6.50%, 8/1/37(3)	2,783,152	2,958,962
FNMA, 6.50%, 6/1/47(3)	142,662	151,629
FNMA, 6.50%, 8/1/47(3)	335,678	356,778
FNMA, 6.50%, 8/1/47(3)	442,521	470,336
FNMA, 6.50%, 9/1/47(3)	365,119	388,070
FNMA, 6.50%, 9/1/47(3)	448,039	476,201
FNMA, 6.50%, 9/1/47(3)	1,079,134	1,146,965

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
GNMA, 7.00%, 1/15/24(3)	$ 6,873	$ 7,651
GNMA, 8.00%, 7/15/24(3)	6,692	7,708
GNMA, 8.00%, 9/15/24(3)	5,456	6,284
GNMA, 9.00%, 4/20/25(3)	2,350	2,712
GNMA, 7.00%, 9/15/25(3)	31,604	35,200
GNMA, 7.50%, 10/15/25(3)	10,801	12,196
GNMA, 7.50%, 2/15/26(3)	17,674	19,944
GNMA, 6.00%, 4/15/26(3)	3,268	3,521
GNMA, 8.25%, 7/15/26(3)	40,580	46,821
GNMA, 9.00%, 8/20/26(3)	830	954
GNMA, 7.00%, 12/15/27(3)	54,371	60,645
GNMA, 6.50%, 2/15/28(3)	2,427	2,670
GNMA, 6.50%, 2/15/28(3)	13,831	15,216
GNMA, 6.50%, 3/15/28(3)	12,578	13,837
GNMA, 6.50%, 4/15/28(3)	2,458	2,704
GNMA, 6.00%, 7/15/28(3)	15,675	16,980
GNMA, 6.00%, 10/15/28(3)	46,048	49,881
GNMA, 7.00%, 5/15/31(3)	26,123	29,203
GNMA, 5.50%, 11/15/32(3)	348,941	372,050
GNMA, 6.50%, 10/15/38(3)	5,095,122	5,477,825
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $58,002,327)		61,448,137
CORPORATE BONDS ― 9.6%
AEROSPACE & DEFENSE ― 0.3%
Honeywell International, Inc., 5.30%, 3/15/17(3)	334,000	362,730
Honeywell International, Inc., 5.30%, 3/1/18(3)	270,000	290,087
L-3 Communications Corp., 5.20%, 10/15/19(3)(5)	260,000	264,076
Lockheed Martin Corp., 6.15%, 9/1/36(3)	140,000	149,859
Lockheed Martin Corp., 5.50%, 11/15/39(3)	310,000	306,174
United Technologies Corp., 6.05%, 6/1/36(3)	341,000	364,137
United Technologies Corp., 5.70%, 4/15/40(3)	190,000	193,140
		1,930,203
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	320,000	333,376
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(5)	60,000	60,218
		393,594
BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	380,000	390,591
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(5)	360,000	414,488
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	330,000	375,861
SABMiller plc, 6.20%, 7/1/11(3)(5)	310,000	328,979
		1,509,919
CAPITAL MARKETS ― 0.7%
Credit Suisse (New York), 5.00%, 5/15/13(3)	530,000	570,257
Credit Suisse (New York), 5.50%, 5/1/14(3)	300,000	327,668
Credit Suisse (New York), 5.30%, 8/13/19(3)	280,000	286,737
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	360,000	387,149
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	220,000	226,567
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	220,000	241,406

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)		$ 880,000	$ 1,006,819
Jefferies Group, Inc., 8.50%, 7/15/19(3)		130,000	144,549
Morgan Stanley, 4.20%, 11/20/14(3)		250,000	250,680
Morgan Stanley, 6.625%, 4/1/18(3)		370,000	393,550
Morgan Stanley, 7.30%, 5/13/19(3)		570,000	630,043
			4,465,425
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)		180,000	217,533
Rohm & Haas Co., 5.60%, 3/15/13(3)		280,000	299,287
			516,820
COMMERCIAL BANKS ― 0.8%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	131,168
Barclays Bank plc, 5.00%, 9/22/16(3)		$ 220,000	224,544
BB&T Corp., 5.70%, 4/30/14(3)		220,000	240,733
Eurohypo AG, 3.75%, 4/11/11	EUR	1,290,000	1,808,460
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$ 130,000	139,614
Lloyds TSB Bank plc, 5.80%, 1/13/20(3)(5)		140,000	135,481
National Australia Bank Ltd., 3.75%, 3/2/15(5)(6)		100,000	100,840
PNC Bank N.A., 4.875%, 9/21/17(3)		530,000	528,031
PNC Bank N.A., 6.00%, 12/7/17(3)		340,000	361,925
SunTrust Bank, 7.25%, 3/15/18(3)		130,000	137,756
Wachovia Bank N.A., 4.80%, 11/1/14(3)		444,000	460,630
Wachovia Bank N.A., 4.875%, 2/1/15(3)		169,000	175,644
Wells Fargo & Co., 4.375%, 1/31/13(3)		400,000	420,820
Westpac Banking Corp., 4.875%, 11/19/19(3)		120,000	118,467
			4,984,113
COMMERCIAL SERVICES & SUPPLIES ― 0.1%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)		200,000	210,082
Republic Services, Inc., 5.50%, 9/15/19(3)(5)		240,000	248,418
Waste Management, Inc., 7.375%, 3/11/19(3)		250,000	291,800
Waste Management, Inc., 6.125%, 11/30/39(3)		150,000	151,833
			902,133
COMMUNICATIONS EQUIPMENT ― 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(3)		350,000	358,598
CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(3)		220,000	235,119
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	264,868
American Express Co., 7.25%, 5/20/14(3)		120,000	136,778
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		250,000	300,320
General Electric Capital Corp., 3.75%, 11/14/14(3)		250,000	251,743
General Electric Capital Corp., 4.375%, 9/21/15(3)		250,000	256,447
General Electric Capital Corp., 5.625%, 9/15/17(3)		375,000	392,416
			1,837,691
DIVERSIFIED FINANCIAL SERVICES ― 0.6%
Bank of America Corp., 6.50%, 8/1/16(3)		200,000	214,936
Bank of America Corp., 7.625%, 6/1/19(3)		210,000	237,399
Bank of America N.A., 5.30%, 3/15/17(3)		500,000	491,771
Citigroup, Inc., 5.50%, 4/11/13(3)		540,000	565,323
Citigroup, Inc., 6.01%, 1/15/15(3)		240,000	251,025
Citigroup, Inc., 6.125%, 5/15/18(3)		370,000	371,127
Citigroup, Inc., 8.50%, 5/22/19(3)		140,000	161,501

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	$ 290,000	$ 307,053
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	840,000	909,488
		3,509,623
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	140,000	168,456
AT&T, Inc., 6.80%, 5/15/36(3)	430,000	459,487
AT&T, Inc., 6.55%, 2/15/39(3)	670,000	707,600
British Telecommunications plc, 5.95%, 1/15/18(3)	100,000	103,531
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	690,000	869,079
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	100,000	112,013
Embarq Corp., 7.08%, 6/1/16(3)	260,000	286,579
France Telecom SA, 4.375%, 7/8/14(3)	360,000	382,362
Koninklijke KPN NV, 8.375%, 10/1/30(3)	100,000	124,639
Qwest Corp., 7.875%, 9/1/11(3)	130,000	138,125
Qwest Corp., 7.50%, 10/1/14(3)	130,000	139,100
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	280,000	304,987
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	340,000	358,886
Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	340,000	377,799
Verizon Communications, Inc., 6.40%, 2/15/38(3)	110,000	115,110
		4,647,753
ELECTRIC UTILITIES ― 0.3%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	141,000	154,169
Carolina Power & Light Co., 5.25%, 12/15/15(3)	287,000	317,904
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	127,000	133,071
Duke Energy Corp., 3.95%, 9/15/14(3)	160,000	165,743
EDF SA, 4.60%, 1/27/20(3)(5)	210,000	210,124
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	370,000	381,333
Florida Power Corp., 6.35%, 9/15/37(3)	270,000	294,908
Southern California Edison Co., 5.625%, 2/1/36(3)	100,000	101,253
		1,758,505
ELECTRICAL EQUIPMENT(2)
Roper Industries, Inc., 6.25%, 9/1/19(3)	100,000	107,440
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(3)	360,000	404,239
ENERGY EQUIPMENT & SERVICES ― 0.1%
Weatherford International Ltd., 9.625%, 3/1/19(3)	340,000	433,037
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(3)	330,000	370,163
SYSCO Corp., 4.20%, 2/12/13(3)	140,000	148,007
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	382,000	404,919
Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	420,000	476,849
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	260,000	284,488
		1,684,426
FOOD PRODUCTS ― 0.2%
General Mills, Inc., 5.65%, 9/10/12(3)	180,000	197,710
Kellogg Co., 4.45%, 5/30/16(3)	290,000	305,399
Kraft Foods, Inc., 6.00%, 2/11/13(3)	100,000	110,420
Kraft Foods, Inc., 6.50%, 2/9/40(3)	310,000	324,527
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)(5)	150,000	150,669
		1,088,725

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	$ 175,000	$ 197,744
Baxter International, Inc., 5.375%, 6/1/18(3)	260,000	281,557
Baxter International, Inc., 6.25%, 12/1/37(3)	270,000	298,412
		777,713
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
Express Scripts, Inc., 5.25%, 6/15/12(3)	280,000	300,094
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	400,000	457,035
Quest Diagnostics, Inc., 4.75%, 1/30/20(3)	150,000	148,274
		905,403
HOTELS, RESTAURANTS & LEISURE ― 0.2%
McDonald's Corp., 5.35%, 3/1/18(3)	230,000	249,510
McDonald's Corp., 6.30%, 10/15/37(3)	270,000	297,401
Yum! Brands, Inc., 5.30%, 9/15/19(3)	380,000	391,604
Yum! Brands, Inc., 6.875%, 11/15/37(3)	275,000	303,094
		1,241,609
HOUSEHOLD PRODUCTS ― 0.1%
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	290,000	328,942
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(3)	413,000	443,323
General Electric Co., 5.25%, 12/6/17(3)	320,000	335,703
		779,026
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	258,290
Lincoln National Corp., 6.25%, 2/15/20(3)	140,000	145,948
MetLife Global Funding I, 5.125%, 4/10/13(3)(5)	295,000	318,674
MetLife, Inc., 6.75%, 6/1/16(3)	280,000	310,993
New York Life Global Funding, 4.65%, 5/9/13(3)(5)	220,000	235,194
Prudential Financial, Inc., 7.375%, 6/15/19(3)	150,000	172,420
Prudential Financial, Inc., 5.40%, 6/13/35(3)	320,000	285,075
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	140,000	153,598
		1,880,192
INTERNET & CATALOG RETAIL(2)
Expedia, Inc., 7.46%, 8/15/18(3)	240,000	267,300
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	270,000	292,412
Deere & Co., 5.375%, 10/16/29(3)	250,000	252,102
		544,514
MEDIA ― 0.6%
CBS Corp., 8.875%, 5/15/19(3)	100,000	118,720
CBS Corp., 5.50%, 5/15/33(3)	150,000	127,617
Comcast Corp., 5.90%, 3/15/16(3)	292,000	318,339
Comcast Corp., 6.40%, 5/15/38(3)	260,000	265,005
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)(5)	340,000	355,893
News America, Inc., 6.90%, 8/15/39(3)(5)	220,000	242,622
Omnicom Group, Inc., 5.90%, 4/15/16(3)	250,000	271,625
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	210,000	225,412
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	360,000	402,660
Time Warner, Inc., 5.50%, 11/15/11(3)	245,000	260,686
Time Warner, Inc., 7.625%, 4/15/31(3)	77,000	89,684
Time Warner, Inc., 7.70%, 5/1/32(3)	220,000	259,056

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Viacom, Inc., 5.625%, 9/15/19(3)	$ 550,000	$ 581,702
Viacom, Inc., 6.875%, 4/30/36(3)	190,000	203,565
		3,722,586
METALS & MINING ― 0.2%
Barrick Gold Corp., 6.95%, 4/1/19	160,000	184,023
Newmont Mining Corp., 6.25%, 10/1/39(3)	270,000	269,664
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	460,000	505,936
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(5)	235,000	244,961
		1,204,584
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	209,000	216,315
MULTI-UTILITIES ― 0.5%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	270,000	286,610
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	380,000	378,355
Dominion Resources, Inc., 4.75%, 12/15/10(3)	307,000	316,315
Dominion Resources, Inc., 6.40%, 6/15/18(3)	260,000	289,789
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	510,000	526,867
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	194,000	196,576
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	260,000	282,207
PG&E Corp., 5.75%, 4/1/14(3)	220,000	242,209
Sempra Energy, 8.90%, 11/15/13(3)	200,000	240,100
Sempra Energy, 6.50%, 6/1/16(3)	150,000	167,935
Sempra Energy, 6.00%, 10/15/39(3)	100,000	99,539
		3,026,502
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	100,000	107,649
Xerox Corp., 4.25%, 2/15/15(3)	90,000	92,035
		199,684
OIL, GAS & CONSUMABLE FUELS ― 1.0%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	300,000	314,318
ConocoPhillips, 5.75%, 2/1/19(3)	230,000	252,409
ConocoPhillips, 6.50%, 2/1/39(3)	520,000	583,778
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	130,000	143,125
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	620,000	686,577
EOG Resources, Inc., 5.625%, 6/1/19(3)	210,000	228,651
Hess Corp., 6.00%, 1/15/40(3)	140,000	140,069
Kerr-McGee Corp., 6.95%, 7/1/24(3)	220,000	249,090
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	290,000	329,330
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	160,000	166,130
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(5)	130,000	136,771
Nexen, Inc., 5.65%, 5/15/17(3)	220,000	234,116
Nexen, Inc., 6.40%, 5/15/37(3)	370,000	373,633
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	290,000	358,382
Shell International Finance BV, 4.30%, 9/22/19(3)	260,000	258,345
Shell International Finance BV, 6.375%, 12/15/38(3)	240,000	267,785
Talisman Energy, Inc., 7.75%, 6/1/19(3)	360,000	428,937
Williams Partners LP, 5.25%, 3/15/20(3)(5)	140,000	142,268
XTO Energy, Inc., 6.50%, 12/15/18(3)	220,000	254,816
XTO Energy, Inc., 6.10%, 4/1/36(3)	324,000	354,794
		5,903,324

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
PAPER & FOREST PRODUCTS ― 0.1%
International Paper Co., 9.375%, 5/15/19(3)		$ 300,000	$ 374,491
PHARMACEUTICALS ― 0.3%
Abbott Laboratories, 5.875%, 5/15/16(3)		130,000	147,385
AstraZeneca plc, 5.40%, 9/15/12(3)		325,000	355,854
AstraZeneca plc, 5.90%, 9/15/17(3)		420,000	475,775
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)		240,000	260,610
Pfizer, Inc., 7.20%, 3/15/39(3)		210,000	257,747
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)		250,000	262,746
Wyeth, 5.95%, 4/1/37(3)		314,000	331,247
			2,091,364
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.2%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(5)		170,000	168,030
ProLogis, 7.625%, 8/15/14(3)		110,000	119,565
ProLogis, 5.625%, 11/15/16(3)		580,000	564,587
ProLogis, 7.375%, 10/30/19(3)		150,000	154,957
			1,007,139
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)		160,000	163,417
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(3)		220,000	257,275
Union Pacific Corp., 5.75%, 11/15/17(3)		400,000	434,766
			692,041
SOFTWARE ― 0.1%
Intuit, Inc., 5.75%, 3/15/17(3)		302,000	321,356
SPECIALTY RETAIL ― 0.1%
Home Depot, Inc. (The), 5.875%, 12/16/36(3)		90,000	88,090
Staples, Inc., 9.75%, 1/15/14(3)		340,000	415,688
			503,778
THRIFTS & MORTGAGE FINANCE ― 0.1%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	78,000,000	878,794
TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(3)		$ 220,000	272,414
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
Rogers Cable, Inc., 6.25%, 6/15/13(3)		240,000	265,646
Rogers Communications, Inc., 6.80%, 8/15/18(3)		180,000	205,001
			470,647
TOTAL CORPORATE BONDS
(Cost $54,927,814)			58,305,379
SOVEREIGN GOVERNMENTS & AGENCIES ― 6.9%
AUSTRALIA — 0.3%
Government of Australia, 6.50%, 5/15/13	AUD	1,490,000	1,401,507
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	330,000	293,872
			1,695,379
AUSTRIA — 0.3%
Republic of Austria, 3.40%, 10/20/14	EUR	520,000	740,610
Republic of Austria, 4.30%, 9/15/17(5)	EUR	220,000	324,217
Republic of Austria, 4.35%, 3/15/19(5)	EUR	360,000	526,876
Republic of Austria, 4.15%, 3/15/37(5)	EUR	170,000	230,459
			1,822,162

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
BELGIUM — 0.4%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	840,000	$ 1,228,646
Kingdom of Belgium, 4.00%, 3/28/18	EUR	500,000	716,317
Kingdom of Belgium, 5.00%, 3/28/35	EUR	200,000	304,188
			2,249,151
CANADA — 0.2%
Government of Canada, 5.00%, 6/1/14	CAD	340,000	358,066
Government of Canada, 3.75%, 6/1/19	CAD	280,000	274,079
Government of Canada, 5.75%, 6/1/33	CAD	420,000	500,060
Hydro Quebec, 8.40%, 1/15/22(3)		$ 77,000	100,684
			1,232,889
DENMARK — 0.2%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,850,000	980,232
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,030,000	199,870
			1,180,102
FINLAND — 0.4%
Government of Finland, 4.25%, 9/15/12	EUR	420,000	614,644
Government of Finland, 3.125%, 9/15/14	EUR	530,000	754,209
Government of Finland, 3.875%, 9/15/17	EUR	515,000	744,794
Government of Finland, 4.375%, 7/4/19	EUR	80,000	118,557
Government of Finland, 4.00%, 7/4/25	EUR	100,000	139,494
			2,371,698
FRANCE — 0.3%
Government of France, 4.00%, 4/25/14	EUR	390,000	573,292
Government of France, 3.25%, 4/25/16	EUR	60,000	84,580
Government of France, 4.25%, 4/25/19	EUR	360,000	529,220
Government of France, 5.50%, 4/25/29	EUR	170,000	279,006
Government of France, 4.75%, 4/25/35	EUR	170,000	258,055
			1,724,153
GERMANY — 1.2%
German Federal Republic, 4.25%, 10/12/12	EUR	640,000	940,674
German Federal Republic, 3.50%, 1/4/16	EUR	1,480,000	2,138,252
German Federal Republic, 3.75%, 1/4/19	EUR	1,090,000	1,569,000
German Federal Republic, 5.625%, 1/4/28	EUR	530,000	889,211
German Federal Republic, 4.75%, 7/4/34	EUR	390,000	600,884
German Federal Republic, 4.25%, 7/4/39	EUR	220,000	320,596
KfW, 4.375%, 10/11/13	EUR	660,000	973,906
			7,432,523
IRELAND — 0.1%
Republic of Ireland, 4.00%, 1/15/14	EUR	330,000	466,152
Republic of Ireland, 5.90%, 10/18/19	EUR	200,000	301,045
			767,197
ITALY — 0.4%
Republic of Italy, 5.25%, 8/1/17	EUR	560,000	858,480
Republic of Italy, 4.25%, 3/1/20	EUR	680,000	950,518
Republic of Italy, 5.00%, 8/1/34	EUR	250,000	353,107
Republic of Italy, 4.00%, 2/1/37	EUR	310,000	377,208
			2,539,313
JAPAN — 1.0%
Development Bank of Japan, 2.30%, 3/19/26	JPY	30,000,000	349,119

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Government of Japan, 1.20%, 3/20/12	JPY	153,000,000	$ 1,758,776
Government of Japan, 0.60%, 9/20/14	JPY	85,000,000	962,699
Government of Japan, 1.20%, 6/20/15	JPY	63,500,000	737,596
Government of Japan, 1.80%, 6/20/18	JPY	42,600,000	508,665
Government of Japan, 1.50%, 9/20/18	JPY	71,600,000	833,655
Government of Japan, 2.10%, 12/20/26	JPY	46,000,000	526,225
Government of Japan, 2.40%, 3/20/37	JPY	29,800,000	344,372
			6,021,107
MULTI-NATIONAL — 0.2%
European Investment Bank, 4.75%, 6/6/12	GBP	300,000	489,189
European Investment Bank, 5.375%, 10/15/12	EUR	420,000	629,872
			1,119,061
NETHERLANDS — 0.3%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	720,000	1,064,527
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	200,000	293,161
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	390,000	535,485
			1,893,173
PORTUGAL — 0.3%
Republic of Portugal, 3.60%, 10/15/14	EUR	220,000	303,402
Republic of Portugal, 4.35%, 10/16/17	EUR	545,000	758,522
Republic of Portugal, 4.75%, 6/14/19	EUR	500,000	705,474
			1,767,398
SPAIN — 0.3%
Government of Spain, 5.40%, 7/30/11	EUR	310,000	446,689
Government of Spain, 4.25%, 1/31/14	EUR	590,000	857,785
Government of Spain, 4.90%, 7/30/40	EUR	310,000	437,605
			1,742,079
SWEDEN — 0.1%
Government of Sweden, 5.25%, 3/15/11	SEK	2,700,000	397,513
Government of Sweden, 6.75%, 5/5/14	SEK	1,390,000	230,018
Government of Sweden, 4.25%, 3/12/19	SEK	1,280,000	196,005
			823,536
UNITED KINGDOM — 0.9%
Government of United Kingdom, 5.00%, 3/7/12	GBP	140,000	229,831
Government of United Kingdom, 5.00%, 9/7/14	GBP	300,000	506,052
Government of United Kingdom, 4.00%, 9/7/16	GBP	310,000	492,985
Government of United Kingdom, 4.50%, 3/7/19	GBP	980,000	1,559,734
Government of United Kingdom, 3.75%, 9/7/19	GBP	480,000	716,390
Government of United Kingdom, 8.00%, 6/7/21	GBP	80,000	165,063
Government of United Kingdom, 4.25%, 6/7/32	GBP	210,000	305,789
Government of United Kingdom, 4.25%, 3/7/36	GBP	390,000	564,003
Government of United Kingdom, 4.50%, 12/7/42	GBP	720,000	1,090,274
			5,630,121
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $43,095,694)			42,011,042
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 3.6%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.8%
FNMA, 2.75%, 3/13/14(3)		$ 5,000,000	5,131,605
FNMA, 5.375%, 6/12/17(3)		5,500,000	6,197,989
			11,329,594

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
GOVERNMENT-BACKED CORPORATE BONDS(7) ― 1.8%
Bank of America Corp., VRN, 0.55%, 4/30/10(3)	$ 2,400,000	$ 2,418,463
Citigroup Funding, Inc., VRN, 0.58%, 4/30/10(3)	2,500,000	2,523,010
KeyCorp, VRN, 0.90%, 3/15/10(3)	1,300,000	1,307,140
Morgan Stanley, VRN, 0.60%, 3/22/10(3)	2,500,000	2,525,462
State Street Bank and Trust Co., 1.85%, 3/15/11(3)	2,000,000	2,026,466
		10,800,541
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $21,662,789)		22,130,135
MUNICIPAL SECURITIES ― 1.5%
California GO, (Building Bonds), 7.30%, 10/1/39(3)	430,000	412,946
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.25%, 3/4/10 (LOC: Bank of America N.A.)(3)	2,500,000	2,500,000
Gulf Gate Apartments, VRDN, 0.23%, 3/4/10(3)(5)	3,000,000	3,000,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	800,000	677,592
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	100,000	119,360
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	220,000	218,126
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/3/10 (LOC: FNMA)(3)	985,000	985,000
San Diego County Water Auth. Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49(3)	210,000	219,605
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	410,000	423,719
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	280,000	275,940
TOTAL MUNICIPAL SECURITIES
(Cost $8,947,993)		8,832,288
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) ― 0.8%
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(5)	53,384	53,384
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(5)	1,043,494	905,223
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 3/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(5)	226,304	198,480
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	800,000	776,099
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,381,193	1,384,689
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(5)	847,097	770,387
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/10(3)	650,000	644,502
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $4,948,105)		4,732,764
COLLATERALIZED MORTGAGE OBLIGATIONS(4) ― 0.3%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS(2)
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	25,913	24,006

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	$ 1,400,000	$ 1,484,718
FNMA, Series 2002-86, Class KB SEQ, 5.00%, 5/25/16(3)	189,322	190,494
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.63%, 3/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	407,470	405,663
		2,080,875
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,966,849)		2,104,881
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(8)	2,012	112,471
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/15/12(8)	100	12,725
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(5)(8)	6	10,777
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(8)	400	10,328
Lexington Realty Trust, Series C, 6.50%, 12/31/49(8)	179	6,265
		16,593
TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(8)	13	15,847
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $161,082)		168,413
ASSET-BACKED SECURITIES(2)(4)
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)
(Cost $137,175)	137,175	137,719
PREFERRED STOCKS(2)
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(8)	726	17,148
PS Business Parks, Inc., Series K, 7.95%, 4/9/10(8)	515	12,855
TOTAL PREFERRED STOCKS
(Cost $30,625)		30,003
TEMPORARY CASH INVESTMENTS ― 6.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $40,253,095)	40,253,095	40,253,095
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $111,000)	111,000	111,000
TOTAL INVESTMENT SECURITIES — 99.5%
(Cost $552,572,014)		606,792,915
OTHER ASSETS AND LIABILITIES — 0.5%		3,312,982
TOTAL NET ASSETS — 100.0%		$610,105,897

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
10,497,660	JPY for AUD	4/30/10	$ 118,194	$ 511
29,000	AUD for CAD	4/30/10	25,824	102
916,375	AUD for CAD	4/30/10	816,019	5,373
61,000	NZD for CAD	4/30/10	42,419	175
667,701	AUD for EUR	4/30/10	594,579	3,892
25,000,000	JPY for EUR	4/30/10	281,478	(5,261)
138,000	AUD for JPY	4/30/10	122,887	(2,687)
76,000	AUD for USD	4/30/10	67,677	192
8,000	CAD for USD	4/30/10	7,602	42
55,000	CHF for USD	4/30/10	51,217	(281)
301,922	CHF for USD	4/30/10	281,157	7,225
15,000	DKK for USD	5/3/10	2,742	(15)
2,965,625	DKK for USD	5/3/10	542,148	17,024
25,000	EUR for USD	4/30/10	34,039	(144)
30,000	EUR for USD	4/30/10	40,847	(243)
50,000	EUR for USD	4/30/10	68,078	1,675
51,000	EUR for USD	4/30/10	69,439	(357)
56,000	EUR for USD	4/30/10	76,247	(358)
250,000	EUR for USD	4/30/10	340,388	8,209
8,000	GBP for USD	4/30/10	12,194	(1)
27,731	GBP for USD	4/30/10	42,268	2,598
1,000,000	JPY for USD	4/30/10	11,259	(184)
3,045,000	JPY for USD	4/30/10	34,284	(977)
9,804,000	JPY for USD	4/30/10	110,384	(249)
117,000	NOK for USD	4/30/10	19,743	31
231,000	NOK for USD	4/30/10	38,980	(267)
2,001	SEK for USD	4/30/10	281	(10)
2,654,886	SEK for USD	4/30/10	372,406	(8,042)
			$4,224,780	$27,973
(Value on Settlement Date $4,252,753)

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
138,000	AUD for JPY	4/30/10	$ 122,887	$ 4,182
27,033	CAD for AUD	4/30/10	25,689	(237)
868,998	CAD for AUD	4/30/10	825,811	4,418
44,413	CAD for NZD	4/30/10	42,206	(388)
422,894	EUR for AUD	4/30/10	575,793	(22,678)
198,309	EUR for JPY	4/30/10	270,008	(6,209)
10,768,140	JPY for AUD	4/30/10	121,240	1,040
80,000	AUD for USD	4/30/10	71,239	753
735,719	AUD for USD	4/30/10	655,148	2,216
38,000	CAD for USD	4/30/10	36,111	336
97,821	CAD for USD	4/30/10	92,960	1,220
51,000	CHF for USD	4/30/10	47,492	150
41,000	DKK for USD	5/3/10	7,495	–
29,000	EUR for USD	4/30/10	39,485	4
1,766,491	EUR for USD	4/30/10	2,405,172	(77,984)
39,000	GBP for USD	4/30/10	59,444	(1,744)
1,682,000	JPY for USD	4/30/10	18,938	405
35,382,606	JPY for USD	4/30/10	398,377	2,804
1,640,000	NOK for USD	4/30/10	276,740	(2,357)
37,000	NZD for USD	4/30/10	25,730	(193)
88,000	NZD for USD	4/30/10	61,195	637
285,500	NZD for USD	4/30/10	198,535	(2,098)
432,000	SEK for USD	4/30/10	60,597	670
657,000	SEK for USD	4/30/10	92,159	947
			$6,530,451	$(94,106)
(Value on Settlement Date $6,624,557)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
2	S&P 500 E-Mini Futures	March 2010	$ 110,340	$(2,550)
35	U.S. Long Bond	June 2010	4,119,063	44,612
			$4,229,403	$42,062

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
115	U.S. Treasury 2-Year Notes	June 2010	$25,005,313	$(52,367)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$3,200,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$99,174

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $29,435,000.
(4)	Final maturity indicated, unless otherwise noted.
(5)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,777,509, which represented 1.6% of total net assets.

(6)	When-issued security.
(7)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(8)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of  purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (
         including quoted prices for similar  securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$219,071,585	–	–
Foreign Common Stocks	9,374,454	$ 35,572,881	–
U.S. Treasury Securities	–	102,509,139	–
U.S. Government Agency Mortgage-Backed Securities	–	61,448,137	–
Corporate Bonds	–	58,305,379	–
Sovereign Governments & Agencies	–	42,011,042	–
U.S. Government Agency Securities and Equivalents	–	22,130,135	–
Municipal Securities	–	8,832,288	–
Commercial Mortgage-Backed Securities	–	4,732,764	–
Collateralized Mortgage Obligations	–	2,104,881	–
Convertible Preferred Stocks	–	168,413	–
Asset-Backed Securities	–	137,719	–
Preferred Stocks	–	30,003	–
Temporary Cash Investments	40,364,095	–	–
Total Value of Investment Securities	$268,810,134	$337,982,781	–

Strategic Allocation: Conservative – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(66,133)	–
Futures Contracts	$(10,305)	–	–
Swap Agreements	–	99,174	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(10,305)	$ 33,041	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$571,237,442
Gross tax appreciation of investments	$ 42,721,556
Gross tax depreciation of investments	(7,166,083)
Net tax appreciation (depreciation) of investments	$ 35,555,473

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 28, 2010

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
COMMON STOCKS ― 61.6%
AEROSPACE & DEFENSE ― 1.0%
AAR Corp.(1)	1,400	$ 31,752
AerCap Holdings NV(1)	16,100	153,111
BE Aerospace, Inc.(1)	36,300	940,170
Ceradyne, Inc.(1)	1,500	33,810
Curtiss-Wright Corp.	5,200	166,660
Esterline Technologies Corp.(1)	800	32,920
Global Defense Technology & Systems, Inc.(1)	3,527	47,544
Goodrich Corp.	34,715	2,278,346
Honeywell International, Inc.	55,700	2,236,912
L-3 Communications Holdings, Inc.	19,116	1,747,585
Lockheed Martin Corp.	9,900	769,824
Moog, Inc., Class A(1)	2,500	84,900
Northrop Grumman Corp.	46,194	2,829,844
Precision Castparts Corp.	7,900	890,725
Raytheon Co.	35,013	1,969,131
Rockwell Collins, Inc.	31,300	1,761,564
Rolls-Royce Group plc(1)	115,734	984,709
Stanley, Inc.(1)	791	19,941
Triumph Group, Inc.	1,100	57,574
		17,037,022
AIR FREIGHT & LOGISTICS ― 0.4%
Atlas Air Worldwide Holdings, Inc.(1)	2,089	94,172
C.H. Robinson Worldwide, Inc.	4,796	255,771
FedEx Corp.	27,688	2,346,835
Hub Group, Inc., Class A(1)	3,969	107,044
United Parcel Service, Inc., Class B	64,031	3,761,181
UTi Worldwide, Inc.	3,000	44,790
		6,609,793
AIRLINES ― 0.1%
Allegiant Travel Co.(1)	400	20,856
British Airways plc(1)	116,020	373,628
Copa Holdings SA, Class A	772	41,989
Gol Linhas Aereas Inteligentes SA ADR(1)	4,763	65,253
JetBlue Airways Corp.(1)	4,800	25,344
Ryanair Holdings plc ADR(1)	20,821	571,953
SkyWest, Inc.	1,700	25,092
Southwest Airlines Co.	39,091	491,765
Turk Hava Yollari AO	73,269	232,149
UAL Corp.(1)	6,584	112,915
		1,960,944
AUTO COMPONENTS ― 0.4%
ArvinMeritor, Inc.(1)	1,852	21,594
Autoliv, Inc.(1)	41,690	1,859,791
BorgWarner, Inc.(1)	41,100	1,539,606
Cooper Tire & Rubber Co.	8,280	145,231
Dana Holding Corp.(1)	2,300	26,151
Gentex Corp.	38,641	750,022
Hankook Tire Co. Ltd.	23,890	477,841

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Lear Corp.(1)	300	$ 20,781
NGK Insulators Ltd.	27,000	582,577
Standard Motor Products, Inc.	3,400	27,574
TRW Automotive Holdings Corp.(1)	67,986	1,826,784
		7,277,952
AUTOMOBILES ― 0.5%
Daimler AG	37,870	1,581,004
Ford Motor Co.(1)	76,100	893,414
Honda Motor Co. Ltd.	80,100	2,776,836
Hyundai Motor Co.	22,500	2,230,796
PT Astra International Tbk	179,000	700,642
		8,182,692
BEVERAGES ― 1.0%
Anheuser-Busch InBev NV	21,835	1,092,935
Boston Beer Co., Inc., Class A(1)	3,384	160,131
Cia de Bebidas das Americas Preference Shares ADR	6,609	640,743
Coca-Cola Co. (The)	148,054	7,805,407
Coca-Cola Enterprises, Inc.	80,810	2,064,695
Cott Corp.(1)	19,034	136,854
Pepsi Bottling Group, Inc.	1,698	64,915
PepsiCo, Inc.	40,560	2,533,783
Pernod-Ricard SA	15,529	1,169,956
		15,669,419
BIOTECHNOLOGY ― 0.8%
Acorda Therapeutics, Inc.(1)	1,445	43,610
Alexion Pharmaceuticals, Inc.(1)	37,700	1,866,904
Alnylam Pharmaceuticals, Inc.(1)	852	14,842
Amgen, Inc.(1)	112,138	6,348,132
Biogen Idec, Inc.(1)	5,418	298,044
Celgene Corp.(1)	10,161	604,783
Cubist Pharmaceuticals, Inc.(1)	14,619	307,584
Gilead Sciences, Inc.(1)	65,797	3,132,595
Human Genome Sciences, Inc.(1)	3,046	85,745
Martek Biosciences Corp.(1)	900	17,847
Onyx Pharmaceuticals, Inc.(1)	2,526	70,122
PDL BioPharma, Inc.	8,180	57,260
Regeneron Pharmaceuticals, Inc.(1)	1,707	41,753
Talecris Biotherapeutics Holdings Corp.(1)	19,309	413,599
Vertex Pharmaceuticals, Inc.(1)	6,800	276,148
		13,578,968
BUILDING PRODUCTS ― 0.1%
Apogee Enterprises, Inc.	1,500	21,435
Asahi Glass Co. Ltd.	95,000	948,450
Griffon Corp.(1)	2,600	32,188
Masco Corp.	31,387	419,644
Nortek, Inc.(1)	200	7,500
Simpson Manufacturing Co., Inc.	2,100	51,618
		1,480,835
CAPITAL MARKETS ― 1.8%
AllianceBernstein Holding LP	7,288	197,140
Ameriprise Financial, Inc.	30,456	1,219,154

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Apollo Investment Corp.	5,600	$ 65,296
Ares Capital Corp.	6,500	84,955
Artio Global Investors, Inc.	2,983	72,726
Bank of New York Mellon Corp. (The)	97,151	2,770,747
BlackRock, Inc.	3,735	817,218
Blackstone Group LP (The)	58,821	822,318
Calamos Asset Management, Inc., Class A	3,700	49,358
Charles Schwab Corp. (The)	78,100	1,430,011
Cohen & Steers, Inc.	6,295	136,979
Credit Suisse Group AG	56,400	2,504,333
E*TRADE Financial Corp.(1)	50,244	80,893
Evercore Partners, Inc., Class A	3,654	110,022
Federated Investors, Inc., Class B	18,642	466,236
Fifth Street Finance Corp.	3,000	33,990
Fortress Investment Group LLC, Class A(1)	100,805	406,244
Franklin Resources, Inc.	5,500	559,460
Goldman Sachs Group, Inc. (The)	39,973	6,249,779
HFF, Inc., Class A(1)	13,123	88,580
Invesco Ltd.	20,146	394,862
Investment Technology Group, Inc.(1)	5,841	99,414
Janus Capital Group, Inc.	46,100	576,250
Jefferies Group, Inc.	75,200	1,876,992
Knight Capital Group, Inc., Class A(1)	1,700	27,438
Lazard Ltd., Class A	49,200	1,767,756
Legg Mason, Inc.	2,422	62,609
MCG Capital Corp.(1)	7,200	36,864
Morgan Stanley	107,533	3,030,280
Northern Trust Corp.	43,743	2,331,064
PennantPark Investment Corp.	3,600	36,720
Prospect Capital Corp.	4,300	49,966
Pzena Investment Management, Inc., Class A(1)	3,900	23,400
State Street Corp.	9,185	412,498
TD Ameritrade Holding Corp.(1)	21,409	374,443
TradeStation Group, Inc.(1)	6,400	44,160
Waddell & Reed Financial, Inc., Class A	19,600	644,448
		29,954,603
CHEMICALS ― 1.3%
A. Schulman, Inc.	1,300	30,628
Air Liquide SA	12,430	1,484,519
Airgas, Inc.	7,600	487,464
Arch Chemicals, Inc.	1,600	49,392
Ashland, Inc.	5,539	260,776
BASF SE	28,910	1,623,425
Cabot Corp.	8,265	240,181
Celanese Corp., Series A	64,175	2,001,618
CF Industries Holdings, Inc.	18,025	1,914,976
Cytec Industries, Inc.	1,200	51,204
E.I. du Pont de Nemours & Co.	53,300	1,797,276
Eastman Chemical Co.	4,617	274,942
Ferro Corp.(1)	4,000	32,760
H.B. Fuller Co.	1,800	37,782

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Huntsman Corp.	110,714	$ 1,520,103
Intrepid Potash, Inc.(1)	1,800	49,536
Israel Chemicals Ltd.	29,635	365,737
Kraton Performance Polymers, Inc.(1)	2,400	32,376
LG Chem Ltd.	1,908	353,669
Minerals Technologies, Inc.	11,317	552,609
Mosaic Co. (The)	24,900	1,453,911
Olin Corp.	2,800	49,028
OM Group, Inc.(1)	21,123	727,054
PPG Industries, Inc.	41,000	2,523,140
Sensient Technologies Corp.	2,390	63,144
Sociedad Quimica y Minera de Chile SA ADR	8,344	304,973
Solutia, Inc.(1)	14,189	199,639
Syngenta AG	4,241	1,097,508
Terra Industries, Inc.	24,112	992,691
Valspar Corp.	12,225	334,476
W.R. Grace & Co.(1)	5,658	163,856
Yara International ASA	18,300	753,777
		21,824,170
COMMERCIAL BANKS ― 3.1%
American National Bankshares, Inc.	1,500	30,015
Associated Banc-Corp.	3,200	41,312
Asya Katilim Bankasi AS(1)	175,497	413,068
Banco Santander Brasil SA ADR	96,940	1,159,402
Banco Santander SA	155,599	2,023,160
Bank of Hawaii Corp.	12,039	508,166
Barclays plc	487,529	2,323,076
BB&T Corp.	2,164	61,739
BNP Paribas	25,575	1,850,210
Boston Private Financial Holdings, Inc.	7,900	54,115
Canadian Imperial Bank of Commerce	551	36,625
CapitalSource, Inc.	12,443	68,436
Cathay General Bancorp.	19,236	187,166
CIMB Group Holdings Bhd	197,800	755,970
City Holding Co.	673	21,597
City National Corp.	6,392	319,089
Columbia Banking System, Inc.	6,141	125,645
Comerica, Inc.	23,800	858,704
Commerce Bancshares, Inc.	16,465	666,997
Commonwealth Bank of Australia	29,060	1,404,269
Credicorp Ltd.	6,690	522,489
Cullen/Frost Bankers, Inc.	700	37,905
CVB Financial Corp.	3,100	28,830
DnB NOR ASA(1)	87,150	946,834
East West Bancorp., Inc.	10,397	182,155
Fifth Third Bancorp.	99,466	1,214,480
First Citizens BancShares, Inc., Class A	100	18,299
First Horizon National Corp.(1)	25,578	327,398
First Midwest Bancorp., Inc.	2,500	33,975
FirstMerit Corp.	2,500	52,850
FNB Corp.	4,000	30,400

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Fulton Financial Corp.	9,500	$ 91,390
Grupo Financiero Banorte SAB de CV, Series O	117,933	441,704
Hampton Roads Bankshares, Inc.	3,200	5,760
HDFC Bank Ltd.	13,317	492,416
Heritage Financial Corp.(1)	3,300	48,807
HSBC Holdings plc (Hong Kong)	306,197	3,386,563
Huntington Bancshares, Inc.	92,564	445,233
IBERIABANK Corp.	400	22,844
ICICI Bank Ltd.	22,309	422,010
Independent Bank Corp.	2,662	65,432
Industrial & Commercial Bank of China Ltd. H Shares	1,484,000	1,049,601
Itau Unibanco Holding SA Preference Shares	106,434	2,133,215
KBC Groep NV(1)	18,940	856,474
KeyCorp	41,317	295,417
Lakeland Financial Corp.	2,000	35,220
Marshall & Ilsley Corp.	63,287	448,072
MB Financial, Inc.	1,200	24,420
Mitsubishi UFJ Financial Group, Inc.	227,100	1,147,706
National Bankshares, Inc.	1,100	29,799
Old National Bancorp.	3,200	36,352
OTP Bank plc(1)	24,127	663,934
Pacific Continental Corp.	2,600	26,260
PNC Financial Services Group, Inc.	32,687	1,757,253
Powszechna Kasa Oszczednosci Bank Polski SA	138,890	1,762,800
PT Bank Rakyat Indonesia	1,639,000	1,264,359
Regions Financial Corp.	55,113	372,013
Sberbank of Russian Federation	603,638	1,512,113
Shinhan Financial Group Co. Ltd.	18,430	658,612
Standard Chartered plc	29,697	707,305
Sterling Bancshares, Inc.	13,623	64,301
SunTrust Banks, Inc.	10,978	261,386
Synovus Financial Corp.	19,085	54,392
TCF Financial Corp.	3,810	55,016
Trico Bancshares	561	10,255
Trustmark Corp.	1,100	25,080
Turkiye Garanti Bankasi AS	325,003	1,197,877
U.S. Bancorp.	114,009	2,805,761
United Bankshares, Inc.	5,997	147,646
United Overseas Bank Ltd.	71,000	941,481
Valley National Bancorp.	2,136	30,758
Washington Banking Co.	3,900	46,683
Webster Financial Corp.	2,400	38,400
Wells Fargo & Co.	287,613	7,863,339
Westamerica Bancorp.	860	47,197
Westpac Banking Corp.	17,320	405,595
Whitney Holding Corp.	8,000	102,800
Wilmington Trust Corp.	7,427	107,097
Zions Bancorp.	20,438	378,921
		51,091,445
COMMERCIAL SERVICES & SUPPLIES ― 0.5%
ABM Industries, Inc.	1,600	32,768

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
ATC Technology Corp.(1)	1,200	$ 26,892
Avery Dennison Corp.	15,100	477,160
Brink's Co. (The)	2,300	58,604
Cintas Corp.	17,339	429,834
Consolidated Graphics, Inc.(1)	1,479	65,875
Ennis, Inc.	2,104	32,339
IESI-BFC Ltd.	21,208	373,685
Pitney Bowes, Inc.	71,959	1,647,861
R.R. Donnelley & Sons Co.	41,918	833,749
Republic Services, Inc.	45,146	1,270,408
SYKES Enterprises, Inc.(1)	4,351	103,597
US Ecology, Inc.	4,600	68,494
Waste Connections, Inc.(1)	1,362	45,790
Waste Management, Inc.	73,098	2,413,696
		7,880,752
COMMUNICATIONS EQUIPMENT ― 1.3%
Acme Packet, Inc.(1)	10,008	166,833
ADC Telecommunications, Inc.(1)	34,126	216,359
Arris Group, Inc.(1)	45,954	474,245
Bel Fuse, Inc., Class B	2,300	52,279
Black Box Corp.	700	20,251
Blue Coat Systems, Inc.(1)	3,388	98,184
Ceragon Networks Ltd.(1)	2,305	26,876
Ciena Corp.(1)	28,412	407,428
Cisco Systems, Inc.(1)	337,194	8,203,930
Comba Telecom Systems Holdings Ltd.	282,000	305,900
CommScope, Inc.(1)	16,930	431,546
Emulex Corp.(1)	60,774	771,830
F5 Networks, Inc.(1)	46,900	2,617,020
Harmonic, Inc.(1)	13,442	88,180
Harris Corp.	4,649	210,228
Netgear, Inc.(1)	6,124	155,243
Opnext, Inc.(1)	9,700	19,788
Palm, Inc.(1)	11,775	71,827
Plantronics, Inc.	11,256	320,008
Polycom, Inc.(1)	8,452	220,682
QUALCOMM, Inc.	103,095	3,782,556
Research In Motion Ltd.(1)	13,499	956,809
Tellabs, Inc.	30,203	208,703
ZTE Corp. H Shares	225,600	1,395,077
		21,221,782
COMPUTERS & PERIPHERALS ― 1.9%
Acer, Inc.	209,000	586,484
Apple, Inc.(1)	48,712	9,967,449
Dell, Inc.(1)	92,400	1,222,452
Diebold, Inc.	27,189	787,393
Electronics for Imaging, Inc.(1)	4,100	48,626
EMC Corp.(1)	75,897	1,327,439
Hewlett-Packard Co.	144,751	7,351,903
Intevac, Inc.(1)	2,211	31,330
Lexmark International, Inc., Class A(1)	38,500	1,297,835

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
NCR Corp.(1)	22,142	$ 279,432
NetApp, Inc.(1)	37,200	1,116,372
Novatel Wireless, Inc.(1)	5,000	33,300
QLogic Corp.(1)	22,700	413,140
SanDisk Corp.(1)	16,319	475,372
Seagate Technology(1)	148,491	2,956,456
Silicon Graphics International Corp.(1)	2,343	25,164
Super Micro Computer, Inc.(1)	3,431	51,499
Synaptics, Inc.(1)	3,765	100,526
Western Digital Corp.(1)	57,079	2,204,962
Wistron Corp.	640,734	1,098,772
Xyratex Ltd.(1)	4,586	60,581
		31,436,487
CONSTRUCTION & ENGINEERING ― 0.4%
AECOM Technology Corp.(1)	29,854	809,043
Chicago Bridge & Iron Co. NV New York Shares(1)	38,700	839,403
Comfort Systems USA, Inc.	2,700	31,644
EMCOR Group, Inc.(1)	37,291	858,439
Fluor Corp.	18,651	798,263
Granite Construction, Inc.	6,100	168,543
JGC Corp.	41,000	770,668
KBR, Inc.	1,300	26,923
KHD Humboldt Wedag International Ltd.(1)	1,800	24,390
Larsen & Toubro Ltd.	10,230	347,094
Orascom Construction Industries	7,821	345,984
Pike Electric Corp.(1)	5,200	43,784
Samsung Engineering Co. Ltd.	6,688	706,337
Shaw Group, Inc. (The)(1)	25,459	883,427
URS Corp.(1)	5,658	263,097
		6,917,039
CONSTRUCTION MATERIALS ― 0.1%
HeidelbergCement AG	21,685	1,105,062
Martin Marietta Materials, Inc.	400	31,688
PT Semen Gresik Persero Tbk	563,500	460,126
Texas Industries, Inc.	1,400	49,742
Vulcan Materials Co.	13,665	593,198
		2,239,816
CONSUMER FINANCE ― 0.4%
American Express Co.	39,100	1,493,229
AmeriCredit Corp.(1)	56,025	1,246,556
Cash America International, Inc.	25,387	973,084
Discover Financial Services	52,692	719,246
Dollar Financial Corp.(1)	7,946	178,308
ORIX Corp.	21,600	1,658,079
World Acceptance Corp.(1)	4,733	197,792
		6,466,294
CONTAINERS & PACKAGING ― 0.2%
Bemis Co., Inc.	37,529	1,098,474
Graphic Packaging Holding Co.(1)	58,971	205,219
Pactiv Corp.(1)	14,934	369,766
Rock-Tenn Co., Class A	12,865	538,271

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Silgan Holdings, Inc.	4,279	$ 244,374
Sonoco Products Co.	22,110	654,014
		3,110,118
DISTRIBUTORS ― 0.2%
Core-Mark Holding Co., Inc.(1)	900	28,836
Genuine Parts Co.	29,390	1,186,180
Li & Fung Ltd.	386,000	1,795,199
		3,010,215
DIVERSIFIED ― 0.2%
iShares MSCI Emerging Markets Index Fund	10,200	397,392
iShares Russell 2000 Index Fund	1,300	81,640
iShares Russell 2000 Value Index Fund	5,100	300,849
iShares Russell Midcap Value Index Fund	30,647	1,154,166
Nomura ETF - Nikkei 225	10,770	1,237,680
		3,171,727
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	4,800	77,856
H&R Block, Inc.	43,800	756,864
Lincoln Educational Services Corp.(1)	2,900	64,670
Matthews International Corp., Class A	1,424	47,732
Regis Corp.	2,200	36,366
Sotheby's	2,046	49,718
		1,033,206
DIVERSIFIED FINANCIAL SERVICES ― 1.4%
Bank of America Corp.	601,413	10,019,541
BM&FBOVESPA SA	168,900	1,100,049
Citigroup, Inc.(1)	376,025	1,278,485
JPMorgan Chase & Co.	254,991	10,701,972
		23,100,047
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.2%
AboveNet, Inc.(1)	1,721	105,187
AT&T, Inc.	368,834	9,150,772
Atlantic Tele-Network, Inc.	690	30,277
BCE, Inc.	27,812	771,821
CenturyTel, Inc.	54,517	1,868,298
Iowa Telecommunications Services, Inc.	22,597	364,942
Koninklijke KPN NV	39,450	628,490
Telefonica SA	59,230	1,390,818
Verizon Communications, Inc.	155,503	4,498,702
Vimpel-Communications ADR	70,519	1,308,127
		20,117,434
ELECTRIC UTILITIES ― 0.7%
American Electric Power Co., Inc.	4,518	151,895
Central Vermont Public Service Corp.	2,100	41,286
CEZ AS	27,680	1,265,756
Cleco Corp.	1,825	46,063
E.ON AG	18,320	652,448
Empire District Electric Co. (The)	2,390	42,805
Entergy Corp.	3,724	282,912
Exelon Corp.	48,149	2,084,852
FPL Group, Inc.	19,729	914,834

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Great Plains Energy, Inc.	19,002	$ 338,425
IDACORP, Inc.	31,923	1,054,417
MGE Energy, Inc.	1,285	42,598
Northeast Utilities	34,212	875,827
Portland General Electric Co.	44,103	793,413
PPL Corp.	52,600	1,498,048
Unitil Corp.	1,500	32,625
Westar Energy, Inc.	58,477	1,251,408
		11,369,612
ELECTRICAL EQUIPMENT ― 0.4%
ABB Ltd.(1)	43,160	873,043
Acuity Brands, Inc.	1,100	42,878
Belden, Inc.	2,100	44,478
Brady Corp., Class A	1,800	50,436
Cooper Industries plc	6,767	306,951
Crompton Greaves Ltd.	36,273	327,602
Emerson Electric Co.	9,737	460,949
Encore Wire Corp.	3,500	70,350
General Cable Corp.(1)	1,000	24,430
GrafTech International Ltd.(1)	38,934	486,286
Hubbell, Inc., Class B	17,799	833,883
II-VI, Inc.(1)	1,500	42,060
Legrand SA	27,270	853,855
LSI Industries, Inc.	7,000	42,910
Regal-Beloit Corp.	800	45,136
Rockwell Automation, Inc.	32,841	1,776,370
Thomas & Betts Corp.(1)	900	32,490
Trina Solar Ltd. ADR(1)	2,767	60,874
Woodward Governor Co.	6,185	178,066
Zhuzhou CSR Times Electric Co. Ltd. H Shares	180,000	353,871
		6,906,918
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.9%
Agilent Technologies, Inc.(1)	75,400	2,372,084
Anixter International, Inc.(1)	5,560	232,074
Arrow Electronics, Inc.(1)	30,062	848,049
Avnet, Inc.(1)	8,586	237,060
Benchmark Electronics, Inc.(1)	2,700	53,460
Celestica, Inc.(1)	73,229	749,865
Coherent, Inc.(1)	800	25,432
Electro Scientific Industries, Inc.(1)	4,300	53,793
Hon Hai Precision Industry Co. Ltd.	699,027	2,767,992
HOYA Corp.	45,600	1,142,502
Jabil Circuit, Inc.	103,800	1,574,646
Littelfuse, Inc.(1)	4,756	169,266
Methode Electronics, Inc.	2,400	29,856
Molex, Inc.	90,292	1,846,472
Nidec Corp.	14,500	1,408,464
OSI Systems, Inc.(1)	4,554	140,445
Park Electrochemical Corp.	1,500	40,770
PC Connection, Inc.(1)	4,337	27,236
Plexus Corp.(1)	958	33,042

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Prime View International Co. Ltd.(1)	120,620	$ 237,310
Rogers Corp.(1)	2,400	65,880
Sanmina-SCI Corp.(1)	2,706	44,757
SMART Modular Technologies (WWH), Inc.(1)	11,513	73,683
Tech Data Corp.(1)	12,768	546,981
TTM Technologies, Inc.(1)	2,700	23,058
Vishay Intertechnology, Inc.(1)	4,100	42,025
Young Fast Optoelectronics Co. Ltd.	30,000	270,793
		15,056,995
ENERGY EQUIPMENT & SERVICES ― 1.0%
Atwood Oceanics, Inc.(1)	33,600	1,124,256
Baker Hughes, Inc.	18,817	901,711
BJ Services Co.	16,846	368,085
Bristow Group, Inc.(1)	1,400	50,694
Cameron International Corp.(1)	37,300	1,534,149
China Oilfield Services Ltd. H Shares	348,000	478,816
Complete Production Services, Inc.(1)	15,708	219,284
Diamond Offshore Drilling, Inc.	4,200	366,744
Dril-Quip, Inc.(1)	1,622	88,756
Ensco International plc ADR	10,976	484,810
Global Industries Ltd.(1)	3,800	25,650
Halliburton Co.	29,957	903,204
Helix Energy Solutions Group, Inc.(1)	4,032	46,408
Key Energy Services, Inc.(1)	4,600	46,644
National Oilwell Varco, Inc.	49,450	2,149,591
Noble Corp.(1)	1,189	50,247
North American Energy Partners, Inc.(1)	2,400	24,456
Oil States International, Inc.(1)	12,640	543,773
Rowan Cos., Inc.(1)	1,900	49,438
Saipem SpA	94,204	3,115,748
Schlumberger Ltd.	41,360	2,527,096
Smith International, Inc.	5,078	208,147
Superior Energy Services, Inc.(1)	1,800	37,206
Transocean Ltd.(1)	12,176	971,888
Unit Corp.(1)	900	39,123
		16,355,924
FOOD & STAPLES RETAILING ― 1.3%
BJ's Wholesale Club, Inc.(1)	700	25,319
Casey's General Stores, Inc.	657	19,979
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	15,700	530,819
CP ALL PCL	957,000	683,055
Kroger Co. (The)	46,700	1,032,070
Metro AG	15,670	803,447
Ruddick Corp.	1,000	29,300
Shoprite Holdings Ltd.	45,425	440,574
SUPERVALU, INC.	21,369	326,305
SYSCO Corp.	96,551	2,790,324
Tesco plc	296,865	1,899,813
Walgreen Co.	85,500	3,013,020
Wal-Mart de Mexico SAB de CV	158,406	786,551
Wal-Mart Stores, Inc.	137,029	7,409,158

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Weis Markets, Inc.	2,685	$ 93,706
Wesfarmers Ltd.	33,586	937,006
X5 Retail Group NV GDR(1)	18,092	582,562
		21,403,008
FOOD PRODUCTS ― 1.5%
American Italian Pasta Co., Class A(1)	1,148	44,542
Archer-Daniels-Midland Co.	75,442	2,214,977
B&G Foods, Inc., Class A	2,600	24,206
Campbell Soup Co.	38,531	1,284,238
ConAgra Foods, Inc.	120,447	2,946,134
Danone SA	9,460	553,248
Dean Foods Co.(1)	9,480	138,313
Dole Food Co., Inc.(1)	17,875	209,674
Farmer Bros. Co.	1,400	25,214
Flowers Foods, Inc.	5,120	130,509
Fresh Del Monte Produce, Inc.(1)	2,235	43,381
General Mills, Inc.	23,403	1,685,250
Green Mountain Coffee Roasters, Inc.(1)	6,600	556,974
H.J. Heinz Co.	45,550	2,090,745
Hershey Co. (The)	15,115	600,973
J&J Snack Foods Corp.	3,023	129,112
J.M. Smucker Co. (The)	15,528	926,711
Kellogg Co.	28,893	1,506,770
Kraft Foods, Inc., Class A	50,376	1,432,190
Lancaster Colony Corp.	4,433	255,075
Mead Johnson Nutrition Co., Class A	43,631	2,063,746
Nestle SA	49,740	2,474,846
Ralcorp Holdings, Inc.(1)	400	26,724
Seneca Foods Corp., Class A(1)	1,600	41,840
Smithfield Foods, Inc.(1)	13,187	226,948
TreeHouse Foods, Inc.(1)	600	25,818
Unilever NV CVA	69,700	2,097,445
Unilever NV New York Shares	24,000	722,160
Wimm-Bill-Dann Foods OJSC ADR(1)	32,686	669,409
		25,147,172
GAS UTILITIES ― 0.2%
AGL Resources, Inc.	6,024	218,852
Atmos Energy Corp.	1,559	42,810
Chesapeake Utilities Corp.	1,100	32,956
China Resources Gas Group Ltd.	223,600	323,208
Laclede Group, Inc. (The)	3,286	107,748
New Jersey Resources Corp.	4,182	152,308
Nicor, Inc.	1,200	49,980
Northwest Natural Gas Co.	894	39,327
Piedmont Natural Gas Co., Inc.	712	18,391
PT Perusahaan Gas Negara	1,819,000	708,497
South Jersey Industries, Inc.	884	35,245
Southwest Gas Corp.	30,239	864,231
Spectra Energy Partners LP	1,412	42,332
UGI Corp.	4,015	100,576

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
WGL Holdings, Inc.	2,346	$ 77,066
		2,813,527
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.1%
Abaxis, Inc.(1)	1,106	28,081
Align Technology, Inc.(1)	2,221	40,200
American Medical Systems Holdings, Inc.(1)	4,143	75,071
Analogic Corp.	900	37,170
Baxter International, Inc.	33,641	1,915,182
Beckman Coulter, Inc.	9,268	607,610
Becton, Dickinson & Co.	17,974	1,399,635
Boston Scientific Corp.(1)	59,513	460,631
C.R. Bard, Inc.	20,820	1,744,300
CareFusion Corp.(1)	7,228	182,435
CONMED Corp.(1)	1,000	21,880
Covidien plc	44,200	2,171,104
Cutera, Inc.(1)	7,466	70,180
Cynosure, Inc., Class A(1)	3,308	32,716
Edwards Lifesciences Corp.(1)	13,500	1,239,705
Gen-Probe, Inc.(1)	9,451	426,051
Getinge AB B Shares	41,200	949,996
Haemonetics Corp.(1)	2,017	107,889
Hospira, Inc.(1)	2,249	117,690
Immucor, Inc.(1)	4,621	89,324
Integra LifeSciences Holdings Corp.(1)	1,652	65,750
Intuitive Surgical, Inc.(1)	530	183,984
Masimo Corp.(1)	2,790	77,255
Medtronic, Inc.	28,316	1,228,914
Meridian Bioscience, Inc.	3,448	76,408
Mindray Medical International Ltd. ADR	26,250	1,001,700
NuVasive, Inc.(1)	1,300	51,935
Sonova Holding AG	8,400	1,047,801
St. Jude Medical, Inc.(1)	8,566	327,393
STERIS Corp.	21,494	679,425
Supermax Corp. Bhd	193,800	336,329
Symmetry Medical, Inc.(1)	63,541	546,453
Syneron Medical Ltd.(1)	4,888	46,680
Thoratec Corp.(1)	2,984	86,088
Utah Medical Products, Inc.	1,500	40,920
Volcano Corp.(1)	1,932	39,780
West Pharmaceutical Services, Inc.	2,589	100,842
Young Innovations, Inc.	6,300	168,840
Zimmer Holdings, Inc.(1)	8,841	506,855
Zoll Medical Corp.(1)	494	12,804
		18,343,006
HEALTH CARE PROVIDERS & SERVICES ― 1.7%
Aetna, Inc.	22,600	677,774
Alliance HealthCare Services, Inc.(1)	10,400	51,896
Almost Family, Inc.(1)	700	25,242
Amedisys, Inc.(1)	1,115	64,280
AMERIGROUP Corp.(1)	5,099	134,002
AmerisourceBergen Corp.	84,500	2,369,380

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Amsurg Corp.(1)	2,800	$ 57,848
Assisted Living Concepts, Inc., Class A(1)	1,700	47,039
Cardinal Health, Inc.	63,295	2,150,131
Catalyst Health Solutions, Inc.(1)	2,372	89,401
Centene Corp.(1)	11,096	198,286
Chemed Corp.	2,207	118,207
Coventry Health Care, Inc.(1)	46,304	1,073,327
Emergency Medical Services Corp., Class A(1)	2,176	113,283
Emeritus Corp.(1)	20,765	364,218
Express Scripts, Inc.(1)	53,034	5,091,794
Fresenius Medical Care AG & Co. KGaA	23,590	1,231,853
Genoptix, Inc.(1)	2,214	72,110
Health Management Associates, Inc., Class A(1)	79,300	578,097
HealthSouth Corp.(1)	10,440	180,612
Henry Schein, Inc.(1)	36	2,046
HMS Holdings Corp.(1)	1,490	68,600
Humana, Inc.(1)	43,990	2,082,047
Kindred Healthcare, Inc.(1)	1,600	27,872
LifePoint Hospitals, Inc.(1)	30,356	925,858
Magellan Health Services, Inc.(1)	9,119	382,268
Medco Health Solutions, Inc.(1)	56,037	3,543,780
National Healthcare Corp.	2,100	77,259
Owens & Minor, Inc.	2,812	125,556
Patterson Cos., Inc.(1)	9,961	295,643
PharMerica Corp.(1)	3,623	62,134
PSS World Medical, Inc.(1)	4,971	104,838
Psychiatric Solutions, Inc.(1)	1,841	39,489
Quest Diagnostics, Inc.	7,900	448,325
Select Medical Holdings Corp.(1)	55,523	454,733
Sinopharm Group Co. H Shares(1)	127,200	572,733
U.S. Physical Therapy, Inc.(1)	2,800	45,920
UnitedHealth Group, Inc.	36,670	1,241,646
Universal Health Services, Inc., Class B	13,064	405,245
WellCare Health Plans, Inc.(1)	24,459	653,055
WellPoint, Inc.(1)	33,846	2,094,052
		28,341,879
HEALTH CARE TECHNOLOGY ― 0.1%
Allscripts-Misys Healthcare Solutions, Inc.(1)	49,200	880,188
athenahealth, Inc.(1)	1,219	44,908
Eclipsys Corp.(1)	2,581	48,033
MedAssets, Inc.(1)	2,739	59,299
Phase Forward, Inc.(1)	3,583	42,745
Quality Systems, Inc.	1,338	76,587
		1,151,760
HOTELS, RESTAURANTS & LEISURE ― 1.3%
Bally Technologies, Inc.(1)	15,500	641,855
Bob Evans Farms, Inc.	1,400	39,914
Carnival plc	32,050	1,212,461
CEC Entertainment, Inc.(1)	26,986	945,859
Chipotle Mexican Grill, Inc.(1)	5,600	586,376
Choice Hotels International, Inc.	8,300	274,232

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Compass Group plc	216,620	$ 1,610,553
Ctrip.com International Ltd. ADR(1)	66,992	2,561,104
Darden Restaurants, Inc.	8,800	356,840
Hyatt Hotels Corp., Class A(1)	16,663	557,044
Intercontinental Hotels Group plc	58,700	823,453
International Speedway Corp., Class A	34,589	923,872
Jack in the Box, Inc.(1)	1,800	38,016
Las Vegas Sands Corp.(1)	48,500	806,555
Marriott International, Inc., Class A	11,400	309,054
McDonald's Corp.	21,467	1,370,668
MGM Mirage(1)	16,652	175,512
Panera Bread Co., Class A(1)	13,302	968,253
Red Robin Gourmet Burgers, Inc.(1)	2,338	46,363
Royal Caribbean Cruises Ltd.(1)	41,300	1,167,551
Ruby Tuesday, Inc.(1)	3,900	31,551
Speedway Motorsports, Inc.	42,435	741,764
Starbucks Corp.(1)	15,700	359,687
Starwood Hotels & Resorts Worldwide, Inc.	80,970	3,133,539
WMS Industries, Inc.(1)	10,870	412,299
Wynn Resorts Ltd.	8,400	533,988
		20,628,363
HOUSEHOLD DURABLES ― 0.8%
American Greetings Corp., Class A	10,994	209,656
CSS Industries, Inc	1,400	23,632
D.R. Horton, Inc.	17,904	221,293
Desarrolladora Homex SAB de CV(1)	49,235	224,629
Fortune Brands, Inc.	28,047	1,229,300
Harman International Industries, Inc.(1)	42,229	1,821,759
Helen of Troy Ltd.(1)	900	21,753
La-Z-Boy, Inc.(1)	5,539	69,847
Lennar Corp., Class A	3,253	53,382
LG Electronics, Inc.	2,956	272,689
M.D.C. Holdings, Inc.	700	23,954
M/I Homes, Inc.(1)	2,300	29,555
MRV Engenharia e Participacoes SA	50,800	366,843
National Presto Industries, Inc.(1)	181	22,835
Newell Rubbermaid, Inc.	56,700	779,625
NVR, Inc.(1)	3,883	2,750,329
PDG Realty SA Empreendimentos e Participacoes	46,100	406,881
Ryland Group, Inc.	9,883	224,245
Skyworth Digital Holdings Ltd.	288,000	277,902
Tempur-Pedic International, Inc.(1)	31,706	900,450
Toll Brothers, Inc.(1)	7,467	140,604
Tupperware Brands Corp.	12,000	560,760
Whirlpool Corp.	24,800	2,087,168
		12,719,091
HOUSEHOLD PRODUCTS ― 1.1%
Church & Dwight Co., Inc.	8,600	577,748
Clorox Co.	17,739	1,087,578
Colgate-Palmolive Co.	19,465	1,614,427
Kimberly-Clark Corp.	49,580	3,011,489

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
LG Household & Health Care Ltd.	2,457	$ 587,825
Procter & Gamble Co. (The)	124,429	7,873,867
Reckitt Benckiser Group plc	31,015	1,630,617
Unicharm Corp.	8,000	767,179
WD-40 Co.	1,300	40,716
		17,191,446
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
China Longyuan Power Group Corp. H Shares(1)	234,000	285,485
Constellation Energy Group, Inc.	67,823	2,378,553
Mirant Corp.(1)	70,417	885,846
NRG Energy, Inc.(1)	48,085	1,050,176
		4,600,060
INDUSTRIAL CONGLOMERATES ― 0.8%
3M Co.	39,317	3,151,258
Carlisle Cos., Inc.	22,520	772,436
General Electric Co.	453,871	7,289,168
Smiths Group plc	79,240	1,255,373
Textron, Inc.	22,700	452,184
Tredegar Corp.	1,500	25,125
Tyco International Ltd.	21,900	789,714
		13,735,258
INSURANCE ― 2.2%
ACE Ltd.(1)	33,437	1,671,516
Admiral Group plc	72,006	1,361,455
Aflac, Inc.	39,500	1,953,275
Allianz SE	9,460	1,092,326
Allied World Assurance Co. Holdings Ltd.	16,146	744,331
Allstate Corp. (The)	68,863	2,151,969
American Equity Investment Life Holding Co.	3,000	26,400
American Financial Group, Inc.	48,096	1,244,243
American International Group, Inc.(1)	1,865	46,196
Amtrust Financial Services, Inc.	5,878	83,291
Aon Corp.	53,883	2,205,970
Aspen Insurance Holdings Ltd.	11,917	336,774
Assured Guaranty Ltd.	1,500	31,650
Baldwin & Lyons, Inc., Class B	2,400	58,032
Brown & Brown, Inc.	2,473	41,497
China Life Insurance Co. Ltd. H Shares	306,000	1,358,090
Chubb Corp. (The)	75,748	3,822,244
CNA Financial Corp.(1)	20,904	514,029
Conseco, Inc.(1)	9,919	49,397
Delphi Financial Group, Inc., Class A	4,717	100,614
Endurance Specialty Holdings Ltd.	18,975	729,778
Erie Indemnity Co., Class A	4,026	159,510
Genworth Financial, Inc., Class A(1)	3,677	58,611
Hanover Insurance Group, Inc. (The)	1,300	54,795
Harleysville Group, Inc.	1,325	44,454
Hartford Financial Services Group, Inc. (The)	2,241	54,613
HCC Insurance Holdings, Inc.	35,685	995,611
Horace Mann Educators Corp.	4,802	64,539
Infinity Property & Casualty Corp.	419	17,074

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Loews Corp.	22,643	$ 825,564
Marsh & McLennan Cos., Inc.	110,189	2,558,589
Max Capital Group Ltd.	1,700	41,038
Mercer Insurance Group, Inc.	3,400	61,098
MetLife, Inc.	18,034	656,257
Navigators Group, Inc. (The)(1)	699	26,471
Old Republic International Corp.	2,953	33,339
Ping An Insurance Group Co. of China Ltd. H Shares	52,500	400,405
Platinum Underwriters Holdings Ltd.	2,315	86,558
Principal Financial Group, Inc.	31,942	741,374
ProAssurance Corp.(1)	1,713	91,337
Protective Life Corp.	3,171	58,220
Prudential Financial, Inc.	43,771	2,294,038
QBE Insurance Group Ltd.	38,180	732,242
Reinsurance Group of America, Inc.	1,079	51,285
RLI Corp.	340	18,119
Safety Insurance Group, Inc.	3,019	112,126
Symetra Financial Corp.(1)	26,144	339,611
Torchmark Corp.	17,600	818,400
Transatlantic Holdings, Inc.	13,707	681,238
Travelers Cos., Inc. (The)	60,836	3,199,365
United Fire & Casualty Co.	2,200	37,400
Unitrin, Inc.	1,800	43,488
Validus Holdings Ltd.	1,400	39,186
WR Berkley Corp.	1,239	31,892
XL Capital Ltd., Class A	25,300	462,231
Zenith National Insurance Corp.	1,300	49,517
		35,562,672
INTERNET & CATALOG RETAIL ― 0.3%
Amazon.com, Inc.(1)	16,114	1,907,898
Netflix, Inc.(1)	12,956	855,744
priceline.com, Inc.(1)	8,311	1,884,602
Rakuten, Inc.	1,281	987,658
		5,635,902
INTERNET SOFTWARE & SERVICES ― 1.0%
AOL, Inc.(1)	16,636	412,240
Baidu, Inc. ADR(1)	1,090	565,361
EarthLink, Inc.	27,328	227,915
Equinix, Inc.(1)	22,500	2,125,575
Google, Inc., Class A(1)	13,736	7,236,125
GSI Commerce, Inc.(1)	23,800	594,286
IAC/InterActiveCorp(1)	1,800	40,302
Liquidity Services, Inc.(1)	3,930	48,339
MercadoLibre, Inc.(1)	21,635	890,064
NetEase.com, Inc. ADR(1)	9,980	387,823
Sohu.com, Inc.(1)	3,426	175,445
Tencent Holdings Ltd.	134,500	2,637,272
VeriSign, Inc.(1)	7,618	189,841
		15,530,588
IT SERVICES ― 1.3%
Acxiom Corp.(1)	9,728	164,014

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Automatic Data Processing, Inc.	12,679	$ 527,573
CACI International, Inc., Class A(1)	3,630	179,903
Cass Information Systems, Inc.	1,919	58,088
China Information Security Technology, Inc.(1)	8,455	41,599
Cognizant Technology Solutions Corp., Class A(1)	38,100	1,833,753
Convergys Corp.(1)	71,162	878,139
DST Systems, Inc.(1)	2,400	92,232
Euronet Worldwide, Inc.(1)	1,500	27,180
Fiserv, Inc.(1)	11,500	554,645
Global Payments, Inc.	9,980	427,244
Infosys Technologies Ltd.	60,477	3,413,038
International Business Machines Corp.	66,123	8,408,201
ManTech International Corp., Class A(1)	3,323	164,090
MasterCard, Inc., Class A	3,100	695,547
MAXIMUS, Inc.	735	42,321
NeuStar, Inc., Class A(1)	7,648	177,281
Paychex, Inc.	42,600	1,275,444
SAIC, Inc.(1)	13,819	272,234
Total System Services, Inc.	2,200	31,328
VeriFone Holdings, Inc.(1)	8,100	156,330
Visa, Inc., Class A	2,597	221,472
Western Union Co. (The)	70,348	1,110,091
Wright Express Corp.(1)	3,369	95,410
		20,847,157
LEISURE EQUIPMENT & PRODUCTS ― 0.1%
JAKKS Pacific, Inc.(1)	2,100	25,935
Mattel, Inc.	16,368	359,932
Polaris Industries, Inc.	12,259	560,727
RC2 Corp.(1)	1,800	25,398
Sport Supply Group, Inc.	2,900	35,351
		1,007,343
LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Bruker Corp.(1)	57,288	716,100
Dionex Corp.(1)	1,291	88,175
Life Technologies Corp.(1)	52,600	2,669,976
Luminex Corp.(1)	2,679	39,247
Millipore Corp.(1)	14,189	1,339,584
PAREXEL International Corp.(1)	2,853	57,488
Pharmaceutical Product Development, Inc.	4,100	86,346
Thermo Fisher Scientific, Inc.(1)	17,400	848,598
Waters Corp.(1)	9,900	590,634
		6,436,148
MACHINERY ― 1.8%
Actuant Corp., Class A	3,300	59,763
AGCO Corp.(1)	14,484	496,077
Alfa Laval AB	54,850	777,769
Altra Holdings, Inc.(1)	73,879	853,302
Ashok Leyland Ltd.	452,029	486,785
Atlas Copco AB A Shares	141,680	2,005,037
Barnes Group, Inc.	3,000	48,180
Briggs & Stratton Corp.	11,797	206,566

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Bucyrus International, Inc.	45,300	$ 2,833,968
Caterpillar, Inc.	14,534	829,165
CLARCOR, Inc.	1,000	32,750
Cummins, Inc.	13,707	778,283
Dover Corp.	44,812	2,028,191
Eaton Corp.	21,300	1,450,956
EnPro Industries, Inc.(1)	6,819	188,750
Fanuc Ltd.	9,500	928,133
FreightCar America, Inc.	1,600	33,872
Graco, Inc.	20,403	559,246
IDEX Corp.	1,100	34,100
Illinois Tool Works, Inc.	29,000	1,320,080
Ingersoll-Rand plc	52,300	1,668,893
Joy Global, Inc.	10,982	557,886
Kadant, Inc.(1)	1,700	23,086
Kaydon Corp.	39,896	1,296,620
Kennametal, Inc.	33,194	864,704
Kubota Corp.	142,000	1,249,862
Lincoln Electric Holdings, Inc.	11,148	531,760
Manitowoc Co., Inc. (The)	8,739	101,897
Mueller Industries, Inc.	16,627	372,112
Mueller Water Products, Inc., Class A	12,300	56,949
Navistar International Corp.(1)	7,727	302,589
Pentair, Inc.	1,000	32,560
RBC Bearings, Inc.(1)	1,300	32,929
Robbins & Myers, Inc.	10,859	262,462
Stanley Works (The)	25,600	1,465,600
Timken Co.	29,457	772,657
Vallourec SA	3,170	605,811
Volvo AB B Shares	166,520	1,409,504
WABCO Holdings, Inc.	38,390	1,026,549
		28,585,403
MARINE ― 0.1%
Diana Shipping, Inc.(1)	3,700	51,467
Genco Shipping & Trading Ltd.(1)	1,300	27,300
Kuehne + Nagel International AG	9,560	867,230
		945,997
MEDIA ― 1.1%
Arbitron, Inc.	1,700	36,550
Belo Corp., Class A	5,000	33,650
British Sky Broadcasting Group plc	72,010	597,317
CBS Corp., Class B	73,302	952,193
Charter Communications, Inc., Class A(1)	4,293	127,717
Comcast Corp., Class A	219,035	3,600,935
E.W. Scripps Co. (The), Class A(1)	9,900	75,438
Entercom Communications Corp., Class A(1)	3,300	33,561
Entravision Communications Corp., Class A(1)	23,035	69,335
Gannett Co., Inc.	6,573	99,581
Harte-Hanks, Inc.	3,100	36,859
ITV plc(1)	1,561,420	1,285,661
Journal Communications, Inc., Class A(1)	12,500	46,750

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
LIN TV Corp., Class A(1)	14,619	$ 74,703
LodgeNet Interactive Corp.(1)	32,529	202,981
McClatchy Co. (The), Class A	15,753	75,929
Naspers Ltd. N Shares	19,741	736,213
Scholastic Corp.	7,021	206,417
Scripps Networks Interactive, Inc., Class A	35,687	1,412,492
Sinclair Broadcast Group, Inc., Class A(1)	3,700	18,574
Societe Television Francaise 1	40,141	643,598
Time Warner Cable, Inc.	17,200	803,068
Time Warner, Inc.	139,315	4,045,708
Value Line, Inc.	900	23,949
Viacom, Inc., Class B(1)	39,500	1,171,175
Walt Disney Co. (The)	39,410	1,231,168
		17,641,522
METALS & MINING ― 1.7%
AK Steel Holding Corp.	49,350	1,062,505
Antofagasta plc	104,431	1,406,854
BHP Billiton Ltd.	98,099	3,613,361
Brush Engineered Materials, Inc.(1)	1,600	32,864
Carpenter Technology Corp.	800	23,896
Cliffs Natural Resources, Inc.	34,080	1,922,112
Coeur d'Alene Mines Corp.(1)	2,100	30,765
Commercial Metals Co.	15,241	249,952
Freeport-McMoRan Copper & Gold, Inc.	14,560	1,094,330
Fushan International Energy Group Ltd.	730,000	650,799
Gerdau SA Preference Shares	25,000	368,121
Gold Fields Ltd. ADR	19,967	229,421
Haynes International, Inc.	2,000	58,080
JSW Steel Ltd.	25,789	598,704
Kaiser Aluminum Corp.	700	23,373
Kobe Steel Ltd.(1)	139,000	253,453
Kumba Iron Ore Ltd.	16,750	796,018
Lonmin plc(1)	50,610	1,394,464
Mesabi Trust	1,300	24,856
Newmont Mining Corp.	30,703	1,513,044
Nucor Corp.	22,000	910,800
Polyus Gold OJSC ADR	10,422	283,062
POSCO	4,807	2,196,491
Reliance Steel & Aluminum Co.	19,520	865,517
Royal Gold, Inc.	900	40,446
RTI International Metals, Inc.(1)	1,300	31,239
Schnitzer Steel Industries, Inc., Class A	9,202	420,163
Sterlite Industries India Ltd.	11,068	187,727
Sterlite Industries India Ltd. ADR	11,221	189,523
Vale SA Preference Shares	253,600	6,240,540
Walter Energy, Inc.	14,700	1,154,979
Worthington Industries, Inc.	38,186	604,866
		28,472,325
MULTILINE RETAIL ― 0.6%
Big Lots, Inc.(1)	11,899	398,616
Dillard's, Inc., Class A	12,427	209,643

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Dollar Tree, Inc.(1)	33,221	$ 1,851,739
Family Dollar Stores, Inc.	17,682	583,329
Fred's, Inc., Class A	3,300	34,155
Kohl's Corp.(1)	32,500	1,749,150
Macy's, Inc.	36,393	696,926
Nordstrom, Inc.	33,400	1,233,796
Sears Holdings Corp.(1)	1,225	117,196
Target Corp.	46,744	2,408,251
Tuesday Morning Corp.(1)	14,297	81,636
		9,364,437
MULTI-INDUSTRY ― 0.1%
Financial Select Sector SPDR Fund	71,030	1,042,720
MULTI-UTILITIES ― 0.5%
Avista Corp.	1,900	38,684
Black Hills Corp.	1,200	33,444
DTE Energy Co.	25,901	1,124,621
Integrys Energy Group, Inc.	29,043	1,280,216
MDU Resources Group, Inc.	2,000	40,880
NiSource, Inc.	9,166	137,673
NorthWestern Corp.	1,300	32,565
PG&E Corp.	44,907	1,882,501
Public Service Enterprise Group, Inc.	60,051	1,784,716
Vectren Corp.	1,791	41,641
Wisconsin Energy Corp.	36,320	1,758,978
Xcel Energy, Inc.	32,805	682,672
		8,838,591
OFFICE ELECTRONICS ― 0.1%
Canon, Inc.	26,100	1,085,480
Xerox Corp.	130,848	1,226,046
		2,311,526
OIL, GAS & CONSUMABLE FUELS ― 4.5%
Alpha Natural Resources, Inc.(1)	31,400	1,444,714
Anadarko Petroleum Corp.	13,991	981,189
Apache Corp.	40,181	4,164,359
Arena Resources, Inc.(1)	2,817	116,708
Banpu PCL	37,000	613,216
Berry Petroleum Co., Class A	1,600	42,880
BG Group plc	152,800	2,667,729
Bill Barrett Corp.(1)	1,800	61,038
BP plc	103,571	913,912
BP Prudhoe Bay Royalty Trust	223	19,932
Brigham Exploration Co.(1)	52,300	858,766
Chevron Corp.	109,426	7,911,500
China Shenhua Energy Co. Ltd. H Shares	89,000	382,961
CNOOC Ltd.	989,000	1,559,537
ConocoPhillips	116,487	5,591,376
Continental Resources, Inc.(1)	28,300	1,117,284
Crosstex Energy LP(1)	17,226	163,302
DCP Midstream Partners LP	2,367	72,951
Devon Energy Corp.	13,700	943,382
DHT Maritime, Inc.	14,600	51,392

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
EnCana Corp.	14,966	$ 490,586
EOG Resources, Inc.	11,387	1,070,947
EQT Corp.	22,111	967,577
Exxon Mobil Corp.	243,047	15,798,055
Forest Oil Corp.(1)	6,682	181,082
Frontier Oil Corp.	22,698	281,228
Goodrich Petroleum Corp.(1)	1,300	25,051
Imperial Oil Ltd.	63,875	2,352,363
Inergy LP	9,526	344,079
Knightsbridge Tankers Ltd.	2,709	41,746
Mariner Energy, Inc.(1)	5,800	87,116
McMoRan Exploration Co.(1)	23,651	408,689
Murphy Oil Corp.	31,704	1,645,438
Noble Energy, Inc.	12,007	872,189
Nordic American Tanker Shipping	2,500	72,650
OAO Gazprom ADR	28,405	631,727
Occidental Petroleum Corp.	55,101	4,399,815
Peabody Energy Corp.	17,881	821,990
Penn Virginia Corp.	1,200	30,360
Permian Basin Royalty Trust	5,805	99,266
Petrohawk Energy Corp.(1)	53,219	1,138,887
Petroleo Brasileiro SA-Petrobras ADR	50,977	2,174,169
Reliance Industries Ltd.	18,328	389,159
Rosetta Resources, Inc.(1)	1,500	28,095
Rosneft Oil Co. OJSC GDR	86,767	669,841
Royal Dutch Shell plc, Class A ADR	49,300	2,698,682
Southwestern Energy Co.(1)	8,600	365,930
Sunoco Logistics Partners LP	777	52,727
Swift Energy Co.(1)	2,330	69,411
Tesoro Corp.	5,935	70,745
Total SA	26,210	1,462,529
Tullow Oil plc	44,540	807,505
Valero Energy Corp.	24,200	423,984
W&T Offshore, Inc.	19,300	170,033
Whiting Petroleum Corp.(1)	20,400	1,526,940
Williams Pipeline Partners LP	7,796	227,565
World Fuel Services Corp.	39,138	1,034,026
		73,610,310
PAPER & FOREST PRODUCTS ― 0.2%
Cellu Tissue Holdings, Inc.(1)	4,100	42,435
Domtar Corp.(1)	800	41,816
Fibria Celulose SA(1)	32,579	596,000
Fibria Celulose SA ADR(1)	2,850	52,297
International Paper Co.	43,969	1,018,762
KapStone Paper and Packaging Corp.(1)	16,623	152,267
Louisiana-Pacific Corp.(1)	4,400	33,484
P.H. Glatfelter Co.	2,300	31,050
Schweitzer-Mauduit International, Inc.	2,660	122,094
Weyerhaeuser Co.	9,653	389,981
		2,480,186

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
PERSONAL PRODUCTS ― 0.1%
Bare Escentuals, Inc.(1)	13,192	$ 239,831
Inter Parfums, Inc.	3,100	42,098
Natura Cosmeticos SA	18,600	342,944
Prestige Brands Holdings, Inc.(1)	4,600	36,938
Revlon, Inc., Class A(1)	5,033	75,445
Schiff Nutrition International, Inc.	3,700	28,934
		766,190
PHARMACEUTICALS ― 3.1%
Abbott Laboratories	116,525	6,324,977
Allergan, Inc.	13,900	812,177
Aspen Pharmacare Holdings Ltd.(1)	70,060	644,126
AstraZeneca plc	8,360	367,569
Aurobindo Pharma Ltd.	15,988	316,518
Auxilium Pharmaceuticals, Inc.(1)	2,374	71,695
Biovail Corp.	1,700	25,211
China Shineway Pharmaceutical Group Ltd.	179,000	385,574
Eli Lilly & Co.	106,940	3,672,320
Endo Pharmaceuticals Holdings, Inc.(1)	29,265	665,779
Forest Laboratories, Inc.(1)	35,936	1,073,768
GlaxoSmithKline plc	28,244	522,827
Impax Laboratories, Inc.(1)	3,386	52,178
Johnson & Johnson	190,197	11,982,411
King Pharmaceuticals, Inc.(1)	54,238	610,177
Merck & Co., Inc.	89,014	3,282,836
Nektar Therapeutics(1)	3,556	44,059
Novartis AG(1)	44,710	2,486,779
Novo Nordisk A/S B Shares	38,900	2,747,255
Par Pharmaceutical Cos., Inc.(1)	900	22,527
Perrigo Co.	5,300	262,721
Pfizer, Inc.	444,227	7,796,184
Roche Holding AG	16,142	2,695,718
Salix Pharmaceuticals Ltd.(1)	1,401	40,012
Shire plc	41,600	892,484
Shire plc ADR	4,658	300,534
Teva Pharmaceutical Industries Ltd. ADR	33,429	2,006,074
Valeant Pharmaceuticals International(1)	23,130	860,899
Yuhan Corp.	1	140
		50,965,529
PROFESSIONAL SERVICES ― 0.2%
Adecco SA	14,440	717,799
Capita Group plc (The)	54,474	594,724
CDI Corp.	2,356	33,667
Experian plc	92,260	853,916
Heidrick & Struggles International, Inc.	3,673	99,061
Korn/Ferry International(1)	1,400	23,912
Manpower, Inc.	7,122	366,925
Mistras Group, Inc.(1)	3,737	50,973

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Towers Watson & Co., Class A	7,801	$ 344,570
		3,085,547
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Agree Realty Corp.	3,600	79,416
Alexandria Real Estate Equities, Inc.	10,900	671,658
AMB Property Corp.	36,100	878,674
American Campus Communities, Inc.	17,200	475,408
American Capital Agency Corp.	1,712	43,348
Annaly Capital Management, Inc.	33,874	622,604
Apartment Investment & Management Co., Class A	12,600	210,294
Ashford Hospitality Trust, Inc.(1)	13,684	74,988
AvalonBay Communities, Inc.	11,200	911,904
BioMed Realty Trust, Inc.	24,969	385,771
Boston Properties, Inc.	32,950	2,238,293
Capstead Mortgage Corp.	2,400	29,856
CBL & Associates Properties, Inc.	4,682	55,669
Chesapeake Lodging Trust(1)	8,668	173,187
Chimera Investment Corp.	25,900	103,600
Cogdell Spencer, Inc.	12,252	82,701
Corporate Office Properties Trust	11,966	440,708
DCT Industrial Trust, Inc.	96,928	476,886
Developers Diversified Realty Corp.	57,630	611,454
Digital Realty Trust, Inc.	18,500	954,230
Duke Realty Corp.	3,944	43,778
Equity LifeStyle Properties, Inc.	6,500	323,310
Equity Residential	45,100	1,627,208
Essex Property Trust, Inc.	5,900	506,810
Federal Realty Investment Trust	6,600	455,136
General Growth Properties, Inc.	5,953	78,044
Getty Realty Corp.	1,200	26,508
Government Properties Income Trust	31,000	730,050
Hatteras Financial Corp.	2,843	73,833
HCP, Inc.	45,382	1,306,094
Health Care REIT, Inc.	22,100	936,156
Healthcare Realty Trust, Inc.	1,500	31,335
Hersha Hospitality Trust	50,557	209,811
Highwoods Properties, Inc.	2,300	66,815
Host Hotels & Resorts, Inc.(1)	194,101	2,272,923
Inland Real Estate Corp.	3,000	25,200
Kilroy Realty Corp.	1,200	33,996
Kimco Realty Corp.	84,924	1,179,594
Lexington Realty Trust	4,500	26,775
Macerich Co. (The)	15,800	563,112
Medical Properties Trust, Inc.	2,300	23,667
MFA Financial, Inc.	11,600	83,984
Mid-America Apartment Communities, Inc.	7,600	394,744
National Health Investors, Inc.	1,100	38,291
National Retail Properties, Inc.	1,100	23,342
Nationwide Health Properties, Inc.	9,300	308,667
Omega Healthcare Investors, Inc.	30,400	576,688
Pebblebrook Hotel Trust(1)	11,253	227,986

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Piedmont Office Realty Trust, Inc., Class A(1)	39,168	$ 656,064
Plum Creek Timber Co., Inc.	5,200	185,796
Post Properties, Inc.	15,400	296,296
ProLogis	44,300	571,027
Public Storage	24,952	2,050,805
Rayonier, Inc.	4,600	191,222
Regency Centers Corp.	24,000	832,080
Saul Centers, Inc.	800	28,544
Senior Housing Properties Trust	1,100	22,869
Simon Property Group, Inc.	57,223	4,479,989
SL Green Realty Corp.	16,100	822,066
Sovran Self Storage, Inc.	5,000	158,650
SPDR Dow Jones REIT Fund	39,333	1,925,350
Tanger Factory Outlet Centers	6,885	286,898
Taubman Centers, Inc.	2,100	81,333
UDR, Inc.	10,900	183,120
Universal Health Realty Income Trust	577	19,520
Urstadt Biddle Properties, Inc., Class A	2,400	37,848
U-Store-It Trust	12,425	80,887
Ventas, Inc.	29,846	1,318,895
Vornado Realty Trust	27,000	1,774,440
Washington Real Estate Investment Trust	1,000	27,860
Weingarten Realty Investors	21,359	439,782
		38,185,847
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
Brookfield Asset Management, Inc., Class A	17,300	409,491
CB Richard Ellis Group, Inc., Class A(1)	21,300	281,160
China Overseas Land & Investment Ltd.	108,000	219,001
Forest City Enterprises, Inc., Class A(1)	20,500	246,000
		1,155,652
ROAD & RAIL ― 0.4%
Arkansas Best Corp.	1,000	26,240
Canadian National Railway Co.	23,080	1,213,005
CSX Corp.	9,475	449,684
Dollar Thrifty Automotive Group, Inc.(1)	8,572	257,503
Heartland Express, Inc.	23,507	359,892
Kansas City Southern(1)	34,400	1,179,920
Norfolk Southern Corp.	9,173	471,767
Old Dominion Freight Line, Inc.(1)	900	27,666
Union Pacific Corp.	37,210	2,506,838
		6,492,515
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.3%
Advanced Energy Industries, Inc.(1)	4,773	69,304
Altera Corp.	59,900	1,463,357
Amkor Technology, Inc.(1)	7,001	42,146
Analog Devices, Inc.	49,500	1,447,380
Applied Materials, Inc.	165,609	2,027,054
ARM Holdings plc	374,120	1,162,594
ASML Holding NV	49,400	1,514,147
ASML Holding NV New York Shares	46,100	1,421,263
Atheros Communications, Inc.(1)	31,471	1,129,494

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Broadcom Corp., Class A	46,373	$ 1,452,402
Cirrus Logic, Inc.(1)	11,613	82,917
Cohu, Inc.	1,800	24,120
Cree, Inc.(1)	17,700	1,200,591
Cymer, Inc.(1)	4,784	149,835
Cypress Semiconductor Corp.(1)	23,400	277,056
Entegris, Inc.(1)	12,870	57,658
Integrated Device Technology, Inc.(1)	44,721	244,624
Intel Corp.	162,384	3,333,743
Intersil Corp., Class A	3,000	44,520
KLA-Tencor Corp.	18,085	526,816
Linear Technology Corp.	57,800	1,570,426
LSI Corp.(1)	84,405	454,943
Marvell Technology Group Ltd.(1)	117,438	2,268,902
Mattson Technology, Inc.(1)	9,800	36,162
MediaTek, Inc.	57,659	907,874
MEMC Electronic Materials, Inc.(1)	2,800	33,908
Mindspeed Technologies, Inc.(1)	7,993	62,585
MKS Instruments, Inc.(1)	1,300	23,439
NVIDIA Corp.(1)	64,500	1,044,900
OmniVision Technologies, Inc.(1)	1,283	18,642
ON Semiconductor Corp.(1)	28,878	229,869
RF Micro Devices, Inc.(1)	51,930	218,625
Richtek Technology Corp.	38,000	354,852
Samsung Electronics Co. Ltd.	7,331	4,702,357
Sigma Designs, Inc.(1)	3,600	42,120
Silicon Laboratories, Inc.(1)	12,100	549,824
Skyworks Solutions, Inc.(1)	82,628	1,261,729
Taiwan Semiconductor Manufacturing Co. Ltd.	679,500	1,245,759
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,825	661,294
Techwell, Inc.(1)	6,800	85,340
Teradyne, Inc.(1)	118,400	1,182,816
Tessera Technologies, Inc.(1)	6,786	121,877
Texas Instruments, Inc.	51,329	1,251,401
Varian Semiconductor Equipment Associates, Inc.(1)	800	24,064
Veeco Instruments, Inc.(1)	33,000	1,125,300
Verigy Ltd.(1)	52,256	520,470
Xilinx, Inc.	11,664	301,281
Zoran Corp.(1)	2,200	24,948
		37,996,728
SOFTWARE ― 1.8%
ACI Worldwide, Inc.(1)	4,958	90,434
Activision Blizzard, Inc.	43,300	460,279
Adobe Systems, Inc.(1)	39,501	1,368,710
Aspen Technology, Inc.(1)	2,800	25,200
Autonomy Corp. plc(1)	16,168	377,190
Cadence Design Systems, Inc.(1)	143,785	819,574
Cerner Corp.(1)	20,600	1,708,770
Citrix Systems, Inc.(1)	19,600	842,996
CommVault Systems, Inc.(1)	4,512	98,813
Compuware Corp.(1)	4,600	34,454

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Epicor Software Corp.(1)	7,029	$ 60,239
Fair Isaac Corp.	9,235	212,036
JDA Software Group, Inc.(1)	6,184	175,007
Lawson Software, Inc.(1)	4,900	29,498
Mentor Graphics Corp.(1)	26,577	221,121
Microsoft Corp.	459,853	13,179,387
MicroStrategy, Inc., Class A(1)	1,190	105,541
Oracle Corp.	204,189	5,033,259
Parametric Technology Corp.(1)	6,700	116,647
Progress Software Corp.(1)	5,116	143,350
Quest Software, Inc.(1)	8,694	146,494
Radiant Systems, Inc.(1)	3,900	43,563
Rovi Corp.(1)	16,500	552,750
S1 Corp.(1)	6,800	42,228
salesforce.com, inc.(1)	4,500	305,775
Solera Holdings, Inc.	3,627	123,898
Sybase, Inc.(1)	29,238	1,297,875
Symantec Corp.(1)	19,391	320,921
Synopsys, Inc.(1)	34,237	749,790
Taleo Corp., Class A(1)	1,668	39,265
THQ, Inc.(1)	5,800	35,148
TIBCO Software, Inc.(1)	4,200	38,514
Ulticom, Inc.	5,400	52,974
		28,851,700
SPECIALTY RETAIL ― 1.5%
Aaron's, Inc.	1,400	41,538
Abercrombie & Fitch Co., Class A	24,100	877,722
AutoZone, Inc.(1)	886	147,014
Barnes & Noble, Inc.	12,105	242,947
Bed Bath & Beyond, Inc.(1)	21,300	886,293
Best Buy Co., Inc.	12,700	463,550
Cabela's, Inc.(1)	2,800	43,288
Cato Corp. (The), Class A	1,300	25,480
Chico's FAS, Inc.(1)	98,500	1,334,675
Children's Place Retail Stores, Inc. (The)(1)	1,100	42,031
Christopher & Banks Corp.	7,300	50,662
Coldwater Creek, Inc.(1)	8,600	44,634
Dress Barn, Inc. (The)(1)	1,000	24,860
FAST RETAILING CO. LTD.	7,300	1,232,484
Finish Line, Inc. (The), Class A	4,000	48,360
Gap, Inc. (The)	73,507	1,580,400
Genesco, Inc.(1)	2,200	52,646
Group 1 Automotive, Inc.(1)	1,000	27,770
H & M Hennes & Mauritz AB B Shares	13,890	842,580
Home Depot, Inc. (The)	125,300	3,909,360
Hot Topic, Inc.(1)	5,800	37,526
J. Crew Group, Inc.(1)	35,300	1,485,424
Kingfisher plc	381,407	1,250,374
Kirkland's, Inc.(1)	9,417	155,946
Lowe's Cos., Inc.	79,274	1,879,587
Men's Wearhouse, Inc. (The)	1,100	23,496

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Monro Muffler Brake, Inc.	3,178	$ 110,785
Nitori Co. Ltd.	8,100	649,130
PEP Boys-Manny Moe & Jack	3,400	32,300
PetSmart, Inc.	35,320	961,410
RadioShack Corp.	8,162	159,649
Rent-A-Center, Inc., Class A(1)	13,166	292,812
Ross Stores, Inc.	36,089	1,765,113
Sherwin-Williams Co. (The)	7,382	467,871
Stage Stores, Inc.	1,900	25,270
Staples, Inc.	27,300	703,248
Tiffany & Co.	13,700	608,143
Vitamin Shoppe, Inc.(1)	1,800	35,766
Wet Seal, Inc. (The), Class A(1)	15,900	63,759
Williams-Sonoma, Inc.	84,800	1,819,808
		24,445,711
TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Crocs, Inc.(1)	4,200	29,610
Deckers Outdoor Corp.(1)	1,035	124,407
G-III Apparel Group Ltd.(1)	6,100	127,917
Jones Apparel Group, Inc.	19,138	322,667
Liz Claiborne, Inc.(1)	41,102	284,015
LVMH Moet Hennessy Louis Vuitton SA	14,180	1,536,932
Phillips-Van Heusen Corp.	27,100	1,179,392
Polo Ralph Lauren Corp.	14,963	1,195,993
Ports Design Ltd.	60,800	149,921
Skechers U.S.A., Inc., Class A(1)	800	24,584
Steven Madden Ltd.(1)	3,300	138,633
Swatch Group AG (The)	2,810	781,333
True Religion Apparel, Inc.(1)	1,400	34,384
VF Corp.	11,100	858,918
Weyco Group, Inc.	1,200	27,624
Wolverine World Wide, Inc.	1,600	44,112
		6,860,442
THRIFTS & MORTGAGE FINANCE ― 0.2%
Brookline Bancorp., Inc.	3,700	38,036
First Financial Northwest, Inc.	5,293	34,616
First Niagara Financial Group, Inc.	5,200	73,008
Flushing Financial Corp.	2,200	27,918
Housing Development Finance Corp. Ltd.	11,693	634,118
Hudson City Bancorp., Inc.	47,237	638,644
K-Fed Bancorp.	3,700	30,821
MGIC Investment Corp.(1)	4,245	32,517
Northwest Bancshares, Inc.	30,729	362,909
Ocwen Financial Corp.(1)	5,080	54,915
People's United Financial, Inc.	50,491	796,243
PMI Group, Inc. (The)(1)	12,700	35,560
Provident Financial Services, Inc.	3,900	42,744
Washington Federal, Inc.	2,000	38,980
		2,841,029
TOBACCO ― 0.4%
Altria Group, Inc.	62,960	1,266,755

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
British American Tobacco plc	36,371	$ 1,236,447
Lorillard, Inc.	8,700	635,448
Philip Morris International, Inc.	57,169	2,800,138
		5,938,788
TRADING COMPANIES & DISTRIBUTORS ― 0.2%
Aircastle Ltd.	18,948	184,364
GATX Corp.	1,000	26,650
Kaman Corp.	1,700	40,715
Lawson Products, Inc.	2,200	39,006
Mitsubishi Corp.	77,800	1,944,015
WESCO International, Inc.(1)	8,213	237,273
		2,472,023
TRANSPORTATION INFRASTRUCTURE ― 0.1%
Aegean Marine Petroleum Network, Inc.	5,030	144,160
China Merchants Holdings International Co. Ltd.	132,000	475,306
Mundra Port and Special Economic Zone Ltd.	13,539	197,880
		817,346
WATER UTILITIES(2)
American States Water Co.	716	23,027
Artesian Resources Corp., Class A	2,200	39,028
California Water Service Group	1,098	39,396
		101,451
WIRELESS TELECOMMUNICATION SERVICES ― 0.9%
America Movil SAB de CV, Series L ADR	28,845	1,285,622
American Tower Corp., Class A(1)	68,100	2,905,146
China Mobile Ltd. ADR	31,762	1,569,996
Millicom International Cellular SA	19,489	1,651,498
MTN Group Ltd.	27,750	402,101
SBA Communications Corp., Class A(1)	113,313	4,006,748
SOFTBANK CORP.	52,500	1,375,063
Sprint Nextel Corp.(1)	60,166	200,359
Vodafone Group plc	531,860	1,147,131
		14,543,664
TOTAL COMMON STOCKS
(Cost $823,366,690)		1,003,969,768
U.S. TREASURY SECURITIES ― 11.0%
U.S. Treasury Bonds, 7.125%, 2/15/23(3)	$ 3,000,000	3,922,500
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	2,000,000	2,215,626
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	3,000,000	2,911,878
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	17,058,707	18,116,876
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	5,894,808	5,897,573
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	3,648,510	3,926,140
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	33,112,949	35,849,932
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	31,269,652	31,545,700
U.S. Treasury Notes, 0.875%, 4/30/11(3)	4,200,000	4,224,448
U.S. Treasury Notes, 1.00%, 10/31/11(3)	6,000,000	6,038,208
U.S. Treasury Notes, 1.875%, 6/15/12(3)	16,500,000	16,844,190
U.S. Treasury Notes, 1.50%, 7/15/12(3)	9,000,000	9,108,288
U.S. Treasury Notes, 1.375%, 1/15/13(3)	18,000,000	18,045,018
U.S. Treasury Notes, 2.375%, 8/31/14(3)	9,100,000	9,221,576
U.S. Treasury Notes, 3.00%, 8/31/16(3)	10,600,000	10,662,943

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
U.S. Treasury Notes, 4.00%, 8/15/18(3)	$ 250,000	$ 260,977
U.S. Treasury Notes, 2.75%, 2/15/19(3)	860,000	810,013
TOTAL U.S. TREASURY SECURITIES
(Cost $175,641,204)		179,601,886
CORPORATE BONDS ― 8.5%
AEROSPACE & DEFENSE ― 0.3%
Alliant Techsystems, Inc., 6.75%, 4/1/16(3)	30,000	29,700
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(3)	197,047	138,918
Honeywell International, Inc., 5.30%, 3/15/17(3)	658,000	714,600
Honeywell International, Inc., 5.30%, 3/1/18(3)	490,000	526,453
L-3 Communications Corp., 6.125%, 7/15/13(3)	375,000	380,156
L-3 Communications Corp., 5.875%, 1/15/15(3)	340,000	342,975
L-3 Communications Corp., 6.375%, 10/15/15(3)	250,000	255,312
L-3 Communications Corp., 5.20%, 10/15/19(3)(4)	260,000	264,076
Lockheed Martin Corp., 6.15%, 9/1/36(3)	290,000	310,423
Lockheed Martin Corp., 5.50%, 11/15/39(3)	560,000	553,089
United Technologies Corp., 6.05%, 6/1/36(3)	622,000	664,203
United Technologies Corp., 5.70%, 4/15/40(3)	350,000	355,784
		4,535,689
AUTO COMPONENTS(2)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	131,250
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(3)	200,000	207,250
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	227,813
		566,313
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	610,000	635,499
Ford Motor Co., 7.45%, 7/16/31(3)	300,000	265,125
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	100,000	100,362
		1,000,986
BEVERAGES ― 0.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	610,000	627,000
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	640,000	736,868
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	580,000	660,605
SABMiller plc, 6.20%, 7/1/11(3)(4)	520,000	551,836
		2,576,309
BUILDING PRODUCTS ― 0.1%
Masco Corp., 6.125%, 10/3/16	500,000	478,988
Nortek, Inc., 11.00%, 12/1/13	200,888	211,937
		690,925
CAPITAL MARKETS ― 0.5%
Credit Suisse (New York), 5.00%, 5/15/13(3)	890,000	957,601
Credit Suisse (New York), 5.50%, 5/1/14(3)	500,000	546,114
Credit Suisse (New York), 5.30%, 8/13/19(3)	460,000	471,068
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	720,000	774,297
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	370,000	381,044
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	380,000	416,974
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	1,510,000	1,727,611
Jefferies Group, Inc., 8.50%, 7/15/19(3)	220,000	244,622
Morgan Stanley, 4.20%, 11/20/14(3)	400,000	401,088

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Morgan Stanley, 6.00%, 4/28/15(3)		$ 190,000	$ 202,907
Morgan Stanley, 6.625%, 4/1/18(3)		680,000	723,281
Morgan Stanley, 7.30%, 5/13/19(3)		1,000,000	1,105,339
UBS AG (Stamford Branch), 3.875%, 1/15/15(3)		250,000	250,004
			8,201,950
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)		320,000	386,724
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18(4)		125,000	117,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14(3)		300,000	285,000
Huntsman International LLC, 7.875%, 11/15/14		175,000	170,625
Rohm & Haas Co., 5.60%, 3/15/13(3)		530,000	566,508
			1,526,357
COMMERCIAL BANKS ― 0.3%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	234,721
Barclays Bank plc, 5.00%, 9/22/16(3)		$ 330,000	336,816
BB&T Corp., 5.70%, 4/30/14(3)		380,000	415,811
Eurohypo AG, 3.75%, 4/11/11	EUR	1,010,000	1,415,926
Fifth Third Bancorp., 6.25%, 5/1/13(3)		$ 240,000	257,749
Lloyds TSB Bank plc, 5.80%, 1/13/20(3)(4)		200,000	193,545
National Australia Bank Ltd., 3.75%, 3/2/15(4)(5)		200,000	201,680
PNC Bank N.A., 6.00%, 12/7/17(3)		640,000	681,270
SunTrust Bank, 7.25%, 3/15/18(3)		240,000	254,318
Wachovia Bank N.A., 4.80%, 11/1/14(3)		839,000	870,426
Wachovia Bank N.A., 4.875%, 2/1/15(3)		312,000	324,265
Westpac Banking Corp., 4.875%, 11/19/19(3)		200,000	197,445
			5,383,972
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)		870,000	913,855
Allied Waste North America, Inc., 7.25%, 3/15/15(3)		96,000	99,825
ARAMARK Corp., 8.50%, 2/1/15(3)		200,000	203,000
Cenveo Corp., 8.375%, 6/15/14(3)		325,000	291,687
Corrections Corp. of America, 6.25%, 3/15/13(3)		596,000	602,705
Corrections Corp. of America, 6.75%, 1/31/14(3)		14,000	14,175
Republic Services, Inc., 5.50%, 9/15/19(3)(4)		440,000	455,433
Waste Management, Inc., 7.375%, 3/11/19(3)		450,000	525,240
Waste Management, Inc., 6.125%, 11/30/39(3)		240,000	242,934
			3,348,854
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)		480,000	491,792
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)		100,000	100,250
CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(3)		380,000	406,114
American Express Centurion Bank, 6.00%, 9/13/17(3)		250,000	264,868
American Express Co., 7.25%, 5/20/14(3)		210,000	239,361
American General Finance Corp., 4.875%, 7/15/12(3)		500,000	425,540
Capital One Bank USA N.A., 8.80%, 7/15/19(3)		270,000	324,346
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)		450,000	456,238
Ford Motor Credit Co. LLC, 7.50%, 8/1/12		250,000	251,129
General Electric Capital Corp., 3.75%, 11/14/14(3)		400,000	402,789

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
General Electric Capital Corp., 4.375%, 9/21/15(3)	$ 400,000	$ 410,315
General Electric Capital Corp., 5.625%, 9/15/17(3)	670,000	701,117
GMAC, Inc., 6.875%, 9/15/11	363,000	364,815
GMAC, Inc., 8.30%, 2/12/15(3)(4)	350,000	353,938
SLM Corp., 5.375%, 1/15/13(3)	210,000	201,386
		4,801,956
CONTAINERS & PACKAGING ― 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	477,000	488,925
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(4)	225,000	221,625
Graphic Packaging International, Inc., 9.50%, 8/15/13(3)	30,000	30,750
		741,300
DIVERSIFIED FINANCIAL SERVICES ― 0.4%
Bank of America Corp., 6.50%, 8/1/16(3)	350,000	376,138
Bank of America Corp., 7.625%, 6/1/19(3)	370,000	418,274
Bank of America N.A., 5.30%, 3/15/17(3)	944,000	928,464
BankAmerica Capital II, 8.00%, 12/15/26(3)	300,000	290,250
Citigroup, Inc., 5.50%, 4/11/13(3)	960,000	1,005,019
Citigroup, Inc., 6.01%, 1/15/15(3)	380,000	397,456
Citigroup, Inc., 6.125%, 5/15/18(3)	680,000	682,071
Citigroup, Inc., 8.50%, 5/22/19(3)	250,000	288,394
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	500,000	529,402
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	1,370,000	1,483,332
KAR Auction Services, Inc., 8.75%, 5/1/14(3)	500,000	507,500
		6,906,300
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.8%
Alltel Corp., 7.875%, 7/1/32(3)	250,000	300,814
AT&T, Inc., 6.80%, 5/15/36(3)	800,000	854,860
AT&T, Inc., 6.55%, 2/15/39(3)	1,130,000	1,193,414
British Telecommunications plc, 5.95%, 1/15/18(3)	200,000	207,063
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	1,180,000	1,486,251
Cincinnati Bell, Inc., 8.375%, 1/15/14(3)	150,000	151,875
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	150,000	168,019
Embarq Corp., 7.08%, 6/1/16(3)	492,000	542,295
France Telecom SA, 4.375%, 7/8/14(3)	610,000	647,891
Frontier Communications Corp., 6.25%, 1/15/13(3)	260,000	261,950
Frontier Communications Corp., 7.125%, 3/15/19(3)	200,000	188,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(3)	300,000	321,750
Intelsat Luxembourg SA, 11.25%, 2/4/17(6)	250,000	254,687
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/15(3)	125,000	128,125
Koninklijke KPN NV, 8.375%, 10/1/30(3)	170,000	211,886
Level 3 Financing, Inc., 9.25%, 11/1/14	225,000	214,312
MetroPCS Wireless, Inc., 9.25%, 11/1/14(3)	500,000	501,250
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(3)(4)	500,000	537,500
Qwest Corp., 7.875%, 9/1/11(3)	520,000	552,500
Qwest Corp., 7.50%, 10/1/14(3)	270,000	288,900
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	443,750
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	490,000	533,728
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	570,000	601,661
Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	660,000	733,376
Verizon Communications, Inc., 6.40%, 2/15/38(3)	420,000	439,512
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	268,750

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Windstream Corp., 8.625%, 8/1/16(3)	$ 325,000	$ 332,313
		12,366,432
ELECTRIC UTILITIES ― 0.2%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	267,000	291,936
Carolina Power & Light Co., 5.25%, 12/15/15(3)	543,000	601,471
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	202,000	211,657
Duke Energy Corp., 3.95%, 9/15/14(3)	270,000	279,692
EDF SA, 4.60%, 1/27/20(3)(4)	380,000	380,224
Edison Mission Energy, 7.00%, 5/15/17(3)	325,000	239,687
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	175,000	133,438
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	600,000	618,377
Florida Power Corp., 6.35%, 9/15/37(3)	510,000	557,048
Southern California Edison Co., 5.625%, 2/1/36(3)	161,000	163,017
		3,476,547
ELECTRICAL EQUIPMENT(2)
Baldor Electric Co., 8.625%, 2/15/17(3)	325,000	334,750
Roper Industries, Inc., 6.25%, 9/1/19(3)	180,000	193,393
		528,143
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(3)	650,000	729,875
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	495,000
		1,224,875
ENERGY EQUIPMENT & SERVICES ― 0.1%
Pride International, Inc., 8.50%, 6/15/19(3)	270,000	303,075
Weatherford International Ltd., 9.625%, 3/1/19(3)	600,000	764,182
		1,067,257
FOOD & STAPLES RETAILING ― 0.3%
CVS Caremark Corp., 6.60%, 3/15/19(3)	570,000	639,372
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	517,500
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	211,250
SUPERVALU, Inc., 8.00%, 5/1/16(3)	225,000	227,813
SYSCO Corp., 4.20%, 2/12/13(3)	260,000	274,870
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	654,000	693,239
Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	810,000	919,637
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	480,000	525,209
		4,008,890
FOOD PRODUCTS ― 0.2%
General Mills, Inc., 5.65%, 9/10/12(3)	310,000	340,500
Kellogg Co., 4.45%, 5/30/16(3)	500,000	526,551
Kraft Foods, Inc., 6.00%, 2/11/13(3)	170,000	187,714
Kraft Foods, Inc., 6.50%, 2/9/40(3)	530,000	554,836
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)(4)	220,000	220,981
Smithfield Foods, Inc., 7.75%, 5/15/13(3)	500,000	490,000
		2,320,582
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.1%
Baxter International, Inc., 5.90%, 9/1/16(3)	290,000	327,690
Baxter International, Inc., 5.375%, 6/1/18(3)	470,000	508,968
Baxter International, Inc., 6.25%, 12/1/37(3)	510,000	563,667
Biomet, Inc, 10.00%, 10/15/17(3)	200,000	219,500
Biomet, Inc, 11.625%, 10/15/17(3)	475,000	527,250
		2,147,075

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES ― 0.2%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	$ 150,000	$ 155,625
DaVita, Inc., 7.25%, 3/15/15(3)	100,000	100,875
Express Scripts, Inc., 5.25%, 6/15/12(3)	460,000	493,011
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11(3)	25,000	26,188
HCA, Inc., 6.50%, 2/15/16(3)	200,000	187,500
HCA, Inc., 9.25%, 11/15/16(3)	125,000	132,969
HealthSouth Corp., 10.75%, 6/15/16	125,000	135,625
HealthSouth Corp., 8.125%, 2/15/20	250,000	245,000
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	700,000	799,812
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	241,250
Quest Diagnostics, Inc., 4.75%, 1/30/20(3)	240,000	237,238
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	204,000
Tenet Healthcare Corp., 8.875%, 7/1/19(4)	400,000	424,000
		3,383,093
HOTELS, RESTAURANTS & LEISURE ― 0.2%
Harrah's Operating Co., Inc., 11.25%, 6/1/17(3)	500,000	521,250
Mandalay Resort Group, 6.375%, 12/15/11(3)	75,000	70,875
McDonald's Corp., 5.35%, 3/1/18(3)	390,000	423,083
McDonald's Corp., 6.30%, 10/15/37(3)	530,000	583,787
MGM Mirage, 6.75%, 9/1/12(3)	350,000	325,500
MGM Mirage, 7.625%, 1/15/17(3)	125,000	100,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	250,000
Universal City Development Partners Ltd., 8.875%, 11/15/15(4)	200,000	202,500
Yum! Brands, Inc., 5.30%, 9/15/19(3)	620,000	638,932
Yum! Brands, Inc., 6.875%, 11/15/37(3)	530,000	584,144
		3,700,071
HOUSEHOLD DURABLES ― 0.1%
D.R. Horton, Inc., 5.625%, 9/15/14(3)	70,000	69,300
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	131,250
KB Home, 6.375%, 8/15/11(3)	105,000	107,363
Meritage Homes Corp., 7.00%, 5/1/14(3)	155,000	151,125
Whirlpool Corp., 8.60%, 5/1/14(3)	90,000	104,798
Yankee Acquisition Corp., 8.50%, 2/15/15(3)	100,000	100,500
		664,336
HOUSEHOLD PRODUCTS ― 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18(5)	150,000	151,687
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	540,000	612,513
		764,200
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS(2)
AES Corp. (The), 8.00%, 10/15/17(3)	325,000	324,594
RRI Energy, Inc., 7.625%, 6/15/14(3)	350,000	336,000
		660,594
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(3)	719,000	771,790
General Electric Co., 5.25%, 12/6/17(3)	550,000	576,989
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(4)	470,000	483,952
		1,832,731
INSURANCE ― 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	380,000	446,137
American International Group, Inc., 8.25%, 8/15/18(3)	140,000	128,433

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	$ 400,000	$ 416,000
International Lease Finance Corp., 5.30%, 5/1/12(3)	375,000	343,326
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(3)(4)	125,000	136,250
Lincoln National Corp., 6.25%, 2/15/20(3)	230,000	239,772
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	495,000	534,724
MetLife, Inc., 6.75%, 6/1/16(3)	500,000	555,344
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	390,000	416,934
Prudential Financial, Inc., 7.375%, 6/15/19(3)	250,000	287,367
Prudential Financial, Inc., 5.40%, 6/13/35(3)	600,000	534,517
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	250,000	274,282
		4,313,086
INTERNET & CATALOG RETAIL(2)
Expedia, Inc., 7.46%, 8/15/18(3)	410,000	456,638
IT SERVICES(2)
SunGard Data Systems, Inc., 9.125%, 8/15/13(3)	440,000	452,650
SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	200,000	208,500
		661,150
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	530,000	573,994
Deere & Co., 5.375%, 10/16/29(3)	410,000	413,447
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(3)	325,000	330,687
SPX Corp., 7.625%, 12/15/14(3)	125,000	128,438
		1,446,566
MEDIA ― 0.6%
CBS Corp., 8.875%, 5/15/19(3)	210,000	249,312
CBS Corp., 5.50%, 5/15/33(3)	240,000	204,187
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	183,250
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	156,750
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	125,000	96,250
Comcast Corp., 5.90%, 3/15/16(3)	490,000	534,199
Comcast Corp., 6.40%, 5/15/38(3)	470,000	479,047
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)(4)	700,000	732,721
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	430,000	446,662
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	650,000	596,375
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	819,375
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(3)(4)	250,000	252,500
News America, Inc., 6.90%, 8/15/39(3)(4)	350,000	385,990
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	125,000	139,844
Omnicom Group, Inc., 5.90%, 4/15/16(3)	470,000	510,655
Sirius XM Radio, Inc., 9.625%, 8/1/13(3)	100,000	101,750
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	380,000	407,888
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	630,000	704,656
Time Warner, Inc., 5.50%, 11/15/11(3)	450,000	478,812
Time Warner, Inc., 7.625%, 4/15/31(3)	130,000	151,415
Time Warner, Inc., 7.70%, 5/1/32(3)	390,000	459,236
Viacom, Inc., 5.625%, 9/15/19(3)	850,000	898,994
Viacom, Inc., 6.875%, 4/30/36(3)	320,000	342,845
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	532,500
WMG Acquisition Corp., 9.50%, 6/15/16(4)	325,000	342,875
		10,208,088

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
METALS & MINING ― 0.2%
AK Steel Corp., 7.75%, 6/15/12(3)	$ 150,000	$ 150,937
ArcelorMittal, 9.85%, 6/1/19(3)	430,000	541,818
Barrick Gold Corp., 6.95%, 4/1/19	270,000	310,539
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(3)	325,000	352,585
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	420,000	456,312
Newmont Mining Corp., 6.25%, 10/1/39(3)	430,000	429,465
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	770,000	846,892
Vale Overseas Ltd., 5.625%, 9/15/19(3)	150,000	153,046
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(4)	444,000	462,820
		3,704,414
MULTILINE RETAIL(2)
J.C. Penney Corp., Inc., 6.875%, 10/15/15(3)	25,000	26,250
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	395,000	408,825
		435,075
MULTI-UTILITIES ― 0.3%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	530,000	562,604
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	680,000	677,056
Dominion Resources, Inc., 4.75%, 12/15/10(3)	581,000	598,628
Dominion Resources, Inc., 6.40%, 6/15/18(3)	490,000	546,141
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	970,000	1,002,081
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	367,000	371,873
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	490,000	531,851
PG&E Corp., 5.75%, 4/1/14(3)	350,000	385,333
Sempra Energy, 8.90%, 11/15/13(3)	300,000	360,150
Sempra Energy, 6.50%, 6/1/16(3)	260,000	291,088
Sempra Energy, 6.00%, 10/15/39(3)	170,000	169,216
Teco Finance, Inc., 6.75%, 5/1/15(3)	40,000	44,111
		5,540,132
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	160,000	172,239
Xerox Corp., 4.25%, 2/15/15(3)	140,000	143,165
		315,404
OIL, GAS & CONSUMABLE FUELS ― 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	500,000	523,864
Arch Coal, Inc., 8.75%, 8/1/16(3)(4)	225,000	234,000
Bill Barrett Corp., 9.875%, 7/15/16(3)	275,000	292,531
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	130,938
Chesapeake Energy Corp., 7.50%, 6/15/14(3)	450,000	456,750
ConocoPhillips, 5.75%, 2/1/19(3)	420,000	460,921
ConocoPhillips, 6.50%, 2/1/39(3)	870,000	976,706
El Paso Corp., 7.875%, 6/15/12(3)	220,000	233,212
El Paso Corp., 6.875%, 6/15/14(3)	300,000	303,718
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	210,000	231,202
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	133,750
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	1,050,000	1,162,751
EOG Resources, Inc., 5.625%, 6/1/19(3)	380,000	413,750
Hess Corp., 6.00%, 1/15/40(3)	230,000	230,114
Kerr-McGee Corp., 6.95%, 7/1/24(3)	420,000	475,536
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	510,000	579,166
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	260,000	269,961

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	$ 200,000	$ 221,447
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	260,000	273,541
Nexen, Inc., 5.65%, 5/15/17(3)	390,000	415,025
Nexen, Inc., 6.40%, 5/15/37(3)	660,000	666,480
Petrobras International Finance Co., 5.75%, 1/20/20(3)	230,000	233,151
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	100,500
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	190,000	194,180
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	510,000	630,258
Range Resources Corp., 7.375%, 7/15/13(3)	275,000	280,500
Range Resources Corp., 6.375%, 3/15/15(3)	75,000	75,188
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	350,000	308,875
SandRidge Energy, Inc., 8.75%, 1/15/20(3)(4)	175,000	172,375
Shell International Finance BV, 6.375%, 12/15/38(3)	430,000	479,782
Talisman Energy, Inc., 7.75%, 6/1/19(3)	400,000	476,596
Williams Partners LP, 5.25%, 3/15/20(3)(4)	240,000	243,888
XTO Energy, Inc., 6.50%, 12/15/18(3)	390,000	451,719
XTO Energy, Inc., 6.10%, 4/1/36(3)	612,000	670,166
		13,002,541
PAPER & FOREST PRODUCTS ― 0.2%
Boise Cascade LLC, 7.125%, 10/15/14(3)	269,000	242,772
Domtar Corp., 9.50%, 8/1/16(3)	250,000	272,500
Georgia-Pacific LLC, 7.70%, 6/15/15(3)	550,000	574,750
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	177,625
International Paper Co., 9.375%, 5/15/19(3)	640,000	798,915
International Paper Co., 7.30%, 11/15/39(3)	310,000	330,260
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(3)	200,000	185,000
		2,581,822
PHARMACEUTICALS ― 0.3%
Abbott Laboratories, 5.875%, 5/15/16(3)	265,000	300,440
AstraZeneca plc, 5.40%, 9/15/12(3)	580,000	635,062
AstraZeneca plc, 5.90%, 9/15/17(3)	790,000	894,910
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	410,000	445,209
Pfizer, Inc., 7.20%, 3/15/39(3)	340,000	417,304
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	838,000	880,725
Wyeth, 5.95%, 4/1/37(3)	568,000	599,198
		4,172,848
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)	290,000	286,639
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)	250,000	247,500
ProLogis, 7.625%, 8/15/14(3)	230,000	250,000
ProLogis, 5.625%, 11/15/16(3)	1,100,000	1,070,768
ProLogis, 7.375%, 10/30/19(3)	240,000	247,932
		2,102,839
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	260,000	265,553
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)	100,000	110,750
		376,303
ROAD & RAIL ― 0.1%
CSX Corp., 7.375%, 2/1/19(3)	390,000	456,078
Union Pacific Corp., 5.75%, 11/15/17(3)	770,000	836,925
		1,293,003

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT(2)
STATS ChipPAC Ltd., 6.75%, 11/15/11(3)		$ 53,000	$ 52,934
SOFTWARE(2)
Intuit, Inc., 5.75%, 3/15/17(3)		571,000	607,597
SPECIALTY RETAIL ― 0.2%
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(3)		250,000	255,625
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(3)		550,000	555,500
GSC Holdings Corp., 8.00%, 10/1/12(3)		470,000	486,450
Home Depot, Inc. (The), 5.875%, 12/16/36(3)		180,000	176,179
Michaels Stores, Inc., 10.00%, 11/1/14(3)		275,000	280,500
Michaels Stores, Inc., 11.375%, 11/1/16(3)		250,000	252,500
Staples, Inc., 9.75%, 1/15/14(3)		570,000	696,889
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(4)		500,000	551,250
Visant Corp., 7.625%, 10/1/12(3)		56,000	56,560
			3,311,453
TEXTILES, APPAREL & LUXURY GOODS(2)
Perry Ellis International, Inc., 8.875%, 9/15/13(3)		575,000	580,750
Phillips-Van Heusen Corp., 7.25%, 2/15/11(3)		38,000	38,333
			619,083
THRIFTS & MORTGAGE FINANCE ― 0.1%
Cie de Financement Foncier, 1.25%, 12/1/11	JPY	71,000,000	799,928
TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(3)		$ 390,000	482,916
TRADING COMPANIES & DISTRIBUTORS(2)
RSC Equipment Rental, Inc., 9.50%, 12/1/14(3)		300,000	291,750
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
America Movil SAB de CV, 5.00%, 10/16/19(3)(4)		400,000	395,410
Cricket Communications, Inc., 9.375%, 11/1/14(3)		225,000	225,000
Crown Castle International Corp., 9.00%, 1/15/15(3)		500,000	542,500
Rogers Cable, Inc., 7.875%, 5/1/12(3)		50,000	56,121
Rogers Cable, Inc., 6.25%, 6/15/13(3)		462,000	511,368
Rogers Communications, Inc., 6.80%, 8/15/18(3)		310,000	353,058
			2,083,457
TOTAL CORPORATE BONDS
(Cost $129,397,662)			137,876,806
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 6.3%
FHLMC, 6.50%, 12/1/12(3)		1,112	1,195
FHLMC, 7.00%, 6/1/14(3)		27,805	29,924
FHLMC, 6.50%, 6/1/16(3)		118,136	127,952
FHLMC, 6.50%, 6/1/16(3)		120,912	130,219
FHLMC, 4.50%, 1/1/19(3)		2,076,999	2,193,398
FHLMC, 5.00%, 10/1/19(3)		62,849	66,870
FHLMC, 5.00%, 11/1/19(3)		294,354	313,187
FHLMC, 5.50%, 11/1/19(3)		6,768	7,300
FHLMC, 5.50%, 11/1/19(3)		7,754	8,364
FHLMC, 5.50%, 11/1/19(3)		8,051	8,684
FHLMC, 5.50%, 11/1/19		10,199	11,001
FHLMC, 5.50%, 11/1/19(3)		11,099	11,972
FHLMC, 5.50%, 12/1/19(3)		9,690	10,452
FHLMC, 5.00%, 2/1/20(3)		5,583	5,935

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
FHLMC, 5.00%, 2/1/20(3)	$ 12,441	$ 13,225
FHLMC, 5.50%, 3/1/20(3)	10,736	11,570
FHLMC, 5.50%, 3/1/20(3)	16,046	17,292
FHLMC, 5.50%, 3/1/20(3)	32,106	34,601
FHLMC, 5.00%, 5/1/20(3)	7,422	7,889
FHLMC, 5.00%, 5/1/20(3)	21,478	22,832
FHLMC, 5.00%, 5/1/20(3)	38,863	41,313
FHLMC, 4.50%, 7/1/20(3)	209,530	220,421
FHLMC, 4.00%, 10/1/20(3)	73,625	75,418
FHLMC, 5.00%, 4/1/21(3)	7,568,099	8,045,222
FHLMC, 8.00%, 6/1/26(3)	1,953	2,252
FHLMC, 8.00%, 6/1/26(3)	2,817	3,249
FHLMC, 8.00%, 6/1/26(3)	8,576	9,893
FHLMC, 8.00%, 7/1/26(3)	1,576	1,818
FHLMC, 7.00%, 8/1/29(3)	7,943	8,789
FHLMC, 7.50%, 8/1/29(3)	24,035	27,160
FHLMC, 8.00%, 7/1/30(3)	42,050	48,448
FHLMC, 6.50%, 6/1/31(3)	97,445	106,813
FHLMC, 5.50%, 12/1/33(3)	1,058,273	1,122,278
FHLMC, 6.50%, 5/1/34(3)	36,699	40,044
FHLMC, 5.50%, 6/1/35(3)	142,992	151,417
FHLMC, 5.00%, 9/1/35(3)	61,830	64,385
FHLMC, 5.00%, 9/1/35(3)	92,898	96,736
FHLMC, 5.50%, 10/1/35(3)	87,334	92,480
FHLMC, 5.50%, 10/1/35(3)	268,679	284,509
FHLMC, 5.00%, 11/1/35(3)	485,369	505,423
FHLMC, 5.00%, 11/1/35(3)	579,114	603,041
FHLMC, 6.50%, 3/1/36(3)	16,802	18,197
FHLMC, 6.50%, 3/1/36(3)	40,109	43,439
FHLMC, 5.50%, 1/1/38(3)	2,480,616	2,624,442
FHLMC, 6.00%, 11/1/38	8,332,269	8,932,355
FHLMC, 6.50%, 7/1/47(3)	314,669	338,578
FNMA, 6.00%, 5/1/11(3)	6,359	6,406
FNMA, 6.50%, 3/1/12(3)	12,843	13,830
FNMA, 6.50%, 4/1/12(3)	774	834
FNMA, 6.50%, 4/1/12(3)	1,515	1,632
FNMA, 6.50%, 4/1/12(3)	19,918	21,448
FNMA, 6.00%, 12/1/13(3)	24,127	25,940
FNMA, 5.32%, 4/1/14(3)	114,620	125,564
FNMA, 6.00%, 4/1/14(3)	73,335	78,846
FNMA, 7.50%, 6/1/15(3)	19,264	21,150
FNMA, 5.17%, 1/1/16(3)	172,972	188,335
FNMA, 4.50%, 5/1/19(3)	2,599,044	2,739,825
FNMA, 4.00%, 6/1/19(3)	24,214	25,220
FNMA, 4.50%, 6/1/19(3)	236,760	249,584
FNMA, 4.50%, 12/1/19(3)	26,006	27,415
FNMA, 5.00%, 3/1/20(3)	40,964	43,500
FNMA, 5.00%, 3/1/20(3)	41,550	44,174
FNMA, 5.00%, 4/1/20(3)	34,016	36,122
FNMA, 5.00%, 5/1/20(3)	10,215	10,847
FNMA, 5.00%, 5/1/20(3)	45,512	48,330

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
FNMA, 5.00%, 7/1/20(3)	$ 150,187	$ 159,487
FNMA, 7.00%, 5/1/26(3)	5,483	6,093
FNMA, 7.00%, 6/1/26(3)	5,923	6,582
FNMA, 7.50%, 3/1/27(3)	20,034	22,550
FNMA, 6.50%, 4/1/29(3)	39,674	43,079
FNMA, 6.50%, 6/1/29(3)	31,843	34,576
FNMA, 6.50%, 6/1/29(3)	77,361	84,000
FNMA, 7.00%, 7/1/29(3)	27,855	30,967
FNMA, 7.00%, 7/1/29(3)	29,759	33,082
FNMA, 6.50%, 8/1/29(3)	81,531	88,528
FNMA, 7.00%, 3/1/30(3)	47,444	52,745
FNMA, 8.00%, 7/1/30(3)	39,180	45,055
FNMA, 7.50%, 9/1/30(3)	24,976	28,140
FNMA, 6.50%, 9/1/31(3)	179,128	194,502
FNMA, 7.00%, 9/1/31(3)	119,513	132,863
FNMA, 6.50%, 1/1/32(3)	72,579	78,808
FNMA, 7.00%, 6/1/32(3)	646,321	718,163
FNMA, 6.50%, 10/1/32(3)	383,142	416,025
FNMA, 5.50%, 6/1/33(3)	848,151	897,327
FNMA, 5.50%, 8/1/33(3)	2,291,175	2,424,018
FNMA, 5.00%, 11/1/33(3)	3,422,898	3,563,787
FNMA, 5.50%, 1/1/34(3)	4,075,131	4,307,456
FNMA, 5.50%, 9/1/34(3)	178,838	189,011
FNMA, 5.50%, 10/1/34(3)	189,079	199,835
FNMA, 6.00%, 10/1/34(3)	364,578	391,311
FNMA, 5.00%, 11/1/34(3)	814,244	847,377
FNMA, 5.50%, 3/1/35(3)	11,023	11,631
FNMA, 5.50%, 3/1/35(3)	15,279	16,122
FNMA, 5.50%, 3/1/35(3)	25,569	26,979
FNMA, 5.50%, 3/1/35(3)	78,799	83,147
FNMA, 5.50%, 3/1/35(3)	84,370	89,024
FNMA, 5.00%, 4/1/35(3)	103,106	107,141
FNMA, 6.00%, 5/1/35(3)	12,650	13,514
FNMA, 6.00%, 5/1/35(3)	82,548	88,188
FNMA, 6.00%, 6/1/35(3)	2,088	2,230
FNMA, 6.00%, 6/1/35(3)	43,637	46,618
FNMA, 6.00%, 6/1/35(3)	156,465	167,156
FNMA, 5.00%, 7/1/35(3)	371,799	386,348
FNMA, 5.50%, 7/1/35(3)	65,991	69,632
FNMA, 6.00%, 7/1/35(3)	20,080	21,452
FNMA, 6.00%, 7/1/35(3)	164,671	175,923
FNMA, 6.00%, 7/1/35(3)	215,023	229,715
FNMA, 5.50%, 8/1/35(3)	43,140	45,520
FNMA, 6.00%, 8/1/35(3)	22,807	24,365
FNMA, 4.50%, 9/1/35(3)	5,507,293	5,611,969
FNMA, 5.50%, 9/1/35(3)	2,659	2,805
FNMA, 5.50%, 9/1/35(3)	7,356	7,762
FNMA, 5.50%, 9/1/35(3)	58,099	61,304
FNMA, 5.50%, 9/1/35(3)	171,179	180,623
FNMA, 5.50%, 9/1/35(3)	332,043	350,361
FNMA, 5.00%, 10/1/35(3)	51,977	54,011

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
FNMA, 5.50%, 10/1/35(3)		$ 997,235	$ 1,052,250
FNMA, 6.00%, 10/1/35(3)		119,803	127,988
FNMA, 5.50%, 11/1/35(3)		465,898	491,601
FNMA, 6.00%, 11/1/35(3)		202,893	216,756
FNMA, 6.50%, 11/1/35(3)		15,212	16,342
FNMA, 6.50%, 11/1/35(3)		31,737	34,094
FNMA, 6.50%, 12/1/35(3)		97,845	105,112
FNMA, 6.50%, 4/1/36(3)		64,235	68,764
FNMA, 6.00%, 8/1/36(3)		272,477	289,988
FNMA, 5.00%, 10/1/36(3)		1,199,886	1,245,270
FNMA, 5.00%, 11/1/36(3)		2,389,070	2,479,433
FNMA, 5.50%, 1/1/37		15,875,723	16,751,546
FNMA, 5.50%, 2/1/37(3)		2,805,502	2,956,768
FNMA, 6.00%, 5/1/37(3)		202,754	215,404
FNMA, 6.00%, 7/1/37(3)		67,601	71,818
FNMA, 6.50%, 8/1/37(3)		5,703,121	6,063,385
FNMA, 6.50%, 6/1/47(3)		267,356	284,162
FNMA, 6.50%, 8/1/47(3)		629,079	668,621
FNMA, 6.50%, 8/1/47(3)		829,312	881,440
FNMA, 6.50%, 9/1/47(3)		684,256	727,267
FNMA, 6.50%, 9/1/47(3)		839,652	892,430
FNMA, 6.50%, 9/1/47(3)		2,022,364	2,149,484
GNMA, 9.00%, 4/20/25(3)		2,350	2,712
GNMA, 7.50%, 10/15/25(3)		5,892	6,652
GNMA, 6.00%, 4/15/26(3)		1,613	1,737
GNMA, 6.00%, 4/15/26(3)		2,753	2,966
GNMA, 7.50%, 6/15/26(3)		4,986	5,626
GNMA, 7.00%, 12/15/27(3)		38,837	43,318
GNMA, 7.50%, 12/15/27(3)		40,444	45,673
GNMA, 6.50%, 1/15/28(3)		24,376	26,816
GNMA, 6.00%, 5/15/28(3)		61,311	66,414
GNMA, 6.00%, 5/15/28(3)		69,805	75,615
GNMA, 6.50%, 5/15/28(3)		7,701	8,472
GNMA, 7.00%, 5/15/31(3)		86,205	96,370
GNMA, 5.50%, 4/15/32(3)		73,016	77,851
GNMA, 5.50%, 11/15/32(3)		523,411	558,075
GNMA, 6.50%, 10/15/38(3)		9,447,661	10,157,290
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $96,460,701)			102,085,401
SOVEREIGN GOVERNMENTS & AGENCIES ― 2.7%
AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	1,490,000	1,401,506
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	330,000	293,872
			1,695,378
AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14	EUR	520,000	740,610
Republic of Austria, 4.30%, 9/15/17(4)	EUR	240,000	353,691
Republic of Austria, 4.35%, 3/15/19(4)	EUR	370,000	541,511

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Republic of Austria, 4.15%, 3/15/37(4)	EUR	160,000	$ 216,903
			1,852,715
BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14	EUR	640,000	936,111
Kingdom of Belgium, 4.00%, 3/28/18	EUR	490,000	701,991
Kingdom of Belgium, 5.00%, 3/28/35	EUR	190,000	288,979
			1,927,081
BRAZIL(2)
Brazilian Government International Bond, 5.875%, 1/15/19(3)		$ 600,000	649,500
CANADA — 0.1%
Government of Canada, 5.00%, 6/1/14	CAD	320,000	337,004
Government of Canada, 3.75%, 6/1/19	CAD	320,000	313,233
Government of Canada, 5.75%, 6/1/33	CAD	430,000	511,966
Hydro Quebec, 8.40%, 1/15/22(3)		$ 130,000	169,986
			1,332,189
DENMARK — 0.1%
Kingdom of Denmark, 5.00%, 11/15/13	DKK	4,900,000	990,338
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,030,000	199,870
			1,190,208
FINLAND — 0.1%
Government of Finland, 4.25%, 9/15/12	EUR	410,000	600,009
Government of Finland, 3.125%, 9/15/14	EUR	540,000	768,439
Government of Finland, 3.875%, 9/15/17	EUR	515,000	744,795
Government of Finland, 4.375%, 7/4/19	EUR	80,000	118,557
Government of Finland, 4.00%, 7/4/25	EUR	100,000	139,494
			2,371,294
FRANCE — 0.1%
Government of France, 4.00%, 4/25/14	EUR	400,000	587,992
Government of France, 3.25%, 4/25/16	EUR	100,000	140,966
Government of France, 4.25%, 4/25/19	EUR	370,000	543,921
Government of France, 5.50%, 4/25/29	EUR	180,000	295,418
Government of France, 4.75%, 4/25/35	EUR	180,000	273,235
			1,841,532
GERMANY — 0.4%
German Federal Republic, 4.25%, 10/12/12	EUR	650,000	955,372
German Federal Republic, 3.50%, 1/4/16	EUR	1,500,000	2,167,148
German Federal Republic, 3.75%, 1/4/19	EUR	990,000	1,425,055
German Federal Republic, 5.625%, 1/4/28	EUR	530,000	889,211
German Federal Republic, 4.75%, 7/4/34	EUR	400,000	616,291
German Federal Republic, 4.25%, 7/4/39	EUR	220,000	320,596
KfW, 4.375%, 10/11/13	EUR	520,000	767,319
			7,140,992
IRELAND — 0.1%
Republic of Ireland, 4.00%, 1/15/14	EUR	320,000	452,027
Republic of Ireland, 5.90%, 10/18/19	EUR	210,000	316,097
			768,124
ITALY — 0.2%
Republic of Italy, 5.25%, 8/1/17	EUR	550,000	843,150
Republic of Italy, 4.25%, 3/1/20	EUR	670,000	936,540
Republic of Italy, 5.00%, 8/1/34	EUR	250,000	353,107

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
Republic of Italy, 4.00%, 2/1/37	EUR	320,000	$ 389,376
			2,522,173
JAPAN — 0.4%
Development Bank of Japan, 2.30%, 3/19/26	JPY	30,000,000	349,119
Government of Japan, 1.20%, 3/20/12	JPY	154,400,000	1,774,869
Government of Japan, 0.60%, 9/20/14	JPY	86,350,000	977,989
Government of Japan, 1.20%, 6/20/15	JPY	64,000,000	743,403
Government of Japan, 1.80%, 6/20/18	JPY	43,000,000	513,442
Government of Japan, 1.50%, 9/20/18	JPY	72,100,000	839,476
Government of Japan, 2.10%, 12/20/26	JPY	46,300,000	529,657
Government of Japan, 2.40%, 3/20/37	JPY	29,900,000	345,528
			6,073,483
MEXICO(2)
United Mexican States, 5.95%, 3/19/19(3)		$ 710,000	763,250
MULTI-NATIONAL — 0.1%
European Investment Bank, 4.75%, 6/6/12	GBP	360,000	587,027
European Investment Bank, 5.375%, 10/15/12	EUR	375,000	562,386
			1,149,413
NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.25%, 7/15/13	EUR	730,000	1,079,312
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	210,000	307,820
Kingdom of Netherlands, 4.00%, 1/15/37	EUR	380,000	521,754
			1,908,886
PORTUGAL — 0.1%
Republic of Portugal, 3.60%, 10/15/14	EUR	220,000	303,401
Republic of Portugal, 4.35%, 10/16/17	EUR	545,000	758,522
Republic of Portugal, 4.75%, 6/14/19	EUR	530,000	747,803
			1,809,726
SPAIN — 0.1%
Government of Spain, 5.40%, 7/30/11	EUR	320,000	461,098
Government of Spain, 4.25%, 1/31/14	EUR	590,000	857,785
Government of Spain, 4.90%, 7/30/40	EUR	320,000	451,721
			1,770,604
SWEDEN — 0.1%
Government of Sweden, 5.25%, 3/15/11	SEK	2,720,000	400,458
Government of Sweden, 6.75%, 5/5/14	SEK	1,420,000	234,982
Government of Sweden, 4.25%, 3/12/19	SEK	1,290,000	197,536
			832,976
UNITED KINGDOM — 0.4%
Government of United Kingdom, 5.00%, 3/7/12	GBP	130,000	213,415
Government of United Kingdom, 5.00%, 9/7/14	GBP	300,000	506,052
Government of United Kingdom, 4.00%, 9/7/16	GBP	330,000	524,790
Government of United Kingdom, 4.50%, 3/7/19	GBP	990,000	1,575,649
Government of United Kingdom, 3.75%, 9/7/19	GBP	480,000	716,391
Government of United Kingdom, 8.00%, 6/7/21	GBP	80,000	165,063
Government of United Kingdom, 4.25%, 6/7/32	GBP	200,000	291,227
Government of United Kingdom, 4.25%, 3/7/36	GBP	410,000	592,926

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value

Government of United Kingdom, 4.50%, 12/7/42	GBP	730,000	$ 1,105,417
			5,690,930
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $44,342,476)			43,290,454
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 2.3%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.2%
FHLMC, 2.50%, 4/23/14		$ 10,000,000	10,146,130
FNMA, 2.75%, 3/13/14(3)		10,000,000	10,263,210
			20,409,340
GOVERNMENT-BACKED CORPORATE BONDS(8) ― 1.1%
Bank of America Corp., VRN, 0.55%, 4/30/10(3)		3,900,000	3,930,003
Citigroup Funding, Inc., VRN, 0.58%, 4/30/10(3)		3,900,000	3,935,896
KeyCorp, VRN, 0.90%, 3/15/10(3)		2,000,000	2,010,984
Morgan Stanley, VRN, 0.60%, 3/22/10(3)		3,900,000	3,939,721
State Street Bank and Trust Co., 1.85%, 3/15/11(3)		4,000,000	4,052,932
			17,869,536
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $37,714,657)			38,278,876
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.7%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)		1,521,068	941,793
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)		1,030,996	854,495
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)		49,953	46,276
			1,842,564
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.6%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)		2,650,000	2,810,359
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(3)		5,966,000	6,341,213
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.63%, 3/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)		498,018	495,811
			9,647,383
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,316,366)			11,489,947
MUNICIPAL SECURITIES ― 0.6%
California GO, (Building Bonds), 7.30%, 10/1/39(3)		820,000	787,479
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.25%, 3/4/10 (LOC: Bank of America N.A.)(3)		3,900,000	3,900,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)		1,150,000	974,038
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)		180,000	214,848
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)		370,000	366,848
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/3/10 (LOC: FNMA)(3)		1,965,000	1,965,000
San Diego County Water Auth. Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49(3)		380,000	397,381
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)		680,000	702,753

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	$ 460,000	$ 453,330
TOTAL MUNICIPAL SECURITIES
(Cost $9,931,513)		9,761,677
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 0.5%
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	82,820	82,820
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	1,788,847	1,551,811
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 3/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	270,726	237,440
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	1,400,000	1,358,173
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	2,772,746	2,779,764
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	1,539,169	1,399,789
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/10(3)	1,180,000	1,170,019
Washington Mutual Commercial Mortgage Securities Trust, Series 2003 C1A, Class A SEQ, 3.83%, 1/25/35(3)(4)	33,021	33,090
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $8,970,439)		8,612,906
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(9)	7,200	402,480
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/15/12(9)	400	50,900
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(4)(9)	23	41,314
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(9)	1,400	36,148
Lexington Realty Trust, Series C, 6.50%, 12/31/49(9)	700	24,500
		60,648
TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(9)	47	57,293
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $586,587)		612,635
ASSET-BACKED SECURITIES(2)(7)
CenterPoint Energy Transition Bond Co. LLC, Series 2005 A, Class A4 SEQ, 5.17%, 8/1/19(3)	130,000	147,180
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)	261,880	262,917
TOTAL ASSET-BACKED SECURITIES
(Cost $391,855)		410,097

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/Principal Amount	Value
PREFERRED STOCKS(2)
CONSUMER FINANCE(2)
GMAC, Inc., 7.00%, 12/31/11(4)(9)	77	$ 54,504
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(9)	2,600	61,412
PS Business Parks, Inc., Series K, 7.95%, 4/9/10(9)	1,800	44,928
		106,340
TOTAL PREFERRED STOCKS
(Cost $179,543)		160,844
TEMPORARY CASH INVESTMENTS ― 5.5%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $89,477,151)	89,477,151	89,477,151
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $718,000)	718,000	718,000
TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,428,494,844)		1,626,346,448
OTHER ASSETS AND LIABILITIES — 0.3%		4,377,799
TOTAL NET ASSETS — 100.0%		$1,630,724,247

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
10,497,660	JPY for AUD	4/30/10	$ 118,194	$ 511
30,000	AUD for CAD	4/30/10	26,715	105
927,522	AUD for CAD	4/30/10	825,946	5,439
61,000	NZD for CAD	4/30/10	42,419	175
656,670	AUD for EUR	4/30/10	584,756	3,828
25,000,000	JPY for EUR	4/30/10	281,478	(5,261)
138,000	AUD for JPY	4/30/10	122,887	(2,687)
78,000	AUD for USD	4/30/10	69,458	197
10,000	CAD for USD	4/30/10	9,503	52
57,000	CHF for USD	4/30/10	53,080	(291)
303,432	CHF for USD	4/30/10	282,563	7,262
6,000	DKK for USD	5/3/10	1,097	(6)
3,006,498	DKK for USD	5/3/10	549,620	17,259
24,000	EUR for USD	4/30/10	32,677	(153)
41,000	EUR for USD	4/30/10	55,824	(287)
42,000	EUR for USD	4/30/10	57,185	(242)
50,000	EUR for USD	4/30/10	68,078	1,675
220,000	EUR for USD	4/30/10	299,542	6,696
250,000	EUR for USD	4/30/10	340,388	8,210
108,389	GBP for USD	4/30/10	165,208	10,156
1,000,000	JPY for USD	4/30/10	11,259	(184)
2,484,000	JPY for USD	4/30/10	27,968	(797)
8,640,000	JPY for USD	4/30/10	97,279	(220)
120,000	NOK for USD	4/30/10	20,249	32
227,000	NOK for USD	4/30/10	38,305	(262)
2,706,281	SEK for USD	4/30/10	379,615	(8,198)
			$4,561,293	$43,009
(Value on Settlement Date $4,604,302)

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
138,000	AUD for JPY	4/30/10	$ 122,887	$ 4,182
27,965	CAD for AUD	4/30/10	26,575	(245)
879,569	CAD for AUD	4/30/10	835,856	4,471
44,413	CAD for NZD	4/30/10	42,206	(388)
415,907	EUR for AUD	4/30/10	566,280	(22,304)
198,309	EUR for JPY	4/30/10	270,008	(6,209)
10,768,140	JPY for AUD	4/30/10	121,240	1,040
83,000	AUD for USD	4/30/10	73,910	780
743,125	AUD for USD	4/30/10	661,743	2,238
44,000	CAD for USD	4/30/10	41,813	389
69,373	CAD for USD	4/30/10	65,925	865
52,000	CHF for USD	4/30/10	48,423	153
46,000	DKK for USD	5/3/10	8,409	–
5,000	EUR for USD	4/30/10	6,808	1
250,000	EUR for USD	4/30/10	340,388	(1,067)
2,475,436	EUR for USD	4/30/10	3,370,438	(109,282)
3,000	GBP for USD	4/30/10	4,573	1
35,000	GBP for USD	4/30/10	53,347	(1,565)
1,014,000	JPY for USD	4/30/10	11,417	245
41,793,134	JPY for USD	4/30/10	470,554	3,312
1,651,000	NOK for USD	4/30/10	278,596	(2,373)
36,000	NZD for USD	4/30/10	25,034	(188)
89,000	NZD for USD	4/30/10	61,890	644
288,200	NZD for USD	4/30/10	200,412	(2,119)
433,000	SEK for USD	4/30/10	60,738	672
670,000	SEK for USD	4/30/10	93,982	965
			$7,863,452	$(125,782)
(Value on Settlement Date $7,989,234)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
13	S&P 500 E-Mini Futures	March 2010	$ 717,210	$ 6,252
63	U.S. Long Bond	June 2010	7,414,313	80,301
			$8,131,523	$86,553

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
186	U.S. Treasury 2-Year Notes	June 2010	$40,443,375	$(84,697)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$5,800,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$179,753

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts, and/or swap agreements. At the period end, the aggregate value of securities pledged was $49,109,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $16,432,428, which represented 1.0% of total net assets.

(5)	When-issued security.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(7)	Final maturity indicated, unless otherwise noted.
(8)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(9)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$752,075,382	–	–
Foreign Common Stocks	50,849,104	$201,045,282	–
U.S. Treasury Securities	–	179,601,886	–
Corporate Bonds	–	137,876,806	–
U.S. Government Agency Mortgage-Backed Securities	–	102,085,401	–
Sovereign Governments & Agencies	–	43,290,454	–
U.S. Government Agency Securities and Equivalents	–	38,278,876	–
Collateralized Mortgage Obligations	–	11,489,947	–
Municipal Securities	–	9,761,677	–
Commercial Mortgage-Backed Securities	–	8,612,906	–
Convertible Preferred Stocks	–	612,635	–
Asset-Backed Securities	–	410,097	–
Preferred Stocks	–	160,844	–
Temporary Cash Investments	90,195,151	–	–
Total Value of Investment Securities	$893,119,637	$733,226,811	–

Strategic Allocation: Moderate – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

	Level 1	Level 2	Level 3
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$(82,773)	–
Futures Contracts	$1,856	–	–
Swap Agreements	–	179,753	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$1,856	$ 96,980	–

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,487,759,771
Gross tax appreciation of investments	$ 159,013,986
Gross tax depreciation of investments	(20,427,309)
Net tax appreciation (depreciation) of investments	$ 138,586,677

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 28, 2010

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

COMMON STOCKS ― 76.3%
AEROSPACE & DEFENSE ― 1.4%
AAR Corp.(1)	856	$ 19,414
AerCap Holdings NV(1)	11,953	113,673
BE Aerospace, Inc.(1)	42,700	1,105,930
Ceradyne, Inc.(1)	897	20,218
Curtiss-Wright Corp.	3,176	101,791
Esterline Technologies Corp.(1)	487	20,040
Global Defense Technology & Systems, Inc.(1)	2,500	33,700
Goodrich Corp.	33,250	2,182,198
Honeywell International, Inc.	43,600	1,750,976
L-3 Communications Holdings, Inc.	18,320	1,674,814
Lockheed Martin Corp.	5,500	427,680
Moog, Inc., Class A(1)	1,516	51,483
Northrop Grumman Corp.	24,884	1,524,394
Precision Castparts Corp.	9,500	1,071,125
Raytheon Co.	19,216	1,080,708
Rockwell Collins, Inc.	33,700	1,896,636
Rolls-Royce Group plc(1)	87,780	746,866
Stanley, Inc.(1)	602	15,176
Triumph Group, Inc.	663	34,702
		13,871,524
AIR FREIGHT & LOGISTICS ― 0.6%
Atlas Air Worldwide Holdings, Inc.(1)	1,590	71,677
C.H. Robinson Worldwide, Inc.	2,442	130,232
FedEx Corp.	28,120	2,383,451
Hub Group, Inc., Class A(1)	3,068	82,744
United Parcel Service, Inc., Class B	55,461	3,257,779
UTi Worldwide, Inc.	1,800	26,874
		5,952,757
AIRLINES ― 0.1%
Allegiant Travel Co.(1)	282	14,703
British Airways plc(1)	87,990	283,361
Copa Holdings SA, Class A	364	19,798
Gol Linhas Aereas Inteligentes SA ADR(1)	3,323	45,525
JetBlue Airways Corp.(1)	3,000	15,840
Ryanair Holdings plc ADR(1)	16,027	440,262
SkyWest, Inc.	1,037	15,306
Southwest Airlines Co.	21,238	267,174
Turk Hava Yollari AO	72,188	228,724
UAL Corp.(1)	5,085	87,208
		1,417,901
AUTO COMPONENTS ― 0.6%
ArvinMeritor, Inc.(1)	1,128	13,153
Autoliv, Inc.(1)	44,630	1,990,944
BorgWarner, Inc.(1)	44,200	1,655,732
Cooper Tire & Rubber Co.	6,227	109,222
Dana Holding Corp.(1)	1,400	15,918
Gentex Corp.	21,940	425,855
Hankook Tire Co. Ltd.	23,540	470,841

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Lear Corp.(1)	200	$ 13,854
NGK Insulators Ltd.	20,000	431,538
Standard Motor Products, Inc.	2,086	16,917
TRW Automotive Holdings Corp.(1)	37,481	1,007,114
		6,151,088
AUTOMOBILES ― 0.7%
Daimler AG	28,850	1,204,435
Ford Motor Co.(1)	81,100	952,114
Honda Motor Co. Ltd.	60,700	2,104,294
Hyundai Motor Co.	18,824	1,866,334
PT Astra International Tbk	179,500	702,599
		6,829,776
BEVERAGES ― 1.2%
Anheuser-Busch InBev NV	16,569	829,349
Boston Beer Co., Inc., Class A(1)	2,571	121,660
Cia de Bebidas das Americas Preference Shares ADR	6,613	641,130
Coca-Cola Co. (The)	114,025	6,011,398
Coca-Cola Enterprises, Inc.	43,727	1,117,225
Cott Corp.(1)	14,140	101,667
Pepsi Bottling Group, Inc.	878	33,566
PepsiCo, Inc.	42,350	2,645,604
Pernod-Ricard SA	11,816	890,218
		12,391,817
BIOTECHNOLOGY ― 1.1%
Acorda Therapeutics, Inc.(1)	1,222	36,880
Alexion Pharmaceuticals, Inc.(1)	43,000	2,129,360
Alnylam Pharmaceuticals, Inc.(1)	648	11,288
Amgen, Inc.(1)	83,538	4,729,086
Biogen Idec, Inc.(1)	3,021	166,185
Celgene Corp.(1)	5,588	332,598
Cubist Pharmaceuticals, Inc.(1)	9,241	194,431
Gilead Sciences, Inc.(1)	51,181	2,436,727
Human Genome Sciences, Inc.(1)	2,406	67,729
Martek Biosciences Corp.(1)	556	11,026
Onyx Pharmaceuticals, Inc.(1)	1,882	52,244
PDL BioPharma, Inc.	6,225	43,575
Regeneron Pharmaceuticals, Inc.(1)	1,402	34,293
Talecris Biotherapeutics Holdings Corp.(1)	19,830	424,759
Vertex Pharmaceuticals, Inc.(1)	7,600	308,636
		10,978,817
BUILDING PRODUCTS ― 0.1%
Apogee Enterprises, Inc.	900	12,861
Asahi Glass Co. Ltd.	72,000	718,825
Griffon Corp.(1)	1,569	19,424
Masco Corp.	17,185	229,763
Nortek, Inc.(1)	150	5,625
Simpson Manufacturing Co., Inc.	1,272	31,266
		1,017,764
CAPITAL MARKETS ― 2.2%
AllianceBernstein Holding LP	3,772	102,033
Ameriprise Financial, Inc.	16,266	651,128

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Apollo Investment Corp.	3,413	$ 39,795
Ares Capital Corp.	3,961	51,770
Artio Global Investors, Inc.	2,028	49,443
Bank of New York Mellon Corp. (The)	52,864	1,507,681
BlackRock, Inc.	2,051	448,759
Blackstone Group LP (The)	32,341	452,127
Calamos Asset Management, Inc., Class A	2,258	30,122
Charles Schwab Corp. (The)	84,000	1,538,040
Cohen & Steers, Inc.	4,734	103,012
Credit Suisse Group AG	42,930	1,906,224
E*TRADE Financial Corp.(1)	28,938	46,590
Evercore Partners, Inc., Class A	2,866	86,295
Federated Investors, Inc., Class B	10,219	255,577
Fifth Street Finance Corp.	1,820	20,621
Fortress Investment Group LLC, Class A(1)	55,243	222,629
Franklin Resources, Inc.	6,500	661,180
Goldman Sachs Group, Inc. (The)	26,510	4,144,838
HFF, Inc., Class A(1)	8,928	60,264
Invesco Ltd.	10,428	204,389
Investment Technology Group, Inc.(1)	3,344	56,915
Janus Capital Group, Inc.	54,100	676,250
Jefferies Group, Inc.	89,300	2,228,928
Knight Capital Group, Inc., Class A(1)	1,020	16,463
Lazard Ltd., Class A	57,800	2,076,754
Legg Mason, Inc.	1,289	33,321
MCG Capital Corp.(1)	4,384	22,446
Morgan Stanley	58,865	1,658,816
Northern Trust Corp.	22,642	1,206,592
PennantPark Investment Corp.	2,188	22,318
Prospect Capital Corp.	2,624	30,491
Pzena Investment Management, Inc., Class A(1)	2,426	14,556
State Street Corp.	4,754	213,502
TD Ameritrade Holding Corp.(1)	11,726	205,088
TradeStation Group, Inc.(1)	3,957	27,303
Waddell & Reed Financial, Inc., Class A	23,300	766,104
		21,838,364
CHEMICALS ― 1.7%
A. Schulman, Inc.	830	19,555
Air Liquide SA	9,460	1,129,811
Airgas, Inc.	8,200	525,948
Arch Chemicals, Inc.	981	30,284
Ashland, Inc.	3,014	141,899
BASF SE	22,010	1,235,959
Cabot Corp.	4,486	130,363
Celanese Corp., Series A	72,405	2,258,312
CF Industries Holdings, Inc.	14,120	1,500,109
Cytec Industries, Inc.	728	31,064
E.I. du Pont de Nemours & Co.	28,900	974,508
Eastman Chemical Co.	2,481	147,744
Ferro Corp.(1)	2,442	20,000
H.B. Fuller Co.	1,088	22,837

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Huntsman Corp.	60,900	$ 836,157
Intrepid Potash, Inc.(1)	1,112	30,602
Israel Chemicals Ltd.	29,257	361,072
Kraton Performance Polymers, Inc.(1)	1,477	19,925
LG Chem Ltd.	1,902	352,556
Minerals Technologies, Inc.	5,903	288,244
Mosaic Co. (The)	29,200	1,704,988
Olin Corp.	1,718	30,082
OM Group, Inc.(1)	12,677	436,342
PPG Industries, Inc.	31,900	1,963,126
Sensient Technologies Corp.	1,601	42,298
Sociedad Quimica y Minera de Chile SA ADR	8,237	301,062
Solutia, Inc.(1)	9,983	140,461
Syngenta AG	3,230	835,876
Terra Industries, Inc.	12,818	527,717
Valspar Corp.	6,798	185,993
W.R. Grace & Co.(1)	3,442	99,680
Yara International ASA	13,840	570,070
		16,894,644
COMMERCIAL BANKS ― 3.9%
American National Bankshares, Inc.	931	18,629
Associated Banc-Corp.	1,926	24,865
Asya Katilim Bankasi AS(1)	174,552	410,843
Banco Santander Brasil SA ADR	73,660	880,974
Banco Santander SA	117,587	1,528,913
Bank of Hawaii Corp.	6,617	279,304
Barclays plc	399,279	1,902,564
BB&T Corp.	1,303	37,175
BNP Paribas	19,423	1,405,147
Boston Private Financial Holdings, Inc.	4,679	32,051
Canadian Imperial Bank of Commerce	161	10,702
CapitalSource, Inc.	6,791	37,351
Cathay General Bancorp.	13,618	132,503
CIMB Group Holdings Bhd	196,000	749,091
City Holding Co.	512	16,430
City National Corp.	3,309	165,185
Columbia Banking System, Inc.	4,665	95,446
Comerica, Inc.	27,700	999,416
Commerce Bancshares, Inc.	8,523	345,267
Commonwealth Bank of Australia	22,090	1,067,457
Credicorp Ltd.	6,604	515,772
Cullen/Frost Bankers, Inc.	400	21,660
CVB Financial Corp.	1,877	17,456
DnB NOR ASA(1)	66,110	718,246
East West Bancorp., Inc.	7,568	132,591
Fifth Third Bancorp.	97,662	1,192,453
First Citizens BancShares, Inc., Class A	85	15,554
First Horizon National Corp.(1)	14,348	183,654
First Midwest Bancorp., Inc.	1,531	20,806
FirstMerit Corp.	1,510	31,921
FNB Corp.	2,424	18,422

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Fulton Financial Corp.	5,772	$ 55,527
Grupo Financiero Banorte SAB de CV, Series O	116,192	435,184
Hampton Roads Bankshares, Inc.	1,965	3,537
HDFC Bank Ltd.	13,427	496,483
Heritage Financial Corp.(1)	2,015	29,802
HSBC Holdings plc (Hong Kong)	231,759	2,563,273
Huntington Bancshares, Inc.	51,601	248,201
IBERIABANK Corp.	278	15,877
ICICI Bank Ltd.	22,060	417,300
Independent Bank Corp.	2,023	49,725
Industrial & Commercial Bank of China Ltd. H Shares	1,287,000	910,267
Itau Unibanco Holding SA Preference Shares	95,751	1,919,100
Kasikornbank PCL NVDR	11,900	31,131
KBC Groep NV(1)	14,360	649,365
KeyCorp	22,906	163,778
Lakeland Financial Corp.	1,186	20,885
Marshall & Ilsley Corp.	35,633	252,282
MB Financial, Inc.	735	14,957
Mitsubishi UFJ Financial Group, Inc.	173,000	874,298
National Bankshares, Inc.	654	17,717
Old National Bancorp.	1,920	21,811
OTP Bank plc(1)	23,891	657,439
Pacific Continental Corp.	1,572	15,877
PNC Financial Services Group, Inc.	17,881	961,283
Powszechna Kasa Oszczednosci Bank Polski SA	105,340	1,336,981
PT Bank Rakyat Indonesia	1,420,500	1,095,804
Regions Financial Corp.	30,388	205,119
Sberbank of Russian Federation	589,629	1,477,021
Shinhan Financial Group Co. Ltd.	18,420	658,254
Standard Chartered plc	22,604	538,368
Sterling Bancshares, Inc.	8,292	39,138
SunTrust Banks, Inc.	6,033	143,646
Synovus Financial Corp.	10,546	30,056
TCF Financial Corp.	2,303	33,255
Trico Bancshares	343	6,270
Trustmark Corp.	662	15,094
Turkiye Garanti Bankasi AS	287,299	1,058,910
U.S. Bancorp.	62,663	1,542,136
United Bankshares, Inc.	4,354	107,196
United Overseas Bank Ltd.	54,000	716,056
Valley National Bancorp.	1,344	19,354
Washington Banking Co.	2,387	28,572
Webster Financial Corp.	1,492	23,872
Wells Fargo & Co.	189,124	5,170,650
Westamerica Bancorp.	722	39,623
Whitney Holding Corp.	4,874	62,631
Wilmington Trust Corp.	4,342	62,612
Zions Bancorp.	11,255	208,668
		38,452,233
COMMERCIAL SERVICES & SUPPLIES ― 0.4%
ABM Industries, Inc.	998	20,439

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ATC Technology Corp.(1)	759	$ 17,009
Avery Dennison Corp.	8,200	259,120
Brink's Co. (The)	1,391	35,443
Cintas Corp.	8,975	222,490
Consolidated Graphics, Inc.(1)	1,154	51,399
Ennis, Inc.	1,511	23,224
IESI-BFC Ltd.	11,564	203,758
Pitney Bowes, Inc.	38,094	872,353
R.R. Donnelley & Sons Co.	22,615	449,812
Republic Services, Inc.	23,368	657,576
SYKES Enterprises, Inc.(1)	3,047	72,549
US Ecology, Inc.	2,782	41,424
Waste Connections, Inc.(1)	1,036	34,830
Waste Management, Inc.	38,440	1,269,289
		4,230,715
COMMUNICATIONS EQUIPMENT ― 1.7%
Acme Packet, Inc.(1)	7,541	125,708
ADC Telecommunications, Inc.(1)	18,706	118,596
Arris Group, Inc.(1)	38,292	395,173
Bel Fuse, Inc., Class B	1,364	31,004
Black Box Corp.	442	12,787
Blue Coat Systems, Inc.(1)	2,666	77,261
Ceragon Networks Ltd.(1)	1,754	20,452
Ciena Corp.(1)	20,524	294,314
Cisco Systems, Inc.(1)	255,942	6,227,069
Comba Telecom Systems Holdings Ltd.	278,000	301,561
CommScope, Inc.(1)	9,255	235,910
Emulex Corp.(1)	38,918	494,259
F5 Networks, Inc.(1)	52,900	2,951,820
Harmonic, Inc.(1)	10,213	66,997
Harris Corp.	2,834	128,153
Netgear, Inc.(1)	4,548	115,292
Opnext, Inc.(1)	5,900	12,036
Palm, Inc.(1)	6,442	39,296
Plantronics, Inc.	5,987	170,210
Polycom, Inc.(1)	4,654	121,516
QUALCOMM, Inc.	81,917	3,005,535
Research In Motion Ltd.(1)	8,434	597,802
Tellabs, Inc.	16,841	116,371
ZTE Corp. H Shares	173,600	1,073,517
		16,732,639
COMPUTERS & PERIPHERALS ― 2.8%
Acer, Inc.	208,000	583,678
Apple, Inc.(1)	39,128	8,006,371
Dell, Inc.(1)	99,300	1,313,739
Diebold, Inc.	14,225	411,956
Electronics for Imaging, Inc.(1)	2,523	29,923
EMC Corp.(1)	67,390	1,178,651
Hewlett-Packard Co.	124,087	6,302,379
Intevac, Inc.(1)	1,417	20,079
Lexmark International, Inc., Class A(1)	43,516	1,466,924

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

NCR Corp.(1)	12,180	$ 153,712
NetApp, Inc.(1)	43,500	1,305,435
Novatel Wireless, Inc.(1)	3,075	20,479
QLogic Corp.(1)	24,500	445,900
SanDisk Corp.(1)	8,929	260,102
Seagate Technology(1)	135,976	2,707,282
Silicon Graphics International Corp.(1)	1,783	19,149
Super Micro Computer, Inc.(1)	2,780	41,728
Synaptics, Inc.(1)	2,059	54,975
Western Digital Corp.(1)	53,418	2,063,537
Wistron Corp.	543,599	932,199
Xyratex Ltd.(1)	3,394	44,835
		27,363,033
CONSTRUCTION & ENGINEERING ― 0.6%
AECOM Technology Corp.(1)	35,983	975,139
Chicago Bridge & Iron Co. NV New York Shares(1)	46,500	1,008,585
Comfort Systems USA, Inc.	1,626	19,057
EMCOR Group, Inc.(1)	20,801	478,839
Fluor Corp.	9,931	425,047
Granite Construction, Inc.	3,726	102,949
JGC Corp.	30,000	563,903
KBR, Inc.	800	16,568
KHD Humboldt Wedag International Ltd.(1)	1,092	14,797
Larsen & Toubro Ltd.	9,720	329,791
Orascom Construction Industries	7,734	342,135
Pike Electric Corp.(1)	3,074	25,883
Samsung Engineering Co. Ltd.	6,652	702,535
Shaw Group, Inc. (The)(1)	13,841	480,283
URS Corp.(1)	2,849	132,478
		5,617,989
CONSTRUCTION MATERIALS ― 0.2%
HeidelbergCement AG	16,511	841,396
Martin Marietta Materials, Inc.	253	20,043
PT Semen Gresik Persero Tbk	570,000	465,434
Texas Industries, Inc.	876	31,124
Vulcan Materials Co.	7,073	307,039
		1,665,036
CONSUMER FINANCE ― 0.6%
American Express Co.	42,100	1,607,799
AmeriCredit Corp.(1)	63,774	1,418,971
Cash America International, Inc.	15,126	579,780
Discover Financial Services	55,558	758,367
Dollar Financial Corp.(1)	6,048	135,717
ORIX Corp.	16,440	1,261,982
World Acceptance Corp.(1)	3,565	148,981
		5,911,597
CONTAINERS & PACKAGING ― 0.2%
Bemis Co., Inc.	19,497	570,677
Graphic Packaging Holding Co.(1)	32,508	113,128
Pactiv Corp.(1)	8,250	204,270
Rock-Tenn Co., Class A	7,074	295,976

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Silgan Holdings, Inc.	3,005	$ 171,616
Sonoco Products Co.	11,962	353,836
		1,709,503
DISTRIBUTORS ― 0.2%
Core-Mark Holding Co., Inc.(1)	576	18,455
Genuine Parts Co.	15,213	613,997
Li & Fung Ltd.	286,000	1,330,121
		1,962,573
DIVERSIFIED ― 0.2%
iShares MSCI Emerging Markets Index Fund	7,760	302,330
iShares Russell 2000 Index Fund	812	50,994
iShares Russell 2000 Value Index Fund	3,091	182,338
iShares Russell Midcap Value Index Fund	15,869	597,626
Nomura ETF - Nikkei 225	8,170	938,890
		2,072,178
DIVERSIFIED CONSUMER SERVICES ― 0.1%
Corinthian Colleges, Inc.(1)	2,894	46,941
H&R Block, Inc.	24,200	418,176
Lincoln Educational Services Corp.(1)	1,741	38,824
Matthews International Corp., Class A	1,196	40,090
Regis Corp.	1,348	22,282
Sotheby's	1,505	36,572
		602,885
DIVERSIFIED FINANCIAL SERVICES ― 1.3%
Bank of America Corp.	327,800	5,461,148
BM&FBOVESPA SA	128,500	836,923
Citigroup, Inc.(1)	201,604	685,453
JPMorgan Chase & Co.	138,931	5,830,934
		12,814,458
DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.2%
AboveNet, Inc.(1)	1,289	78,784
AT&T, Inc.	200,566	4,976,042
Atlantic Tele-Network, Inc.	412	18,079
BCE, Inc.	14,396	399,509
CenturyTel, Inc.	28,982	993,213
Iowa Telecommunications Services, Inc.	11,790	190,408
Koninklijke KPN NV	30,000	477,939
Telefonica SA	45,530	1,069,120
Verizon Communications, Inc.	84,710	2,450,660
Vimpel-Communications ADR	70,905	1,315,288
		11,969,042
ELECTRIC UTILITIES ― 0.7%
American Electric Power Co., Inc.	2,339	78,637
Central Vermont Public Service Corp.	1,286	25,283
CEZ AS	21,090	964,408
Cleco Corp.	1,439	36,320
E.ON AG	15,470	550,948
Empire District Electric Co. (The)	1,657	29,677
Entergy Corp.	2,054	156,042
Exelon Corp.	26,082	1,129,351
FPL Group, Inc.	10,856	503,393

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Great Plains Energy, Inc.	10,297	$ 183,390
IDACORP, Inc.	16,910	558,537
MGE Energy, Inc.	978	32,421
Northeast Utilities	17,709	453,350
Portland General Electric Co.	23,366	420,354
PPL Corp.	27,900	794,592
Unitil Corp.	930	20,227
Westar Energy, Inc.	30,467	651,994
		6,588,924
ELECTRICAL EQUIPMENT ― 0.5%
ABB Ltd.(1)	32,850	664,492
Acuity Brands, Inc.	646	25,181
Belden, Inc.	1,297	27,470
Brady Corp., Class A	1,067	29,897
Cooper Industries plc	3,710	168,286
Crompton Greaves Ltd.	36,201	326,951
Emerson Electric Co.	5,040	238,594
Encore Wire Corp.	2,136	42,934
General Cable Corp.(1)	618	15,098
GrafTech International Ltd.(1)	21,243	265,325
Hubbell, Inc., Class B	9,286	435,049
II-VI, Inc.(1)	926	25,965
Legrand SA	20,241	633,769
LSI Industries, Inc.	4,241	25,997
Regal-Beloit Corp.	487	27,477
Rockwell Automation, Inc.	32,481	1,756,897
Thomas & Betts Corp.(1)	559	20,180
Trina Solar Ltd. ADR(1)	2,106	46,332
Woodward Governor Co.	3,201	92,157
Zhuzhou CSR Times Electric Co. Ltd. H Shares	175,000	344,041
		5,212,092
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 1.3%
Agilent Technologies, Inc.(1)	88,200	2,774,772
Anixter International, Inc.(1)	3,002	125,303
Arrow Electronics, Inc.(1)	16,518	465,973
Avnet, Inc.(1)	4,692	129,546
Benchmark Electronics, Inc.(1)	1,645	32,571
Celestica, Inc.(1)	40,315	412,826
Coherent, Inc.(1)	514	16,340
Electro Scientific Industries, Inc.(1)	2,597	32,488
Hon Hai Precision Industry Co. Ltd.	619,235	2,452,034
HOYA Corp.	34,600	866,899
Jabil Circuit, Inc.	114,400	1,735,448
Littelfuse, Inc.(1)	3,418	121,647
Methode Electronics, Inc.	1,489	18,523
Molex, Inc.	74,356	1,520,580
Nidec Corp.	11,000	1,068,490
OSI Systems, Inc.(1)	3,509	108,218
Park Electrochemical Corp.	908	24,679
PC Connection, Inc.(1)	2,648	16,629
Plexus Corp.(1)	726	25,040

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Prime View International Co. Ltd.(1)	119,090	$ 234,300
Rogers Corp.(1)	1,471	40,379
Sanmina-SCI Corp.(1)	2,136	35,329
SMART Modular Technologies (WWH), Inc.(1)	9,153	58,579
Tech Data Corp.(1)	7,016	300,565
TTM Technologies, Inc.(1)	1,657	14,151
Vishay Intertechnology, Inc.(1)	2,471	25,328
Young Fast Optoelectronics Co. Ltd.	31,000	279,819
		12,936,456
ENERGY EQUIPMENT & SERVICES ― 1.2%
Atwood Oceanics, Inc.(1)	39,300	1,314,978
Baker Hughes, Inc.	10,079	482,986
BJ Services Co.	8,720	190,532
Bristow Group, Inc.(1)	842	30,489
Cameron International Corp.(1)	42,700	1,756,251
China Oilfield Services Ltd. H Shares	342,000	470,560
Complete Production Services, Inc.(1)	8,484	118,437
Diamond Offshore Drilling, Inc.	2,200	192,104
Dril-Quip, Inc.(1)	1,207	66,047
Ensco International plc ADR	6,046	267,052
Global Industries Ltd.(1)	2,320	15,660
Halliburton Co.	15,987	482,008
Helix Energy Solutions Group, Inc.(1)	3,541	40,757
Key Energy Services, Inc.(1)	2,771	28,098
National Oilwell Varco, Inc.	26,922	1,170,299
Noble Corp.(1)	693	29,286
North American Energy Partners, Inc.(1)	1,485	15,132
Oil States International, Inc.(1)	6,945	298,774
Rowan Cos., Inc.(1)	1,126	29,298
Saipem SpA	71,442	2,362,907
Schlumberger Ltd.	37,518	2,292,350
Smith International, Inc.	2,628	107,722
Superior Energy Services, Inc.(1)	1,100	22,737
Transocean Ltd.(1)	6,776	540,860
Unit Corp.(1)	560	24,343
		12,349,667
FOOD & STAPLES RETAILING ― 1.7%
BJ's Wholesale Club, Inc.(1)	400	14,468
Casey's General Stores, Inc.	500	15,205
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	15,400	520,676
CP ALL PCL	925,700	660,714
Kroger Co. (The)	25,500	563,550
Metro AG	11,910	610,661
Ruddick Corp.	627	18,371
Shoprite Holdings Ltd.	46,997	455,821
SUPERVALU, INC.	11,707	178,766
SYSCO Corp.	52,772	1,525,111
Tesco plc	224,670	1,437,795
Walgreen Co.	71,300	2,512,612
Wal-Mart de Mexico SAB de CV	160,966	799,262
Wal-Mart Stores, Inc.	110,169	5,956,838

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Weis Markets, Inc.	1,717	$ 59,923
Wesfarmers Ltd.	25,584	713,761
X5 Retail Group NV GDR(1)	18,211	586,394
		16,629,928
FOOD PRODUCTS ― 1.9%
American Italian Pasta Co., Class A(1)	807	31,312
Archer-Daniels-Midland Co.	63,548	1,865,769
B&G Foods, Inc., Class A	1,574	14,654
Campbell Soup Co.	20,031	667,633
ConAgra Foods, Inc.	64,631	1,580,874
Danone SA	7,172	419,439
Dean Foods Co.(1)	5,199	75,853
Dole Food Co., Inc.(1)	9,762	114,508
Farmer Bros. Co.	854	15,381
Flowers Foods, Inc.	3,897	99,335
Fresh Del Monte Produce, Inc.(1)	1,178	22,865
General Mills, Inc.	24,884	1,791,897
Green Mountain Coffee Roasters, Inc.(1)	7,800	658,242
H.J. Heinz Co.	31,707	1,455,351
Hershey Co. (The)	7,556	300,427
J&J Snack Foods Corp.	2,301	98,276
J.M. Smucker Co. (The)	8,545	509,966
Kellogg Co.	30,830	1,607,784
Kraft Foods, Inc., Class A	27,282	775,627
Lancaster Colony Corp.	2,431	139,880
Mead Johnson Nutrition Co., Class A	40,638	1,922,177
Nestle SA	37,720	1,876,783
Ralcorp Holdings, Inc.(1)	225	15,032
Seneca Foods Corp., Class A(1)	970	25,365
Smithfield Foods, Inc.(1)	7,190	123,740
TreeHouse Foods, Inc.(1)	336	14,458
Unilever NV CVA	52,860	1,590,688
Unilever NV New York Shares	13,100	394,179
Wimm-Bill-Dann Foods OJSC ADR(1)	32,366	662,856
		18,870,351
GAS UTILITIES ― 0.2%
AGL Resources, Inc.	3,448	125,266
Atmos Energy Corp.	1,232	33,831
Chesapeake Utilities Corp.	646	19,354
China Resources Gas Group Ltd.	219,400	317,137
Laclede Group, Inc. (The)	2,500	81,975
New Jersey Resources Corp.	2,574	93,745
Nicor, Inc.	759	31,612
Northwest Natural Gas Co.	680	29,913
Piedmont Natural Gas Co., Inc.	542	14,000
PT Perusahaan Gas Negara	1,898,000	739,267
South Jersey Industries, Inc.	673	26,832
Southwest Gas Corp.	15,777	450,907
Spectra Energy Partners LP	1,074	32,199
UGI Corp.	2,249	56,337

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

WGL Holdings, Inc.	1,482	$ 48,684
		2,101,059
HEALTH CARE EQUIPMENT & SUPPLIES ― 1.5%
Abaxis, Inc.(1)	843	21,404
Align Technology, Inc.(1)	1,691	30,607
American Medical Systems Holdings, Inc.(1)	3,212	58,202
Analogic Corp.	528	21,806
Baxter International, Inc.	36,040	2,051,757
Beckman Coulter, Inc.	4,797	314,491
Becton, Dickinson & Co.	16,867	1,313,433
Boston Scientific Corp.(1)	30,805	238,431
C.R. Bard, Inc.	11,465	960,538
CareFusion Corp.(1)	3,741	94,423
CONMED Corp.(1)	600	13,128
Covidien plc	49,200	2,416,704
Cutera, Inc.(1)	4,566	42,921
Cynosure, Inc., Class A(1)	2,516	24,883
Edwards Lifesciences Corp.(1)	14,600	1,340,718
Gen-Probe, Inc.(1)	10,041	452,648
Getinge AB B Shares	31,350	722,873
Haemonetics Corp.(1)	1,509	80,717
Hospira, Inc.(1)	1,126	58,924
Immucor, Inc.(1)	3,640	70,361
Integra LifeSciences Holdings Corp.(1)	1,255	49,949
Intuitive Surgical, Inc.(1)	262	90,951
Masimo Corp.(1)	2,116	58,592
Medtronic, Inc.	15,776	684,678
Meridian Bioscience, Inc.	2,620	58,059
Mindray Medical International Ltd. ADR	20,180	770,069
NuVasive, Inc.(1)	957	38,232
Sonova Holding AG	6,400	798,325
St. Jude Medical, Inc.(1)	4,664	178,258
STERIS Corp.	12,731	402,427
Supermax Corp. Bhd	191,300	331,990
Symmetry Medical, Inc.(1)	32,890	282,854
Syneron Medical Ltd.(1)	3,713	35,459
Thoratec Corp.(1)	2,264	65,316
Utah Medical Products, Inc.	932	25,425
Volcano Corp.(1)	1,470	30,267
West Pharmaceutical Services, Inc.	2,001	77,939
Young Innovations, Inc.	3,849	103,153
Zimmer Holdings, Inc.(1)	4,576	262,342
Zoll Medical Corp.(1)	323	8,372
		14,681,626
HEALTH CARE PROVIDERS & SERVICES ― 2.3%
Aetna, Inc.	12,200	365,878
Alliance HealthCare Services, Inc.(1)	6,341	31,642
Almost Family, Inc.(1)	421	15,181
Amedisys, Inc.(1)	825	47,561
AMERIGROUP Corp.(1)	3,637	95,580
AmerisourceBergen Corp.	95,600	2,680,624

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Amsurg Corp.(1)	1,689	$ 34,895
Assisted Living Concepts, Inc., Class A(1)	999	27,642
Cardinal Health, Inc.	34,411	1,168,942
Catalyst Health Solutions, Inc.(1)	1,705	64,262
Centene Corp.(1)	6,002	107,256
Chemed Corp.	1,633	87,464
Coventry Health Care, Inc.(1)	25,324	587,010
Emergency Medical Services Corp., Class A(1)	1,704	88,710
Emeritus Corp.(1)	12,609	221,162
Express Scripts, Inc.(1)	59,410	5,703,954
Fresenius Medical Care AG & Co. KGaA	17,970	938,380
Genoptix, Inc.(1)	1,604	52,242
Health Management Associates, Inc., Class A(1)	93,100	678,699
HealthSouth Corp.(1)	6,540	113,142
HMS Holdings Corp.(1)	1,161	53,452
Humana, Inc.(1)	24,175	1,144,203
Kindred Healthcare, Inc.(1)	983	17,124
LifePoint Hospitals, Inc.(1)	15,844	483,242
Magellan Health Services, Inc.(1)	5,129	215,008
Medco Health Solutions, Inc.(1)	54,039	3,417,426
National Healthcare Corp.	1,293	47,570
Owens & Minor, Inc.	2,057	91,845
Patterson Cos., Inc.(1)	5,156	153,030
PharMerica Corp.(1)	2,682	45,996
PSS World Medical, Inc.(1)	3,723	78,518
Psychiatric Solutions, Inc.(1)	1,397	29,966
Quest Diagnostics, Inc.	4,200	238,350
Select Medical Holdings Corp.(1)	28,739	235,372
Sinopharm Group Co. H Shares(1)	129,200	581,738
U.S. Physical Therapy, Inc.(1)	1,714	28,110
UnitedHealth Group, Inc.	20,148	682,211
Universal Health Services, Inc., Class B	6,764	209,819
WellCare Health Plans, Inc.(1)	13,534	361,358
WellPoint, Inc.(1)	18,535	1,146,761
		22,371,325
HEALTH CARE TECHNOLOGY ― 0.1%
Allscripts-Misys Healthcare Solutions, Inc.(1)	57,600	1,030,464
athenahealth, Inc.(1)	957	35,256
Eclipsys Corp.(1)	1,963	36,532
MedAssets, Inc.(1)	2,077	44,967
Phase Forward, Inc.(1)	2,613	31,173
Quality Systems, Inc.	1,038	59,415
		1,237,807
HOTELS, RESTAURANTS & LEISURE ― 1.7%
Bally Technologies, Inc.(1)	17,317	717,097
Bob Evans Farms, Inc.	870	24,804
Carnival plc	24,110	912,088
CEC Entertainment, Inc.(1)	13,969	489,614
Chipotle Mexican Grill, Inc.(1)	6,100	638,731
Choice Hotels International, Inc.	5,100	168,504
Compass Group plc	164,280	1,221,409

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Ctrip.com International Ltd. ADR(1)	66,234	$ 2,532,126
Darden Restaurants, Inc.	5,000	202,750
Hyatt Hotels Corp., Class A(1)	8,588	287,097
Intercontinental Hotels Group plc	44,590	625,516
International Speedway Corp., Class A	17,904	478,216
Jack in the Box, Inc.(1)	1,085	22,915
Las Vegas Sands Corp.(1)	57,400	954,562
Marriott International, Inc., Class A	6,900	187,059
McDonald's Corp.	11,804	753,685
MGM Mirage(1)	10,152	107,002
Panera Bread Co., Class A(1)	7,311	532,168
Red Robin Gourmet Burgers, Inc.(1)	1,428	28,317
Royal Caribbean Cruises Ltd.(1)	48,400	1,368,268
Ruby Tuesday, Inc.(1)	2,382	19,270
Speedway Motorsports, Inc.	21,965	383,948
Starbucks Corp.(1)	8,600	197,026
Starwood Hotels & Resorts Worldwide, Inc.	91,337	3,534,742
WMS Industries, Inc.(1)	7,449	282,541
Wynn Resorts Ltd.	10,000	635,700
		17,305,155
HOUSEHOLD DURABLES ― 1.1%
American Greetings Corp., Class A	6,047	115,316
CSS Industries, Inc	847	14,297
D.R. Horton, Inc.	10,021	123,859
Desarrolladora Homex SAB de CV(1)	48,610	221,778
Fortune Brands, Inc.	14,517	636,280
Harman International Industries, Inc.(1)	35,607	1,536,086
Helen of Troy Ltd.(1)	500	12,085
La-Z-Boy, Inc.(1)	4,316	54,425
Lennar Corp., Class A	2,556	41,944
LG Electronics, Inc.	2,949	272,043
M.D.C. Holdings, Inc.	447	15,296
M/I Homes, Inc.(1)	1,398	17,964
MRV Engenharia e Participacoes SA	50,000	361,066
National Presto Industries, Inc.(1)	138	17,410
Newell Rubbermaid, Inc.	30,700	422,125
NVR, Inc.(1)	3,206	2,270,810
PDG Realty SA Empreendimentos e Participacoes	45,400	400,703
Ryland Group, Inc.	5,553	125,998
Skyworth Digital Holdings Ltd.	284,000	274,043
Tempur-Pedic International, Inc.(1)	32,312	917,661
Toll Brothers, Inc.(1)	3,865	72,778
Tupperware Brands Corp.	14,200	663,566
Whirlpool Corp.	27,200	2,289,152
		10,876,685
HOUSEHOLD PRODUCTS ― 1.3%
Church & Dwight Co., Inc.	10,000	671,800
Clorox Co.	9,781	599,673
Colgate-Palmolive Co.	17,742	1,471,522
Kimberly-Clark Corp.	26,313	1,598,252
LG Household & Health Care Ltd.	2,404	575,144

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Procter & Gamble Co. (The)	98,163	$ 6,211,755
Reckitt Benckiser Group plc	23,612	1,241,403
Unicharm Corp.	6,100	584,974
WD-40 Co.	795	24,899
		12,979,422
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.3%
China Longyuan Power Group Corp. H Shares(1)	229,000	279,385
Constellation Energy Group, Inc.	37,388	1,311,197
Mirant Corp.(1)	39,042	491,148
NRG Energy, Inc.(1)	26,253	573,366
		2,655,096
INDUSTRIAL CONGLOMERATES ― 0.9%
3M Co.	32,786	2,627,798
Carlisle Cos., Inc.	12,363	424,051
General Electric Co.	246,218	3,954,261
Smiths Group plc	60,380	956,581
Textron, Inc.	24,500	488,040
Tredegar Corp.	926	15,510
Tyco International Ltd.	11,800	425,508
		8,891,749
INSURANCE ― 2.2%
ACE Ltd.(1)	17,612	880,424
Admiral Group plc	54,610	1,032,540
Aflac, Inc.	42,600	2,106,570
Allianz SE	7,200	831,369
Allied World Assurance Co. Holdings Ltd.	9,350	431,035
Allstate Corp. (The)	37,013	1,156,656
American Equity Investment Life Holding Co.	1,846	16,245
American Financial Group, Inc.	26,516	685,969
American International Group, Inc.(1)	1,027	25,439
Amtrust Financial Services, Inc.	4,474	63,397
Aon Corp.	27,891	1,141,858
Aspen Insurance Holdings Ltd.	6,595	186,375
Assured Guaranty Ltd.	920	19,412
Baldwin & Lyons, Inc., Class B	1,449	35,037
Brown & Brown, Inc.	1,957	32,838
China Life Insurance Co. Ltd. H Shares	304,000	1,349,214
Chubb Corp. (The)	40,219	2,029,451
CNA Financial Corp.(1)	11,548	283,965
Conseco, Inc.(1)	5,420	26,992
Delphi Financial Group, Inc., Class A	2,663	56,802
Endurance Specialty Holdings Ltd.	10,104	388,600
Erie Indemnity Co., Class A	2,636	104,438
Genworth Financial, Inc., Class A(1)	2,024	32,263
Hanover Insurance Group, Inc. (The)	801	33,762
Harleysville Group, Inc.	1,046	35,093
Hartford Financial Services Group, Inc. (The)	1,196	29,147
HCC Insurance Holdings, Inc.	18,959	528,956
Horace Mann Educators Corp.	2,450	32,928
Infinity Property & Casualty Corp.	318	12,958
Loews Corp.	12,169	443,682

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Marsh & McLennan Cos., Inc.	57,036	$ 1,324,376
Max Capital Group Ltd.	1,052	25,395
Mercer Insurance Group, Inc.	2,000	35,940
MetLife, Inc.	9,967	362,699
Navigators Group, Inc. (The)(1)	499	18,897
Old Republic International Corp.	1,500	16,935
Ping An Insurance Group Co. of China Ltd. H Shares	51,000	388,964
Platinum Underwriters Holdings Ltd.	1,550	57,954
Principal Financial Group, Inc.	17,243	400,210
ProAssurance Corp.(1)	1,143	60,945
Protective Life Corp.	1,729	31,744
Prudential Financial, Inc.	24,112	1,263,710
QBE Insurance Group Ltd.	29,350	562,894
Reinsurance Group of America, Inc.	599	28,470
RLI Corp.	259	13,802
Safety Insurance Group, Inc.	2,293	85,162
Symetra Financial Corp.(1)	13,639	177,171
Torchmark Corp.	9,500	441,750
Transatlantic Holdings, Inc.	7,129	354,311
Travelers Cos., Inc. (The)	32,615	1,715,223
United Fire & Casualty Co.	1,347	22,899
Unitrin, Inc.	1,105	26,697
Validus Holdings Ltd.	859	24,043
WR Berkley Corp.	654	16,834
XL Capital Ltd., Class A	13,600	248,472
Zenith National Insurance Corp.	774	29,482
		21,768,394
INTERNET & CATALOG RETAIL ― 0.5%
Amazon.com, Inc.(1)	13,738	1,626,579
Netflix, Inc.(1)	7,154	472,522
priceline.com, Inc.(1)	9,316	2,112,496
Rakuten, Inc.	973	750,189
		4,961,786
INTERNET SOFTWARE & SERVICES ― 1.4%
AOL, Inc.(1)	9,069	224,730
Baidu, Inc. ADR(1)	830	430,504
EarthLink, Inc.	15,079	125,759
Equinix, Inc.(1)	26,700	2,522,349
Google, Inc., Class A(1)	11,092	5,843,265
GSI Commerce, Inc.(1)	27,900	696,663
IAC/InterActiveCorp(1)	1,084	24,271
Liquidity Services, Inc.(1)	2,986	36,728
MercadoLibre, Inc.(1)	25,248	1,038,703
NetEase.com, Inc. ADR(1)	7,600	295,336
Sohu.com, Inc.(1)	1,872	95,865
Tencent Holdings Ltd.	116,400	2,282,368
VeriSign, Inc.(1)	4,685	116,750
		13,733,291
IT SERVICES ― 1.6%
Acxiom Corp.(1)	5,954	100,384
Automatic Data Processing, Inc.	6,563	273,086

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

CACI International, Inc., Class A(1)	2,630	$ 130,343
Cass Information Systems, Inc.	1,284	38,867
China Information Security Technology, Inc.(1)	5,920	29,126
Cognizant Technology Solutions Corp., Class A(1)	45,200	2,175,476
Convergys Corp.(1)	39,220	483,975
DST Systems, Inc.(1)	1,485	57,068
Euronet Worldwide, Inc.(1)	1,200	21,744
Fiserv, Inc.(1)	6,500	313,495
Global Payments, Inc.	5,481	234,642
Infosys Technologies Ltd.	49,794	2,810,140
International Business Machines Corp.	42,191	5,365,008
ManTech International Corp., Class A(1)	2,529	124,882
MasterCard, Inc., Class A	3,300	740,421
MAXIMUS, Inc.	559	32,187
NeuStar, Inc., Class A(1)	4,031	93,439
Paychex, Inc.	45,900	1,374,246
SAIC, Inc.(1)	7,558	148,893
Total System Services, Inc.	1,358	19,338
VeriFone Holdings, Inc.(1)	8,700	167,910
Visa, Inc., Class A	1,416	120,756
Western Union Co. (The)	38,646	609,834
Wright Express Corp.(1)	1,822	51,599
		15,516,859
LEISURE EQUIPMENT & PRODUCTS(2)
JAKKS Pacific, Inc.(1)	1,300	16,055
Mattel, Inc.	8,472	186,299
Polaris Industries, Inc.	6,730	307,830
RC2 Corp.(1)	1,068	15,070
Sport Supply Group, Inc.	1,753	21,369
		546,623
LIFE SCIENCES TOOLS & SERVICES ― 0.6%
Bruker Corp.(1)	31,598	394,975
Dionex Corp.(1)	1,018	69,529
Life Technologies Corp.(1)	62,400	3,167,424
Luminex Corp.(1)	2,040	29,886
Millipore Corp.(1)	7,806	736,965
PAREXEL International Corp.(1)	2,169	43,705
Pharmaceutical Product Development, Inc.	2,497	52,587
Thermo Fisher Scientific, Inc.(1)	18,700	911,999
Waters Corp.(1)	11,600	692,056
		6,099,126
MACHINERY ― 2.3%
Actuant Corp., Class A	1,993	36,093
AGCO Corp.(1)	7,941	271,979
Alfa Laval AB	41,750	592,012
Altra Holdings, Inc.(1)	38,241	441,684
Ashok Leyland Ltd.	444,286	478,447
Atlas Copco AB A Shares	107,940	1,527,553
Barnes Group, Inc.	1,804	28,972
Briggs & Stratton Corp.	6,500	113,815
Bucyrus International, Inc.	53,800	3,365,728

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Caterpillar, Inc.	12,254	$ 699,091
CLARCOR, Inc.	617	20,207
Cummins, Inc.	7,790	442,316
Dover Corp.	32,485	1,470,271
Eaton Corp.	22,900	1,559,948
EnPro Industries, Inc.(1)	5,043	139,590
Fanuc Ltd.	7,200	703,427
FreightCar America, Inc.	1,002	21,212
Graco, Inc.	11,186	306,608
IDEX Corp.	646	20,026
Illinois Tool Works, Inc.	31,200	1,420,224
Ingersoll-Rand plc	39,300	1,254,063
Joy Global, Inc.	6,034	306,527
Kadant, Inc.(1)	1,011	13,729
Kaydon Corp.	20,741	674,083
Kennametal, Inc.	31,692	825,577
Kubota Corp.	108,000	950,599
Lincoln Electric Holdings, Inc.	6,155	293,594
Manitowoc Co., Inc. (The)	4,743	55,303
Mueller Industries, Inc.	9,609	215,050
Mueller Water Products, Inc., Class A	7,483	34,646
Navistar International Corp.(1)	4,173	163,415
Pentair, Inc.	630	20,513
RBC Bearings, Inc.(1)	786	19,909
Robbins & Myers, Inc.	5,792	139,993
Stanley Works (The)	30,000	1,717,500
Timken Co.	16,165	424,008
Vallourec SA	2,750	525,546
Volvo AB B Shares	126,520	1,070,925
WABCO Holdings, Inc.	21,085	563,813
		22,927,996
MARINE ― 0.1%
Diana Shipping, Inc.(1)	2,259	31,423
Genco Shipping & Trading Ltd.(1)	800	16,800
Kuehne + Nagel International AG	7,270	659,494
		707,717
MEDIA ― 1.2%
Arbitron, Inc.	1,003	21,564
Belo Corp., Class A	3,034	20,419
British Sky Broadcasting Group plc	54,990	456,137
CBS Corp., Class B	39,582	514,170
Charter Communications, Inc., Class A(1)	3,851	114,567
Comcast Corp., Class A	119,509	1,964,728
E.W. Scripps Co. (The), Class A(1)	6,054	46,131
Entercom Communications Corp., Class A(1)	2,017	20,513
Entravision Communications Corp., Class A(1)	14,070	42,351
Gannett Co., Inc.	3,584	54,298
Harte-Hanks, Inc.	1,868	22,211
ITV plc(1)	1,184,960	975,687
Journal Communications, Inc., Class A(1)	7,500	28,050
LIN TV Corp., Class A(1)	8,912	45,540

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

LodgeNet Interactive Corp.(1)	25,158	$ 156,986
McClatchy Co. (The), Class A	10,986	52,953
Naspers Ltd. N Shares	19,656	733,043
Scholastic Corp.	3,860	113,484
Scripps Networks Interactive, Inc., Class A	32,391	1,282,036
Sinclair Broadcast Group, Inc., Class A(1)	2,253	11,310
Societe Television Francaise 1	30,500	489,020
Time Warner Cable, Inc.	9,200	429,548
Time Warner, Inc.	75,611	2,195,743
Value Line, Inc.	580	15,434
Viacom, Inc., Class B(1)	21,700	643,405
Walt Disney Co. (The)	38,950	1,216,798
		11,666,126
METALS & MINING ― 2.5%
AK Steel Holding Corp.	57,827	1,245,015
Antofagasta plc	87,265	1,175,600
BHP Billiton Ltd.	78,754	2,900,811
Brush Engineered Materials, Inc.(1)	994	20,417
Carpenter Technology Corp.	520	15,532
Cliffs Natural Resources, Inc.	33,927	1,913,483
Coeur d'Alene Mines Corp.(1)	1,304	19,104
Commercial Metals Co.	8,484	139,138
Freeport-McMoRan Copper & Gold, Inc.	12,817	963,326
Fushan International Energy Group Ltd.	754,000	672,195
Gerdau SA Preference Shares	24,600	362,231
Gold Fields Ltd. ADR	19,035	218,712
Haynes International, Inc.	1,200	34,848
JSW Steel Ltd.	27,037	627,677
Kaiser Aluminum Corp.	424	14,157
Kumba Iron Ore Ltd.	17,462	829,855
Lonmin plc(1)	38,450	1,059,418
Mesabi Trust	785	15,009
Newmont Mining Corp.	24,472	1,205,980
Nucor Corp.	12,100	500,940
Polyus Gold OJSC ADR	10,386	282,084
POSCO	4,016	1,835,055
Reliance Steel & Aluminum Co.	10,723	475,458
Royal Gold, Inc.	561	25,211
RTI International Metals, Inc.(1)	814	19,560
Schnitzer Steel Industries, Inc., Class A	5,090	232,409
Sterlite Industries India Ltd.	10,601	179,807
Sterlite Industries India Ltd. ADR	10,650	179,878
Vale SA Preference Shares	225,500	5,549,061
Walter Energy, Inc.	17,100	1,343,547
Worthington Industries, Inc.	21,019	332,941
		24,388,459
MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	6,631	222,139
Dillard's, Inc., Class A	6,821	115,070
Dollar Tree, Inc.(1)	33,587	1,872,140
Family Dollar Stores, Inc.	9,567	315,615

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Fred's, Inc., Class A	2,001	$ 20,710
Kohl's Corp.(1)	27,200	1,463,904
Macy's, Inc.	20,035	383,670
Nordstrom, Inc.	39,300	1,451,742
Sears Holdings Corp.(1)	624	59,698
Target Corp.	45,567	2,347,612
Tuesday Morning Corp.(1)	11,099	63,375
		8,315,675
MULTI-INDUSTRY ― 0.1%
Financial Select Sector SPDR Fund	39,028	572,931
MULTI-UTILITIES ― 0.5%
Avista Corp.	1,179	24,004
Black Hills Corp.	700	19,509
DTE Energy Co.	14,293	620,602
Integrys Energy Group, Inc.	16,032	706,691
MDU Resources Group, Inc.	1,207	24,671
NiSource, Inc.	4,283	64,331
NorthWestern Corp.	790	19,789
PG&E Corp.	23,904	1,002,056
Public Service Enterprise Group, Inc.	33,014	981,176
Vectren Corp.	1,363	31,690
Wisconsin Energy Corp.	18,800	910,484
Xcel Energy, Inc.	16,980	353,354
		4,758,357
OFFICE ELECTRONICS ― 0.1%
Canon, Inc.	19,900	827,627
Xerox Corp.	71,774	672,522
		1,500,149
OIL, GAS & CONSUMABLE FUELS ― 5.0%
Alpha Natural Resources, Inc.(1)	36,700	1,688,567
Anadarko Petroleum Corp.	7,681	538,669
Apache Corp.	25,367	2,629,036
Arena Resources, Inc.(1)	2,145	88,867
Banpu PCL	36,300	601,615
Berry Petroleum Co., Class A	948	25,406
BG Group plc	116,260	2,029,779
Bill Barrett Corp.(1)	1,100	37,301
BP plc	79,612	702,498
BP Prudhoe Bay Royalty Trust	169	15,105
Brigham Exploration Co.(1)	61,100	1,003,262
Chevron Corp.	59,517	4,303,079
China Shenhua Energy Co. Ltd. H Shares	88,000	378,658
CNOOC Ltd.	862,000	1,359,273
ConocoPhillips	65,654	3,151,392
Continental Resources, Inc.(1)	33,000	1,302,840
Crosstex Energy LP(1)	13,368	126,729
DCP Midstream Partners LP	1,800	55,476
Devon Energy Corp.	7,400	509,564
DHT Holdings, Inc.	8,854	31,166
EnCana Corp.	11,500	376,970
EOG Resources, Inc.	10,064	946,519

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

EQT Corp.	11,445	$ 500,833
Exxon Mobil Corp.	138,816	9,023,040
Forest Oil Corp.(1)	4,576	124,010
Frontier Oil Corp.	12,837	159,050
Goodrich Petroleum Corp.(1)	785	15,127
Imperial Oil Ltd.	33,075	1,218,073
Inergy LP	4,932	178,144
Knightsbridge Tankers Ltd.	2,062	31,775
Mariner Energy, Inc.(1)	3,559	53,456
McMoRan Exploration Co.(1)	13,174	227,647
Murphy Oil Corp.	16,888	876,487
Noble Energy, Inc.	6,215	451,458
Nordic American Tanker Shipping	1,543	44,840
OAO Gazprom ADR	28,044	623,699
Occidental Petroleum Corp.	36,494	2,914,046
Peabody Energy Corp.	9,820	451,425
Penn Virginia Corp.	758	19,177
Permian Basin Royalty Trust	4,417	75,531
Petrohawk Energy Corp.(1)	62,526	1,338,056
Petroleo Brasileiro SA-Petrobras ADR	46,557	1,985,656
Reliance Industries Ltd.	18,242	387,333
Rosetta Resources, Inc.(1)	933	17,475
Rosneft Oil Co. OJSC GDR	83,084	641,409
Royal Dutch Shell plc, Class A ADR	26,700	1,461,558
Southwestern Energy Co.(1)	9,200	391,460
Sunoco Logistics Partners LP	591	40,105
Swift Energy Co.(1)	1,773	52,818
Tesoro Corp.	3,766	44,891
Total SA	19,910	1,110,986
Tullow Oil plc	33,890	614,421
Valero Energy Corp.	12,600	220,752
W&T Offshore, Inc.	11,768	103,676
Whiting Petroleum Corp.(1)	23,800	1,781,430
Williams Pipeline Partners LP	4,035	117,782
World Fuel Services Corp.	21,470	567,237
		49,766,634
PAPER & FOREST PRODUCTS ― 0.2%
Cellu Tissue Holdings, Inc.(1)	2,494	25,813
Domtar Corp.(1)	478	24,985
Fibria Celulose SA(1)	33,125	605,989
Fibria Celulose SA ADR(1)	2,169	39,801
International Paper Co.	23,533	545,260
KapStone Paper and Packaging Corp.(1)	12,896	118,127
Louisiana-Pacific Corp.(1)	2,694	20,501
P.H. Glatfelter Co.	1,372	18,522
Schweitzer-Mauduit International, Inc.	1,899	87,164
Weyerhaeuser Co.	4,997	201,879
		1,688,041
PERSONAL PRODUCTS ― 0.1%
Bare Escentuals, Inc.(1)	10,034	182,418
Inter Parfums, Inc.	1,909	25,924

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Natura Cosmeticos SA	18,300	$ 337,413
Prestige Brands Holdings, Inc.(1)	2,819	22,637
Revlon, Inc., Class A(1)	4,061	60,875
Schiff Nutrition International, Inc.	2,304	18,017
		647,284
PHARMACEUTICALS ― 3.6%
Abbott Laboratories	94,365	5,122,132
Allergan, Inc.	14,900	870,607
Aspen Pharmacare Holdings Ltd.(1)	68,824	632,762
AstraZeneca plc	6,380	280,513
Aurobindo Pharma Ltd.	15,784	312,479
Auxilium Pharmaceuticals, Inc.(1)	1,764	53,273
Biovail Corp.	1,036	15,364
China Shineway Pharmaceutical Group Ltd.	177,000	381,265
Eli Lilly & Co.	58,783	2,018,608
Endo Pharmaceuticals Holdings, Inc.(1)	16,260	369,915
Forest Laboratories, Inc.(1)	19,803	591,714
GlaxoSmithKline plc	21,502	398,025
Impax Laboratories, Inc.(1)	2,487	38,325
Johnson & Johnson	133,128	8,387,064
King Pharmaceuticals, Inc.(1)	29,854	335,857
Merck & Co., Inc.	48,025	1,771,162
Nektar Therapeutics(1)	2,605	32,276
Novartis AG(1)	33,960	1,888,862
Novo Nordisk A/S B Shares	33,553	2,369,632
Par Pharmaceutical Cos., Inc.(1)	600	15,018
Perrigo Co.	5,700	282,549
Pfizer, Inc.	242,231	4,251,154
Roche Holding AG	12,299	2,053,936
Salix Pharmaceuticals Ltd.(1)	1,109	31,673
Shire plc	48,600	1,042,661
Shire plc ADR	5,536	357,183
Teva Pharmaceutical Industries Ltd. ADR	28,981	1,739,150
Valeant Pharmaceuticals International(1)	12,697	472,582
		36,115,741
PROFESSIONAL SERVICES ― 0.2%
Adecco SA	10,990	546,303
Capita Group plc (The)	41,294	450,830
CDI Corp.	1,433	20,478
Experian plc	70,300	650,664
Heidrick & Struggles International, Inc.	2,658	71,686
Korn/Ferry International(1)	869	14,842
Manpower, Inc.	3,913	201,598
Mistras Group, Inc.(1)	2,267	30,922
Towers Watson & Co., Class A	4,736	209,189
		2,196,512
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 2.3%
Agree Realty Corp.	2,800	61,768
Alexandria Real Estate Equities, Inc.	6,700	412,854
AMB Property Corp.	21,900	533,046
American Campus Communities, Inc.	10,500	290,220

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

American Capital Agency Corp.	1,353	$ 34,258
Annaly Capital Management, Inc.	17,891	328,837
Apartment Investment & Management Co., Class A	7,700	128,513
Ashford Hospitality Trust, Inc.(1)	9,972	54,647
AvalonBay Communities, Inc.	6,800	553,656
BioMed Realty Trust, Inc.	15,219	235,134
Boston Properties, Inc.	19,334	1,313,359
Capstead Mortgage Corp.	1,436	17,864
CBL & Associates Properties, Inc.	2,577	30,641
Chesapeake Lodging Trust(1)	5,270	105,295
Chimera Investment Corp.	15,752	63,008
Cogdell Spencer, Inc.	9,524	64,287
Corporate Office Properties Trust	7,236	266,502
DCT Industrial Trust, Inc.	58,831	289,448
Developers Diversified Realty Corp.	35,135	372,782
Digital Realty Trust, Inc.	11,200	577,696
Duke Realty Corp.	2,170	24,087
Equity LifeStyle Properties, Inc.	3,900	193,986
Equity Residential	27,400	988,592
Essex Property Trust, Inc.	3,600	309,240
Federal Realty Investment Trust	4,000	275,840
General Growth Properties, Inc.	3,632	47,615
Getty Realty Corp.	725	16,015
Government Properties Income Trust	16,254	382,782
Hatteras Financial Corp.	2,035	52,849
HCP, Inc.	26,763	770,239
Health Care REIT, Inc.	13,500	571,860
Healthcare Realty Trust, Inc.	900	18,801
Hersha Hospitality Trust	30,683	127,334
Highwoods Properties, Inc.	1,394	40,496
Host Hotels & Resorts, Inc.(1)	111,020	1,300,044
Inland Real Estate Corp.	1,800	15,120
Kilroy Realty Corp.	730	20,681
Kimco Realty Corp.	51,771	719,099
Lexington Realty Trust	2,767	16,464
Macerich Co. (The)	9,600	342,144
Medical Properties Trust, Inc.	1,420	14,612
MFA Financial, Inc.	7,054	51,071
Mid-America Apartment Communities, Inc.	4,600	238,924
National Health Investors, Inc.	600	20,886
National Retail Properties, Inc.	700	14,854
Nationwide Health Properties, Inc.	5,700	189,183
Omega Healthcare Investors, Inc.	18,500	350,945
Pebblebrook Hotel Trust(1)	6,801	137,788
Piedmont Office Realty Trust, Inc., Class A(1)	20,498	343,341
Plum Creek Timber Co., Inc.	3,200	114,336
Post Properties, Inc.	9,400	180,856
ProLogis	27,000	348,030
Public Storage	15,165	1,246,411
Rayonier, Inc.	2,800	116,396
Regency Centers Corp.	14,600	506,182

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Saul Centers, Inc.	457	$ 16,306
Senior Housing Properties Trust	700	14,553
Simon Property Group, Inc.	33,982	2,660,451
SL Green Realty Corp.	9,800	500,388
Sovran Self Storage, Inc.	3,100	98,363
SPDR Dow Jones REIT Fund	21,612	1,057,907
Tanger Factory Outlet Centers	4,152	173,014
Taubman Centers, Inc.	1,300	50,349
UDR, Inc.	6,700	112,560
Universal Health Realty Income Trust	439	14,851
Urstadt Biddle Properties, Inc., Class A	1,460	23,024
U-Store-It Trust	7,608	49,528
Ventas, Inc.	18,171	802,976
Vornado Realty Trust	16,400	1,077,808
Washington Real Estate Investment Trust	566	15,769
Weingarten Realty Investors	13,036	268,411
		22,777,176
REAL ESTATE MANAGEMENT & DEVELOPMENT ― 0.1%
Brookfield Asset Management, Inc., Class A	10,500	248,535
CB Richard Ellis Group, Inc., Class A(1)	13,000	171,600
China Overseas Land & Investment Ltd.	108,000	219,001
Forest City Enterprises, Inc., Class A(1)	12,500	150,000
		789,136
ROAD & RAIL ― 0.5%
Arkansas Best Corp.	588	15,429
Canadian National Railway Co.	17,740	932,353
CSX Corp.	5,501	261,078
Dollar Thrifty Automotive Group, Inc.(1)	6,482	194,719
Heartland Express, Inc.	12,167	186,277
Kansas City Southern(1)	40,100	1,375,430
Norfolk Southern Corp.	4,767	245,167
Old Dominion Freight Line, Inc.(1)	553	16,999
Union Pacific Corp.	32,102	2,162,712
		5,390,164
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.4%
Advanced Energy Industries, Inc.(1)	3,633	52,751
Altera Corp.	68,500	1,673,455
Amkor Technology, Inc.(1)	5,542	33,363
Analog Devices, Inc.	57,900	1,692,996
Applied Materials, Inc.	87,908	1,075,994
ARM Holdings plc	287,570	893,636
ASML Holding NV	37,570	1,151,548
ASML Holding NV New York Shares	54,100	1,667,903
Atheros Communications, Inc.(1)	34,608	1,242,081
Broadcom Corp., Class A	40,515	1,268,930
Cirrus Logic, Inc.(1)	8,804	62,861
Cohu, Inc.	1,106	14,820
Cree, Inc.(1)	19,900	1,349,817
Cymer, Inc.(1)	3,507	109,839
Cypress Semiconductor Corp.(1)	12,902	152,760
Entegris, Inc.(1)	9,508	42,596

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Integrated Device Technology, Inc.(1)	24,817	$ 135,749
Intel Corp.	88,615	1,819,266
Intersil Corp., Class A	1,800	26,712
KLA-Tencor Corp.	9,361	272,686
Linear Technology Corp.	62,200	1,689,974
LSI Corp.(1)	48,606	261,986
Marvell Technology Group Ltd.(1)	128,724	2,486,948
Mattson Technology, Inc.(1)	5,969	22,026
MediaTek, Inc.	56,581	890,900
MEMC Electronic Materials, Inc.(1)	1,709	20,696
Mindspeed Technologies, Inc.(1)	6,404	50,143
MKS Instruments, Inc.(1)	792	14,280
NVIDIA Corp.(1)	74,400	1,205,280
OmniVision Technologies, Inc.(1)	976	14,181
ON Semiconductor Corp.(1)	15,704	125,004
RF Micro Devices, Inc.(1)	28,253	118,945
Richtek Technology Corp.	37,000	345,514
Samsung Electronics Co. Ltd.	6,803	4,363,680
Sigma Designs, Inc.(1)	2,197	25,705
Silicon Laboratories, Inc.(1)	14,200	645,248
Skyworks Solutions, Inc.(1)	46,710	713,262
Taiwan Semiconductor Manufacturing Co. Ltd.	681,425	1,249,288
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	51,673	503,812
Techwell, Inc.(1)	5,000	62,750
Teradyne, Inc.(1)	139,000	1,388,610
Tessera Technologies, Inc.(1)	3,740	67,170
Texas Instruments, Inc.	28,311	690,222
Varian Semiconductor Equipment Associates, Inc.(1)	481	14,468
Veeco Instruments, Inc.(1)	38,600	1,316,260
Verigy Ltd.(1)	27,815	277,037
Xilinx, Inc.	5,747	148,445
Zoran Corp.(1)	1,355	15,366
		33,466,963
SOFTWARE ― 2.4%
ACI Worldwide, Inc.(1)	2,693	49,120
Activision Blizzard, Inc.	23,300	247,679
Adobe Systems, Inc.(1)	36,329	1,258,800
Aspen Technology, Inc.(1)	1,727	15,543
Autonomy Corp. plc(1)	12,251	285,809
Cadence Design Systems, Inc.(1)	75,882	432,528
Cerner Corp.(1)	23,800	1,974,210
Citrix Systems, Inc.(1)	22,900	984,929
CommVault Systems, Inc.(1)	3,436	75,249
Compuware Corp.(1)	2,811	21,054
Epicor Software Corp.(1)	5,339	45,755
Fair Isaac Corp.	5,096	117,004
JDA Software Group, Inc.(1)	4,697	132,925
Lawson Software, Inc.(1)	2,965	17,849
Mentor Graphics Corp.(1)	14,561	121,148
Microsoft Corp.	371,658	10,651,718
MicroStrategy, Inc., Class A(1)	916	81,240

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Oracle Corp.	170,903	$ 4,212,759
Parametric Technology Corp.(1)	4,072	70,894
Progress Software Corp.(1)	3,893	109,082
Quest Software, Inc.(1)	4,578	77,139
Radiant Systems, Inc.(1)	2,382	26,607
Rovi Corp.(1)	19,400	649,900
S1 Corp.(1)	4,158	25,821
salesforce.com, inc.(1)	4,600	312,570
Solera Holdings, Inc.	2,720	92,915
Sybase, Inc.(1)	16,251	721,382
Symantec Corp.(1)	10,647	176,208
Synopsys, Inc.(1)	18,192	398,405
Taleo Corp., Class A(1)	1,126	26,506
THQ, Inc.(1)	3,514	21,295
TIBCO Software, Inc.(1)	2,577	23,631
Ulticom, Inc.	3,178	31,176
		23,488,850
SPECIALTY RETAIL ― 2.0%
Aaron's, Inc.	843	25,012
Abercrombie & Fitch Co., Class A	25,600	932,352
AutoZone, Inc.(1)	474	78,651
Barnes & Noble, Inc.	6,743	135,332
Bed Bath & Beyond, Inc.(1)	24,900	1,036,089
Best Buy Co., Inc.	6,900	251,850
Cabela's, Inc.(1)	1,682	26,004
Cato Corp. (The), Class A	779	15,268
Chico's FAS, Inc.(1)	114,900	1,556,895
Children's Place Retail Stores, Inc. (The)(1)	679	25,945
Christopher & Banks Corp.	4,429	30,737
Coldwater Creek, Inc.(1)	5,219	27,087
Dress Barn, Inc. (The)(1)	600	14,916
FAST RETAILING CO. LTD.	5,800	979,233
Finish Line, Inc. (The), Class A	2,459	29,729
Gap, Inc. (The)	40,342	867,353
Genesco, Inc.(1)	1,328	31,779
Group 1 Automotive, Inc.(1)	590	16,384
H & M Hennes & Mauritz AB B Shares	10,490	636,333
Home Depot, Inc. (The)	103,400	3,226,080
Hot Topic, Inc.(1)	3,559	23,027
J. Crew Group, Inc.(1)	40,200	1,691,616
Kingfisher plc	290,200	951,368
Kirkland's, Inc.(1)	7,062	116,947
Lowe's Cos., Inc.	41,045	973,177
Men's Wearhouse, Inc. (The)	700	14,952
Monro Muffler Brake, Inc.	2,418	84,291
Nitori Co. Ltd.	6,250	500,872
PEP Boys-Manny Moe & Jack	2,074	19,703
PetSmart, Inc.	18,282	497,636
RadioShack Corp.	4,418	86,416
Rent-A-Center, Inc., Class A(1)	7,529	167,445
Ross Stores, Inc.	19,826	969,690

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Sherwin-Williams Co. (The)	3,945	$ 250,034
Stage Stores, Inc.	1,205	16,027
Staples, Inc.	15,300	394,128
Tiffany & Co.	16,800	745,752
Vitamin Shoppe, Inc.(1)	1,099	21,837
Wet Seal, Inc. (The), Class A(1)	9,666	38,761
Williams-Sonoma, Inc.	96,200	2,064,452
		19,571,160
TEXTILES, APPAREL & LUXURY GOODS ― 0.5%
Crocs, Inc.(1)	2,558	18,034
Deckers Outdoor Corp.(1)	875	105,175
G-III Apparel Group Ltd.(1)	4,600	96,462
Jones Apparel Group, Inc.	10,556	177,974
Liz Claiborne, Inc.(1)	23,513	162,475
LVMH Moet Hennessy Louis Vuitton SA	10,750	1,165,164
Phillips-Van Heusen Corp.	31,700	1,379,584
Polo Ralph Lauren Corp.	10,953	875,473
Ports Design Ltd.	60,000	147,949
Skechers U.S.A., Inc., Class A(1)	500	15,365
Steven Madden Ltd.(1)	2,445	102,714
Swatch Group AG (The)	2,140	595,036
True Religion Apparel, Inc.(1)	841	20,655
VF Corp.	6,000	464,280
Weyco Group, Inc.	729	16,782
Wolverine World Wide, Inc.	961	26,495
		5,369,617
THRIFTS & MORTGAGE FINANCE ― 0.2%
Brookline Bancorp., Inc.	2,274	23,377
First Financial Northwest, Inc.	3,211	21,000
First Niagara Financial Group, Inc.	3,180	44,647
Flushing Financial Corp.	1,348	17,106
Housing Development Finance Corp. Ltd.	8,883	481,730
Hudson City Bancorp., Inc.	24,451	330,578
K-Fed Bancorp.	2,116	17,626
MGIC Investment Corp.(1)	2,172	16,637
Northwest Bancshares, Inc.	15,906	187,850
Ocwen Financial Corp.(1)	2,796	30,225
People's United Financial, Inc.	26,135	412,149
PMI Group, Inc. (The)(1)	7,715	21,602
Provident Financial Services, Inc.	2,362	25,887
Washington Federal, Inc.	1,200	23,388
		1,653,802
TOBACCO ― 0.3%
Altria Group, Inc.	33,798	680,016
British American Tobacco plc	27,685	941,163
Lorillard, Inc.	4,700	343,288
Philip Morris International, Inc.	31,343	1,535,180
		3,499,647
TRADING COMPANIES & DISTRIBUTORS ― 0.2%
Aircastle Ltd.	14,266	138,808
GATX Corp.	637	16,976

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Kaman Corp.	1,054	$ 25,243
Lawson Products, Inc.	1,340	23,758
Mitsubishi Corp.	59,200	1,479,251
WESCO International, Inc.(1)	4,512	130,352
		1,814,388
TRANSPORTATION INFRASTRUCTURE ― 0.1%
Aegean Marine Petroleum Network, Inc.	3,698	105,985
China Merchants Holdings International Co. Ltd.	126,000	453,701
Mundra Port and Special Economic Zone Ltd.	13,388	195,673
		755,359
WATER UTILITIES(2)
American States Water Co.	506	16,273
Artesian Resources Corp., Class A	1,349	23,931
California Water Service Group	835	29,960
		70,164
WIRELESS TELECOMMUNICATION SERVICES ― 1.5%
America Movil SAB de CV, Series L ADR	28,705	1,279,382
American Tower Corp., Class A(1)	76,300	3,254,958
China Mobile Ltd. ADR	31,025	1,533,566
Millicom International Cellular SA	17,154	1,453,630
MTN Group Ltd.	27,341	396,175
SBA Communications Corp., Class A(1)	133,422	4,717,802
SOFTBANK CORP.	39,800	1,042,429
Sprint Nextel Corp.(1)	32,572	108,474
Vodafone Group plc	405,570	874,745
		14,661,161
TOTAL COMMON STOCKS
(Cost $618,369,586)		755,320,963
U.S. TREASURY SECURITIES ― 7.6%
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	$ 3,500,000	3,877,346
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	1,400,000	1,358,876
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(3)	7,146,351	7,589,646
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(3)	2,497,800	2,498,971
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(3)	1,824,255	1,963,070
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(3)	13,451,760	14,563,629
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(3)	11,514,442	11,616,092
U.S. Treasury Notes, 0.875%, 4/30/11(3)	5,000,000	5,029,105
U.S. Treasury Notes, 1.875%, 6/15/12(3)	6,000,000	6,125,160
U.S. Treasury Notes, 1.50%, 7/15/12(3)	3,000,000	3,036,096
U.S. Treasury Notes, 1.375%, 9/15/12(3)	4,000,000	4,026,876
U.S. Treasury Notes, 1.375%, 1/15/13(3)	9,000,000	9,022,509
U.S. Treasury Notes, 2.375%, 8/31/14(3)	2,000,000	2,026,720
U.S. Treasury Notes, 3.00%, 8/31/16(3)	2,000,000	2,011,876
TOTAL U.S. TREASURY SECURITIES
(Cost $73,133,812)		74,745,972
CORPORATE BONDS ― 7.5%
AEROSPACE & DEFENSE ― 0.2%
Bombardier, Inc., 8.00%, 11/15/14(3)(4)	250,000	261,250

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. PIK, 8.875%, 4/1/15(3)	$ 197,047	$ 138,918
Honeywell International, Inc., 5.30%, 3/15/17(3)	214,000	232,408
Honeywell International, Inc., 5.30%, 3/1/18(3)	170,000	182,647
L-3 Communications Corp., 5.875%, 1/15/15(3)	100,000	100,875
L-3 Communications Corp., 6.375%, 10/15/15(3)	150,000	153,188
L-3 Communications Corp., 5.20%, 10/15/19(3)(4)	70,000	71,097
Lockheed Martin Corp., 6.15%, 9/1/36(3)	87,000	93,127
Lockheed Martin Corp., 5.50%, 11/15/39(3)	170,000	167,902
United Technologies Corp., 6.05%, 6/1/36(3)	228,000	243,470
United Technologies Corp., 5.70%, 4/15/40(3)	130,000	132,148
		1,777,030
AUTO COMPONENTS ― 0.1%
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(3)	150,000	131,250
Goodyear Tire & Rubber Co. (The), 9.00%, 7/1/15(3)	250,000	259,063
TRW Automotive, Inc., 8.875%, 12/1/17(3)(4)	225,000	227,812
		618,125
AUTOMOBILES ― 0.1%
Daimler Finance N.A. LLC, 5.875%, 3/15/11(3)	200,000	208,360
Ford Motor Co., 7.45%, 7/16/31(3)	300,000	265,125
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	30,000	30,109
		503,594
BEVERAGES ― 0.1%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(3)	180,000	185,016
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(4)	210,000	241,785
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18(3)	190,000	216,405
SABMiller plc, 6.20%, 7/1/11(3)(4)	170,000	180,408
		823,614
BUILDING PRODUCTS ― 0.1%
Masco Corp., 6.125%, 10/3/16	500,000	478,988
Nortek, Inc., 11.00%, 12/1/13	150,666	158,953
		637,941
CAPITAL MARKETS ― 0.3%
Credit Suisse (New York), 5.00%, 5/15/13(3)	280,000	301,268
Credit Suisse (New York), 5.50%, 5/1/14(3)	170,000	185,679
Credit Suisse (New York), 5.30%, 8/13/19(3)	130,000	133,128
Credit Suisse AG, 5.40%, 1/14/20(3)	50,000	50,199
Deutsche Bank AG (London), 4.875%, 5/20/13(3)	250,000	268,853
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	130,000	133,880
Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14(3)	130,000	142,649
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	490,000	560,615
Jefferies Group, Inc., 8.50%, 7/15/19(3)	70,000	77,834
Morgan Stanley, 4.20%, 11/20/14(3)	110,000	110,299
Morgan Stanley, 6.625%, 4/1/18(3)	240,000	255,276
Morgan Stanley, 7.30%, 5/13/19(3)	340,000	375,815
		2,595,495
CHEMICALS ― 0.1%
Dow Chemical Co. (The), 8.55%, 5/15/19(3)	110,000	132,936
Hexion Finance Escrow LLC/Hexion Escrow Corp., 8.875%, 2/1/18(4)	125,000	117,500
Huntsman International LLC, 7.875%, 11/15/14	175,000	170,625

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Rohm & Haas Co., 5.60%, 3/15/13(3)	$ 180,000	$ 192,399
		613,460
COMMERCIAL BANKS ― 0.1%
Barclays Bank plc, 5.00%, 9/22/16(3)	100,000	102,065
BB&T Corp., 5.70%, 4/30/14(3)	130,000	142,251
Fifth Third Bancorp., 6.25%, 5/1/13(3)	90,000	96,656
National Australia Bank Ltd., 3.75%, 3/2/15(4)(5)	100,000	100,840
PNC Bank N.A., 6.00%, 12/7/17(3)	230,000	244,831
SunTrust Bank, 7.25%, 3/15/18(3)	100,000	105,966
Wachovia Bank N.A., 4.80%, 11/1/14(3)	269,000	279,076
Wachovia Bank N.A., 4.875%, 2/1/15(3)	101,000	104,970
Westpac Banking Corp., 4.875%, 11/19/19(3)	60,000	59,234
		1,235,889
COMMERCIAL SERVICES & SUPPLIES ― 0.2%
Allied Waste North America, Inc., 6.375%, 4/15/11(3)	600,000	630,245
ARAMARK Corp., 8.50%, 2/1/15(3)	200,000	203,000
Cenveo Corp., 8.375%, 6/15/14(3)	325,000	291,687
Corrections Corp. of America, 6.25%, 3/15/13(3)	550,000	556,187
Republic Services, Inc., 5.50%, 9/15/19(3)(4)	170,000	175,963
Waste Management, Inc., 7.375%, 3/11/19(3)	150,000	175,080
Waste Management, Inc., 6.125%, 11/30/39(3)	70,000	70,856
		2,103,018
COMMUNICATIONS EQUIPMENT(2)
Cisco Systems, Inc., 5.90%, 2/15/39(3)	180,000	184,422
COMPUTERS & PERIPHERALS(2)
Seagate Technology HDD Holdings, 6.80%, 10/1/16(3)	250,000	250,625
CONSUMER FINANCE ― 0.3%
American Express Centurion Bank, 5.55%, 10/17/12(3)	130,000	138,934
American Express Co., 7.25%, 5/20/14(3)	70,000	79,787
American General Finance Corp., 4.875%, 7/15/12(3)	500,000	425,540
Capital One Bank USA N.A., 8.80%, 7/15/19(3)	250,000	300,320
Ford Motor Credit Co. LLC, 7.25%, 10/25/11(3)	450,000	456,238
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	251,129
General Electric Capital Corp., 3.75%, 11/14/14(3)	110,000	110,767
General Electric Capital Corp., 4.375%, 9/21/15(3)	110,000	112,837
General Electric Capital Corp., 5.625%, 9/15/17(3)	215,000	224,985
GMAC, Inc., 6.875%, 9/15/11	618,000	621,090
GMAC, Inc., 8.30%, 2/12/15(3)(4)	400,000	404,500
SLM Corp., 5.375%, 1/15/13(3)	70,000	67,129
		3,193,256
CONTAINERS & PACKAGING ― 0.1%
Graham Packaging Co. LP/GPC Capital Corp I, 9.875%, 10/15/14	350,000	358,750
Graham Packaging Co. LP/GPC Capital Corp I, 8.25%, 1/1/17(4)	225,000	221,625
		580,375
DIVERSIFIED FINANCIAL SERVICES ― 0.3%
Bank of America Corp., 6.50%, 8/1/16(3)	100,000	107,468
Bank of America Corp., 7.625%, 6/1/19(3)	120,000	135,657
Bank of America N.A., 5.30%, 3/15/17(3)	303,000	298,013
BankAmerica Capital II, 8.00%, 12/15/26(3)	300,000	290,250
Citigroup, Inc., 5.50%, 4/11/13(3)	330,000	345,475
Citigroup, Inc., 6.01%, 1/15/15(3)	110,000	115,053

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Citigroup, Inc., 6.125%, 5/15/18(3)	$ 240,000	$ 240,731
Citigroup, Inc., 8.50%, 5/22/19(3)	80,000	92,286
JPMorgan Chase & Co., 4.65%, 6/1/14(3)	170,000	179,997
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	390,000	422,262
KAR Auction Services, Inc., 8.75%, 5/1/14(3)	500,000	507,500
		2,734,692
DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.7%
Alltel Corp., 7.875%, 7/1/32(3)	80,000	96,260
AT&T, Inc., 6.80%, 5/15/36(3)	270,000	288,515
AT&T, Inc., 6.55%, 2/15/39(3)	370,000	390,764
British Telecommunications plc, 5.95%, 1/15/18(3)	100,000	103,532
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	390,000	491,219
Cincinnati Bell, Inc., 8.375%, 1/15/14(3)	150,000	151,875
Embarq Corp., 7.08%, 6/1/16(3)	158,000	174,152
France Telecom SA, 4.375%, 7/8/14(3)	190,000	201,802
Frontier Communications Corp., 6.25%, 1/15/13(3)	280,000	282,100
Frontier Communications Corp., 7.125%, 3/15/19(3)	200,000	188,000
Intelsat Jackson Holdings Ltd., 11.25%, 6/15/16(3)	200,000	214,500
Intelsat Luxembourg SA, 11.25%, 2/4/17(6)	250,000	254,688
Intelsat Subsidiary Holding Co. Ltd. SA, 8.875%, 1/15/15(3)	175,000	179,375
Koninklijke KPN NV, 8.375%, 10/1/30(3)	50,000	62,319
Level 3 Financing, Inc., 9.25%, 11/1/14	250,000	238,125
MetroPCS Wireless, Inc., 9.25%, 11/1/14(3)	500,000	501,250
Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16(3)(4)	575,000	618,125
Qwest Corp., 7.875%, 9/1/11(3)	340,000	361,250
Qwest Corp., 7.50%, 10/1/14(3)	90,000	96,300
Sprint Capital Corp., 8.75%, 3/15/32(3)	500,000	443,750
Telecom Italia Capital SA, 6.175%, 6/18/14(3)	160,000	174,278
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	150,000	158,332
Telefonica Emisiones SAU, 7.05%, 6/20/36(3)	200,000	222,235
Verizon Communications, Inc., 6.40%, 2/15/38(3)	60,000	62,787
Wind Acquisition Finance SA, 11.75%, 7/15/17(4)	250,000	268,750
Windstream Corp., 8.625%, 8/1/16(3)	300,000	306,750
		6,531,033
ELECTRIC UTILITIES ― 0.1%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	83,000	90,752
Carolina Power & Light Co., 5.25%, 12/15/15(3)	174,000	192,736
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	59,000	61,820
Duke Energy Corp., 3.95%, 9/15/14(3)	80,000	82,872
EDF SA, 4.60%, 1/27/20(3)(4)	150,000	150,088
Edison Mission Energy, 7.00%, 5/15/17(3)	375,000	276,563
Energy Future Holdings Corp., 10.875%, 11/1/17(3)	175,000	133,438
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	180,000	185,513
Florida Power Corp., 6.35%, 9/15/37(3)	170,000	185,683
Southern California Edison Co., 5.625%, 2/1/36(3)	49,000	49,614
		1,409,079
ELECTRICAL EQUIPMENT ― 0.1%
Baldor Electric Co., 8.625%, 2/15/17(3)	425,000	437,750
Roper Industries, Inc., 6.25%, 9/1/19(3)	50,000	53,720
		491,470

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.1%
Corning, Inc., 6.625%, 5/15/19(3)	$ 220,000	$ 247,035
Flextronics International Ltd., 6.50%, 5/15/13(3)	500,000	513,750
Sanmina-SCI Corp., 8.125%, 3/1/16(3)	500,000	495,000
		1,255,785
ENERGY EQUIPMENT & SERVICES(2)
Pride International, Inc., 8.50%, 6/15/19(3)	90,000	101,025
Weatherford International Ltd., 9.625%, 3/1/19(3)	200,000	254,728
		355,753
FOOD & STAPLES RETAILING ― 0.2%
CVS Caremark Corp., 6.60%, 3/15/19(3)	190,000	213,124
Ingles Markets, Inc., 8.875%, 5/15/17(3)	500,000	517,500
Rite Aid Corp., 8.625%, 3/1/15(3)	250,000	211,250
SUPERVALU, Inc., 8.00%, 5/1/16(3)	275,000	278,438
SYSCO Corp., 4.20%, 2/12/13(3)	90,000	95,147
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	213,000	225,780
Wal-Mart Stores, Inc., 6.50%, 8/15/37(3)	280,000	317,899
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	170,000	186,012
		2,045,150
FOOD PRODUCTS ― 0.1%
General Mills, Inc., 5.65%, 9/10/12(3)	100,000	109,839
Kellogg Co., 4.45%, 5/30/16(3)	170,000	179,027
Kraft Foods, Inc., 6.00%, 2/11/13(3)	50,000	55,210
Kraft Foods, Inc., 6.50%, 2/9/40(3)	210,000	219,841
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)(4)	70,000	70,312
Smithfield Foods, Inc., 7.75%, 5/15/13(3)	250,000	245,000
Smithfield Foods, Inc., 7.75%, 7/1/17(3)	400,000	368,000
		1,247,229
HEALTH CARE EQUIPMENT & SUPPLIES ― 0.2%
Baxter International, Inc., 5.90%, 9/1/16(3)	90,000	101,697
Baxter International, Inc., 5.375%, 6/1/18(3)	170,000	184,095
Baxter International, Inc., 6.25%, 12/1/37(3)	180,000	198,941
Biomet, Inc, 10.00%, 10/15/17(3)	200,000	219,500
Biomet, Inc, 11.625%, 10/15/17(3)	525,000	582,750
Inverness Medical Innovations, Inc., 9.00%, 5/15/16(3)	500,000	503,750
		1,790,733
HEALTH CARE PROVIDERS & SERVICES ― 0.3%
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(3)	450,000	466,875
DaVita, Inc., 7.25%, 3/15/15(3)	100,000	100,875
Express Scripts, Inc., 5.25%, 6/15/12(3)	120,000	128,612
HCA, Inc., 6.50%, 2/15/16(3)	200,000	187,500
HCA, Inc., 9.25%, 11/15/16(3)	375,000	398,906
HealthSouth Corp., 10.75%, 6/15/16	125,000	135,625
HealthSouth Corp., 8.125%, 2/15/20	250,000	245,000
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	240,000	274,221
Omnicare, Inc., 6.875%, 12/15/15(3)	250,000	241,250
Quest Diagnostics, Inc., 4.75%, 1/30/20(3)	70,000	69,195
Sun Healthcare Group, Inc., 9.125%, 4/15/15	200,000	204,000
Tenet Healthcare Corp., 8.875%, 7/1/19(4)	600,000	636,000
		3,088,059

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

HOTELS, RESTAURANTS & LEISURE ― 0.3%
Harrah's Operating Co., Inc., 11.25%, 6/1/17(3)	$ 500,000	$ 521,250
McDonald's Corp., 5.35%, 3/1/18(3)	130,000	141,028
McDonald's Corp., 6.30%, 10/15/37(3)	190,000	209,282
MGM Mirage, 8.50%, 9/15/10(3)	500,000	501,250
MGM Mirage, 6.75%, 9/1/12(3)	400,000	372,000
MGM Mirage, 7.625%, 1/15/17(3)	125,000	100,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(3)	250,000	250,000
Universal City Development Partners Ltd., 8.875%, 11/15/15(4)	240,000	243,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14(3)	500,000	486,250
Yum! Brands, Inc., 5.30%, 9/15/19(3)	180,000	185,497
Yum! Brands, Inc., 6.875%, 11/15/37(3)	185,000	203,899
		3,213,456
HOUSEHOLD DURABLES ― 0.1%
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	125,000	131,250
KB Home, 6.375%, 8/15/11(3)	105,000	107,363
Meritage Homes Corp., 7.00%, 5/1/14(3)	300,000	292,500
Yankee Acquisition Corp., 8.50%, 2/15/15(3)	200,000	201,000
		732,113
HOUSEHOLD PRODUCTS(2)
Central Garden and Pet Co., 8.25%, 3/1/18(5)	200,000	202,250
Kimberly-Clark Corp., 6.125%, 8/1/17(3)	170,000	192,828
		395,078
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.1%
AES Corp. (The), 8.75%, 5/15/13(3)(4)	409,000	418,202
AES Corp. (The), 8.00%, 10/15/17(3)	425,000	424,469
RRI Energy, Inc., 7.625%, 6/15/14(3)	400,000	384,000
		1,226,671
INDUSTRIAL CONGLOMERATES ― 0.1%
General Electric Co., 5.00%, 2/1/13(3)	222,000	238,300
General Electric Co., 5.25%, 12/6/17(3)	190,000	199,323
Hutchison Whampoa International 09/16 Ltd., 4.625%, 9/11/15(3)(4)	140,000	144,156
		581,779
INSURANCE ― 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	130,000	152,626
Fairfax Financial Holdings Ltd., 7.75%, 6/15/17(3)	425,000	442,000
International Lease Finance Corp., 5.30%, 5/1/12(3)	375,000	343,326
Liberty Mutual Group, Inc., VRN, 10.75%, 6/15/38(3)(4)	125,000	136,250
Lincoln National Corp., 6.25%, 2/15/20(3)	70,000	72,974
MetLife Global Funding I, 5.125%, 4/10/13(3)(4)	160,000	172,840
MetLife, Inc., 6.75%, 6/1/16(3)	170,000	188,817
New York Life Global Funding, 4.65%, 5/9/13(3)(4)	130,000	138,978
Prudential Financial, Inc., 7.375%, 6/15/19(3)	70,000	80,463
Prudential Financial, Inc., 5.40%, 6/13/35(3)	190,000	169,264
Travelers Cos., Inc. (The), 5.90%, 6/2/19(3)	80,000	87,770
		1,985,308
INTERNET & CATALOG RETAIL(2)
Expedia, Inc., 7.46%, 8/15/18(3)	140,000	155,925
IT SERVICES ― 0.1%
SunGard Data Systems, Inc., 9.125%, 8/15/13(3)	400,000	411,500

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SunGard Data Systems, Inc., 10.25%, 8/15/15(3)	$ 200,000	$ 208,500
		620,000
MACHINERY ― 0.1%
Caterpillar Financial Services Corp., 4.85%, 12/7/12(3)	190,000	205,772
Deere & Co., 5.375%, 10/16/29(3)	120,000	121,009
RBS Global, Inc./Rexnord LLC, 9.50%, 8/1/14(3)	325,000	330,687
SPX Corp., 7.625%, 12/15/14(3)	175,000	179,812
		837,280
MEDIA ― 0.6%
CBS Corp., 8.875%, 5/15/19(3)	80,000	94,976
CBS Corp., 5.50%, 5/15/33(3)	80,000	68,062
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(4)	200,000	183,250
Cinemark USA, Inc., 8.625%, 6/15/19(3)	150,000	156,750
Clear Channel Communications, Inc., 10.75%, 8/1/16(3)	125,000	96,250
Comcast Corp., 5.90%, 3/15/16(3)	153,000	166,801
Comcast Corp., 6.40%, 5/15/38(3)	170,000	173,272
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)(4)	260,000	272,154
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375%, 6/15/15(3)	120,000	124,650
Harland Clarke Holdings Corp., 9.50%, 5/15/15(3)	600,000	550,500
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	750,000	819,375
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(3)(4)	250,000	252,500
News America, Inc., 6.90%, 8/15/39(3)(4)	100,000	110,283
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(3)	125,000	139,844
Omnicom Group, Inc., 5.90%, 4/15/16(3)	190,000	206,435
Sirius XM Radio, Inc., 9.625%, 8/1/13(3)	100,000	101,750
Time Warner Cable, Inc., 5.40%, 7/2/12(3)	120,000	128,807
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	210,000	234,885
Time Warner, Inc., 5.50%, 11/15/11(3)	140,000	148,963
Time Warner, Inc., 7.625%, 4/15/31(3)	37,000	43,095
Time Warner, Inc., 7.70%, 5/1/32(3)	130,000	153,079
Viacom, Inc., 6.25%, 4/30/16(3)	240,000	268,162
Viacom, Inc., 5.625%, 9/15/19(3)	270,000	285,563
Viacom, Inc., 6.875%, 4/30/36(3)	90,000	96,425
Virgin Media Finance plc, 9.50%, 8/15/16(3)	500,000	532,500
WMG Acquisition Corp., 9.50%, 6/15/16(4)	325,000	342,875
		5,751,206
METALS & MINING ― 0.2%
AK Steel Corp., 7.75%, 6/15/12(3)	150,000	150,937
Anglo American Capital plc, 9.375%, 4/8/19(3)(4)	100,000	127,918
ArcelorMittal, 9.85%, 6/1/19(3)	160,000	201,607
Barrick Gold Corp., 6.95%, 4/1/19	90,000	103,513
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15(3)	325,000	352,585
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	120,000	130,375
Newmont Mining Corp., 6.25%, 10/1/39(3)	120,000	119,851
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(3)	240,000	263,966
Vale Overseas Ltd., 5.625%, 9/15/19(3)	50,000	51,015
Xstrata Finance Canada Ltd., 5.80%, 11/15/16(3)(4)	142,000	148,019
		1,649,786
MULTILINE RETAIL(2)
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	127,000	131,445

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Macy's Retail Holdings, Inc., 5.90%, 12/1/16(3)	$ 250,000	$ 243,750
		375,195
MULTI-UTILITIES ― 0.2%
CenterPoint Energy Resources Corp., 6.125%, 11/1/17(3)	190,000	201,688
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	220,000	219,048
Dominion Resources, Inc., 4.75%, 12/15/10(3)	186,000	191,643
Dominion Resources, Inc., 6.40%, 6/15/18(3)	170,000	189,477
Pacific Gas & Electric Co., 4.20%, 3/1/11(3)	330,000	340,914
Pacific Gas & Electric Co., 5.80%, 3/1/37(3)	118,000	119,567
Pacific Gas & Electric Co., 6.35%, 2/15/38(3)	160,000	173,666
PG&E Corp., 5.75%, 4/1/14(3)	100,000	110,095
Sempra Energy, 8.90%, 11/15/13(3)	70,000	84,035
Sempra Energy, 6.50%, 6/1/16(3)	80,000	89,565
Sempra Energy, 6.00%, 10/15/39(3)	50,000	49,770
		1,769,468
OFFICE ELECTRONICS(2)
Xerox Corp., 5.65%, 5/15/13(3)	50,000	53,825
Xerox Corp., 4.25%, 2/15/15(3)	130,000	132,939
		186,764
OIL, GAS & CONSUMABLE FUELS ― 0.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	140,000	146,682
Arch Coal, Inc., 8.75%, 8/1/16(3)(4)	275,000	286,000
Bill Barrett Corp., 9.875%, 7/15/16(3)	325,000	345,719
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	125,000	130,937
Chesapeake Energy Corp., 7.50%, 6/15/14(3)	450,000	456,750
ConocoPhillips, 5.75%, 2/1/19(3)	160,000	175,589
ConocoPhillips, 6.50%, 2/1/39(3)	290,000	325,569
El Paso Corp., 7.875%, 6/15/12(3)	60,000	63,603
El Paso Corp., 6.875%, 6/15/14(3)	150,000	151,859
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	75,000	82,572
Encore Acquisition Co., 9.50%, 5/1/16(3)	125,000	133,750
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	350,000	387,584
EOG Resources, Inc., 5.625%, 6/1/19(3)	120,000	130,658
Hess Corp., 6.00%, 1/15/40(3)	70,000	70,035
Kerr-McGee Corp., 6.95%, 7/1/24(3)	100,000	113,223
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	160,000	181,699
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	70,000	72,682
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	86,000	95,222
Massey Energy Co., 6.875%, 12/15/13(3)	375,000	374,062
Motiva Enterprises LLC, 5.75%, 1/15/20(3)(4)	110,000	115,729
Nexen, Inc., 5.65%, 5/15/17(3)	130,000	138,342
Nexen, Inc., 6.40%, 5/15/37(3)	150,000	151,473
OPTI Canada, Inc., 7.875%, 12/15/14(3)	290,000	256,650
Petrobras International Finance Co., 5.75%, 1/20/20(3)	70,000	70,959
Petrohawk Energy Corp., 7.875%, 6/1/15(3)	100,000	100,500
Petroleos Mexicanos, 6.00%, 3/5/20(3)(4)	80,000	81,760
Plains All American Pipeline LP/PAA Finance Corp., 8.75%, 5/1/19(3)	170,000	210,086
Range Resources Corp., 7.375%, 7/15/13(3)	225,000	229,500
Sabine Pass LNG LP, 7.25%, 11/30/13(3)	250,000	234,687
Sabine Pass LNG LP, 7.50%, 11/30/16(3)	400,000	353,000
SandRidge Energy, Inc., 8.75%, 1/15/20(3)(4)	225,000	221,625

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Shell International Finance BV, 4.30%, 9/22/19(3)	$ 120,000	$ 119,236
Shell International Finance BV, 6.375%, 12/15/38(3)	150,000	167,366
Southwestern Energy Co., 7.50%, 2/1/18(3)	300,000	318,000
Talisman Energy, Inc., 7.75%, 6/1/19(3)	120,000	142,979
Williams Partners LP, 5.25%, 3/15/20(3)(4)	80,000	81,296
XTO Energy, Inc., 6.50%, 12/15/18(3)	130,000	150,573
XTO Energy, Inc., 6.10%, 4/1/36(3)	196,000	214,628
		7,082,584
PAPER & FOREST PRODUCTS ― 0.2%
Boise Cascade LLC, 7.125%, 10/15/14(3)	269,000	242,772
Domtar Corp., 9.50%, 8/1/16(3)	250,000	272,500
Georgia-Pacific LLC, 7.70%, 6/15/15(3)	475,000	496,375
Georgia-Pacific LLC, 7.125%, 1/15/17(3)(4)	175,000	177,625
International Paper Co., 9.375%, 5/15/19(3)	235,000	293,352
International Paper Co., 7.30%, 11/15/39(3)	90,000	95,882
Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14(3)	550,000	508,750
		2,087,256
PHARMACEUTICALS ― 0.1%
Abbott Laboratories, 5.875%, 5/15/16(3)	95,000	107,705
AstraZeneca plc, 5.40%, 9/15/12(3)	180,000	197,088
AstraZeneca plc, 5.90%, 9/15/17(3)	260,000	294,527
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13(3)	130,000	141,164
Pfizer, Inc., 7.20%, 3/15/39(3)	100,000	122,737
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(3)	240,000	252,236
Wyeth, 5.95%, 4/1/37(3)	199,000	209,930
		1,325,387
REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Digital Realty Trust LP, 5.875%, 2/1/20(3)(4)	100,000	98,841
Host Hotels & Resorts LP, 6.75%, 6/1/16(3)	300,000	297,000
ProLogis, 7.625%, 8/15/14(3)	80,000	86,956
ProLogis, 5.625%, 11/15/16(3)	350,000	340,699
ProLogis, 7.375%, 10/30/19(3)	70,000	72,314
		895,810
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
AMB Property LP, 6.625%, 12/1/19(3)	110,000	112,349
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(3)	100,000	110,750
		223,099
ROAD & RAIL(2)
CSX Corp., 7.375%, 2/1/19(3)	130,000	152,026
Union Pacific Corp., 5.75%, 11/15/17(3)	270,000	293,467
		445,493
SOFTWARE(2)
Intuit, Inc., 5.75%, 3/15/17(3)	303,000	322,420
SPECIALTY RETAIL ― 0.3%
Asbury Automotive Group, Inc., 8.00%, 3/15/14(3)	375,000	376,406
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/14(3)	250,000	255,625
Couche-Tard US LP/Couche-Tard Finance Corp., 7.50%, 12/15/13(3)	485,000	489,850
GSC Holdings Corp., 8.00%, 10/1/12(3)	300,000	310,500
Home Depot, Inc. (The), 5.875%, 12/16/36(3)	60,000	58,726
Michaels Stores, Inc., 10.00%, 11/1/14(3)	300,000	306,000
Michaels Stores, Inc., 11.375%, 11/1/16(3)	250,000	252,500

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Staples, Inc., 9.75%, 1/15/14(3)	$ 200,000	$ 244,523
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17(4)	500,000	551,250
		2,845,380
TEXTILES, APPAREL & LUXURY GOODS ― 0.1%
Perry Ellis International, Inc., 8.875%, 9/15/13(3)	800,000	808,000
TOBACCO(2)
Altria Group, Inc., 9.25%, 8/6/19(3)	130,000	160,972
TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Ashtead Capital, Inc., 9.00%, 8/15/16(3)(4)	850,000	858,500
RSC Equipment Rental, Inc., 9.50%, 12/1/14(3)	450,000	437,625
		1,296,125
WIRELESS TELECOMMUNICATION SERVICES ― 0.1%
America Movil SAB de CV, 5.00%, 10/16/19(3)(4)	130,000	128,508
Cricket Communications, Inc., 9.375%, 11/1/14(3)	250,000	250,000
Crown Castle International Corp., 9.00%, 1/15/15(3)	500,000	542,500
Rogers Cable, Inc., 6.25%, 6/15/13(3)	140,000	154,960
Rogers Communications, Inc., 6.80%, 8/15/18(3)	100,000	113,890
		1,189,858
TOTAL CORPORATE BONDS
(Cost $69,656,783)		74,228,240
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) ― 3.9%
FHLMC, 6.50%, 12/1/12(3)	371	398
FHLMC, 7.00%, 6/1/14(3)	17,378	18,703
FHLMC, 4.50%, 1/1/19(3)	572,312	604,385
FHLMC, 5.00%, 1/1/21(3)	467,982	497,486
FHLMC, 5.00%, 4/1/21(3)	993,313	1,055,935
FHLMC, 7.00%, 8/1/29(3)	4,766	5,273
FHLMC, 8.00%, 7/1/30(3)	27,769	31,994
FHLMC, 5.50%, 12/1/33(3)	264,568	280,569
FHLMC, 6.00%, 11/1/38	5,183,559	5,556,877
FHLMC, 6.50%, 7/1/47(3)	104,568	112,513
FNMA, 6.50%, 4/1/12(3)	4,767	5,134
FNMA, 6.00%, 4/1/14(3)	29,334	31,539
FNMA, 7.50%, 6/1/15(3)	9,632	10,575
FNMA, 5.50%, 12/1/16(3)	112,622	120,893
FNMA, 4.50%, 5/1/19(3)	356,374	375,678
FNMA, 4.50%, 5/1/19(3)	367,151	387,039
FNMA, 5.00%, 9/1/20(3)	271,617	288,435
FNMA, 7.00%, 6/1/26(3)	1,481	1,646
FNMA, 7.50%, 3/1/27(3)	20,034	22,550
FNMA, 7.00%, 1/1/29(3)	8,040	8,938
FNMA, 6.50%, 4/1/29(3)	39,674	43,079
FNMA, 6.50%, 8/1/29(3)	29,074	31,569
FNMA, 6.50%, 12/1/29(3)	46,462	50,450
FNMA, 7.00%, 3/1/30(3)	15,815	17,582
FNMA, 8.00%, 7/1/30(3)	13,060	15,018
FNMA, 7.50%, 9/1/30(3)	7,493	8,442
FNMA, 7.00%, 9/1/31(3)	39,838	44,288
FNMA, 6.50%, 1/1/32(3)	21,774	23,642
FNMA, 7.00%, 6/1/32(3)	143,627	159,592

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

FNMA, 6.50%, 8/1/32(3)	$ 32,942	$ 35,769
FNMA, 6.50%, 11/1/32(3)	251,802	273,413
FNMA, 5.50%, 6/1/33(3)	229,708	243,026
FNMA, 5.50%, 8/1/33(3)	152,745	161,601
FNMA, 5.00%, 11/1/33(3)	1,859,354	1,935,887
FNMA, 5.50%, 1/1/34(3)	2,081,778	2,200,461
FNMA, 4.50%, 9/1/35(3)	1,564,572	1,594,309
FNMA, 5.00%, 1/1/36	7,449,091	7,740,571
FNMA, 5.00%, 2/1/36(3)	1,755,343	1,824,028
FNMA, 5.50%, 1/1/37	1,526,512	1,610,726
FNMA, 5.50%, 2/1/37(3)	990,514	1,043,920
FNMA, 6.50%, 8/1/37(3)	1,733,259	1,842,748
FNMA, 4.50%, 2/1/39	2,364,699	2,395,101
FNMA, 6.50%, 6/1/47(3)	88,845	94,429
FNMA, 6.50%, 8/1/47(3)	209,050	222,190
FNMA, 6.50%, 8/1/47(3)	275,588	292,911
FNMA, 6.50%, 9/1/47(3)	227,384	241,677
FNMA, 6.50%, 9/1/47(3)	279,024	296,563
FNMA, 6.50%, 9/1/47(3)	672,050	714,293
GNMA, 7.50%, 10/15/25(3)	2,946	3,326
GNMA, 6.00%, 3/15/26(3)	33,906	36,525
GNMA, 7.00%, 12/15/27(3)	11,651	12,995
GNMA, 6.50%, 2/15/28(3)	6,807	7,488
GNMA, 7.00%, 8/15/29(3)	2,078	2,322
GNMA, 7.50%, 5/15/30(3)	3,772	4,267
GNMA, 7.00%, 5/15/31(3)	45,715	51,105
GNMA, 5.50%, 11/15/32(3)	174,470	186,025
GNMA, 6.50%, 10/15/38(3)	3,072,646	3,303,437
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $36,516,775)		38,181,335
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 1.4%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 1.1%
FHLMC, 2.50%, 4/23/14	3,000,000	3,043,839
FHLMC, 2.875%, 02/09/15(3)	4,500,000	4,570,403
FNMA, 2.75%, 3/13/14(3)	3,000,000	3,078,963
		10,693,205
GOVERNMENT-BACKED CORPORATE BONDS(8) ― 0.3%
Bank of America Corp., VRN, 0.55%, 4/30/10(3)	700,000	705,385
Citigroup Funding, Inc., VRN, 0.58%, 4/30/10(3)	700,000	706,443
Morgan Stanley, VRN, 0.60%, 3/22/10(3)	700,000	707,129
State Street Bank and Trust Co., 1.85%, 3/15/11(3)	1,000,000	1,013,233
		3,132,190
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $13,646,666)		13,825,395
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) ― 0.3%
Commercial Mortgage Pass-Through Certificates, Series 2005 F10A, Class A1, VRN, 0.33%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.10% with no caps(3)(4)	26,442	26,442

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.41%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.18% with no caps(3)(4)	$ 596,282	$ 517,270
Greenwich Capital Commercial Funding Corp., Series 2006 FL4A, Class A1, VRN, 0.32%, 3/5/10, resets monthly off the 1-month LIBOR plus 0.09% with no caps(3)(4)	157,574	138,201
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4, 4.76%, 7/10/39(3)	600,000	582,074
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(3)	1,070,425	1,073,134
Merrill Lynch Floating Trust, Series 2006-1, Class A1, VRN, 0.30%, 3/15/10, resets monthly off the 1-month LIBOR plus 0.07% with no caps(3)(4)	592,414	538,768
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 3/1/10(3)	450,000	446,194
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,453,559)		3,322,083
MUNICIPAL SECURITIES ― 0.3%
California GO, (Building Bonds), 7.30%, 10/1/39(3)	240,000	230,482
Columbus Development Auth. Industrial Rev., (Litho-Krome), VRDN, 0.25%, 3/4/10 (LOC: Bank of America N.A.)(3)	700,000	700,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	300,000	254,097
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	70,000	83,552
New York State Dormitory Auth. Rev., (Building Bonds), 5.63%, 3/15/39(3)	110,000	109,063
Orange County Housing Finance Auth. Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.26%, 3/3/10 (LOC: FNMA)(3)	295,000	295,000
San Diego County Water Auth. Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49(3)	140,000	146,403
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	200,000	206,692
University of California Rev., (Building Bonds), 5.77%, 5/15/43(3)	130,000	128,115
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.30%, 3/3/10 (LOC: Citibank N.A.)(3)	400,000	400,000
TOTAL MUNICIPAL SECURITIES
(Cost $2,593,904)		2,553,404
COLLATERALIZED MORTGAGE OBLIGATIONS(7) ― 0.2%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	437,307	270,765
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/37(3)	343,665	284,832
MASTR Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33(3)	13,425	12,437
		568,034
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	900,000	954,462
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.63%, 3/25/10, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(3)	124,505	123,953
		1,078,415
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,779,371)		1,646,449

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

SOVEREIGN GOVERNMENTS & AGENCIES ― 0.1%
BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	$ 240,000	$ 259,800
CANADA(2)
Hydro Quebec, 8.40%, 1/15/22(3)	37,000	48,381
MEXICO(2)
United Mexican States, 5.95%, 3/19/19(3)	200,000	215,000
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $495,161)		523,181
CONVERTIBLE PREFERRED STOCKS(2)
INSURANCE(2)
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49(9)	4,372	244,395
LEISURE EQUIPMENT & PRODUCTS(2)
Callaway Golf Co., Series B, 7.50%, 6/15/12(9)	200	25,450
MEDIA(2)
LodgeNet Interactive Corp., 10.00%, 12/31/49(4)(9)	14	25,147
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
Entertainment Properties Trust, Series E, 9.00%, 4/20/13(9)	900	23,238
Lexington Realty Trust, Series C, 6.50%, 12/31/49(9)	388	13,580
		36,818
TOBACCO(2)
Universal Corp., 6.75%, 3/15/13(9)	29	35,351
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $351,233)		367,161
PREFERRED STOCKS(2)
CONSUMER FINANCE(2)
GMAC, Inc., 7.00%, 12/31/11(4)(9)	131	92,728
REAL ESTATE INVESTMENT TRUSTS (REITs)(2)
National Retail Properties, Inc., Series C, 7.375%, 10/12/11(9)	1,586	37,461
PS Business Parks, Inc., Series K, 7.95%, 4/9/10(9)	1,120	27,955
		65,416
TOTAL PREFERRED STOCKS
(Cost $192,959)		158,144
ASSET-BACKED SECURITIES(2)(7)
CNH Equipment Trust, Series 2007 C, Class A3A SEQ, 5.21%, 12/15/11(3)
(Cost $99,764)	99,764	100,159

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)
Shares/ Principal Amount	Value

TEMPORARY CASH INVESTMENTS ― 2.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)
(Cost $23,166,375)	23,166,375	$ 23,166,375
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS(2)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares
(Cost $166,000)	166,000	166,000
TOTAL INVESTMENT SECURITIES — 99.9%
(Cost $843,621,948)		988,304,861
OTHER ASSETS AND LIABILITIES — 0.1%		1,028,493
TOTAL NET ASSETS — 100.0%		$989,333,354

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
3	S&P 500 E-Mini Futures	March 2010	$ 165,510	$ 3,155
19	U.S. Long Bond	June 2010	2,236,062	24,218
			$2,401,572	$27,373

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
54	U.S. Treasury 2-Year Notes	June 2010	$11,741,625	$(24,589)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
CREDIT DEFAULT - BUY PROTECTION
$1,900,000	Pay quarterly a fixed rate equal to 0.12% multiplied by the notional amount and receive from Barclays Bank plc upon each default event of Pfizer, Inc., par value of the proportional notional amount of Pfizer, Inc., 4.65%, 3/1/18. Expires March 2017.	–	$58,885

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
ETF	-	Exchange Traded Fund
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GDR	-	Global Depositary Receipt
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for when-issued securities, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $14,506,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,406,279, which represented 1.1% of total net assets.

(5)	When-issued security.
(6)
Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Interest reset or final maturity date is indicated, as applicable. Rate shown is effective at the period end.

(7)	Final maturity indicated, unless otherwise noted.
(8)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(9)
Perpetual security. These securities do not have a predetermined maturity date. The coupon rates are fixed for a period of time and may be structured to adjust thereafter. Interest reset or next call date is indicated, as applicable.

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of February 28, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$547,409,626	–	–
Foreign Common Stocks	43,464,184	$164,447,153	–
U.S. Treasury Securities	–	74,745,972	–
Corporate Bonds	–	74,228,240	–
U.S. Government Agency Mortgage-Backed Securities	–	38,181,335	–
U.S. Government Agency Securities and Equivalents	–	13,825,395	–
Commercial Mortgage-Backed Securities	–	3,322,083	–
Municipal Securities	–	2,553,404	–
Collateralized Mortgage Obligations	–	1,646,449	–
Sovereign Governments & Agencies	–	523,181	–
Convertible Preferred Stocks	–	367,161	–
Preferred Stocks	–	158,144	–
Asset-Backed Securities	–	100,159	–
Temporary Cash Investments	23,332,375	–	–
Total Value of Investment Securities	$614,206,185	$374,098,676	–
Other Financial Instruments
Futures Contracts	$2,784	–	–
Swap Agreements	–	$58,885	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$2,784	$58,885	–

Strategic Allocation: Aggressive – Schedule of Investments

FEBRUARY 28, 2010 (UNAUDITED)

3. Federal Tax Information

As of February 28, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$880,354,882
Gross tax appreciation of investments	$120,547,683
Gross tax depreciation of investments	(12,597,704)
Net tax appreciation (depreciation) of investments	$107,949,979

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 210